  Prospectus

    Minnesota Life Variable
     Universal Life Account






Variable Universal Life Insurance Policy

This prospectus describes Variable Universal Life Insurance Policies issued by Minnesota Life Insurance Company ("Minnesota Life"). The policies are designed for use in group-sponsored insurance programs to provide life insurance protection and the flexibility to vary premium payments. Certificates setting forth or summarizing the rights of the owners and/or insureds will be issued under the group contract. Individual policies can also be issued in connection with group-sponsored insurance programs in circumstances where a group contract is not issued.

The owner may allocate net premiums to one or more of the sub-accounts of a separate account of Minnesota Life called the Minnesota Life Variable Universal Life Account (herein "separate account"). Net premiums may also be allocated to a guaranteed account of Minnesota Life. To the extent of the investment of a policy in the separate account, the account value will vary with the investment experience of the sub-accounts of the separate account. There is no guaranteed minimum value associated with the separate account and its sub-accounts.

The separate account invests its assets in shares of Advantus Series Fund, Inc., Fidelity's Variable Insurance Products Fund, and Fidelity's Variable Insurance Products Fund II (the "Funds"). The Funds have nineteen Portfolio s which are available. They are:

 . Growth Portfolio      . Value Stock Portfolio
 . Bond Portfolio        . Small Company Value
 . Money Market          Portfolio
 Portfolio               . Global Bond Portfolio
 . Asset Allocation      . Index 400 Mid-Cap
 Portfolio               Portfolio
 . Mortgage Securities   . Macro-Cap Value
 Portfolio               Portfolio
 . Index 500 Portfolio   . Micro-Cap Growth
 . Capital Appreciation  Portfolio
 Portfolio               . Fidelity VIP--High
 . International Stock    Income Portfolio
 Portfolio               . Fidelity VIP--Equity-
 . Small Company Growth   Income Portfolio
 Portfolio               . Fidelity VIP II--
 . Maturing Government    Contrafund Portfolio
 Bond
 Portfolio (target
 maturity of 2010)

Although the Maturing Government Bond Portfolio with a target maturity of 2002 is included in this prospectus, it is not available for premium allocations or transfers effective May 1, 1997.

This prospectus must be accompanied by the current prospectuses of the Funds. This prospectus should be read carefully and retained for future reference.

The policies have not been approved or disapproved by the Securities and Exchange Commission ("SEC"). Neither the SEC nor any state has determined whether this prospectus is truthful or complete. Any representations to the contrary is a criminal offense.

Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101-2098
651.665.3500 Tel
www.minnesotamutual.com

Dated: May 3, 1999

             Table of Contents

                                                                            Page
Special Terms..............................................................   1
Summary....................................................................   2
Condensed Financial Information............................................   7
General Descriptions.......................................................  10
  Minnesota Life Insurance Company.........................................  10
  Variable Universal Life Account..........................................  10
  Advantus Series Fund, Inc................................................  11
  Fidelity Variable Insurance Products Funds...............................  12
  Additions, Deletions or Substitutions....................................  12
  The Guaranteed Account...................................................  13
    General Description....................................................  13
    Guaranteed Account Value...............................................  13
Information About the Policy...............................................  14
  Applications and Policy Issue............................................  14
  Policy Premiums..........................................................  14
  Death Benefit............................................................  15
  Change in Face Amount....................................................  17
  Payment of Death Benefit Proceeds........................................  17
  Account Values...........................................................  18
  Policy Loans.............................................................  20
  Surrender and Partial Surrender..........................................  21
  Transfers................................................................  21
  Dollar Cost Averaging....................................................  23
  Free Look................................................................  23
  Conversion Right to an Individual Policy.................................  24
  Continuation of Group Coverage...........................................  24
  Charges..................................................................  24
    Premium Expense Charges................................................  25
    Account Value Charges..................................................  25
    Separate Account Charges...............................................  27
    Fund Charges...........................................................  27
  Guarantee of Certain Charges.............................................  28
  Additional Benefits......................................................  28
  General Matters Relating to the Policy...................................  29
  General Provisions of the Group Contract.................................  32
Other Matters..............................................................  32
  Federal Tax Status.......................................................  32
  Year 2000 Computer Problem...............................................  35
  Directors and Principal Officers of Minnesota Life.......................  36
  Voting Rights............................................................  37
  Distribution of Policies.................................................  37
  Legal Matters............................................................  38
  Legal Proceedings........................................................  38
  Experts..................................................................  38
  Registration Statement...................................................  38
Financial Statements of Minnesota Life Variable Universal Life Account.....  39
Financial Statements of Minnesota Life Insurance Company and
 Subsidiaries..............................................................  95
Appendix I-Illustrations of Account Values and Death Benefits.............. 122
Appendix II-Policy Loan Example............................................ 131

                                                     Special Terms
As used in this prospectus, the following terms have the indicated meanings:
Account Value: The sum of the separate account value, guaranteed account value and loan account value.
Attained Age: The issue age of the insured plus the number of completed policy years.
Beneficiary: The person(s) named in an application for insurance or by later designation to receive policy proceeds in the event of the insured's death. A beneficiary may be changed as set forth in the policy and this prospectus.
Certificate: A document issued to the owner of a policy issued under a group contract setting forth or summarizing the owner's rights and benefits.
Code: The Internal Revenue Code of 1986, as amended.
Contractholder: The entity that is issued a group contract.
Eligible Member: A member of the group seeking insurance who meets the requirements stated on the specification pages of the group contract or policy to be an owner and/or insured of a policy under the group-sponsored program. Face Amount: The minimum amount of death benefit proceeds paid upon the death of the insured, so long as the policy remains in force and there are no outstanding policy loans. The face amount is shown on the specifications page attached to the policy.
Funds: The mutual fund or separate investment portfolio within a series mutual fund which we have designated as an eligible investment for the Variable Universal Life Account, currently, Advantus Series Fund, Inc. and its Portfolios, Fidelity's Variable Insurance Products Fund and its Portfolios, and Fidelity's Variable Insurance Products Fund II and its Portfolio.
General Account: All of our assets other than those in the Variable Universal Life Account or in other separate accounts established by us.
Group Contract: A Variable Universal Life Insurance Policy issued to the contractholder.
Group Sponsor: The employer, association or organization that is sponsoring a program of insurance for the group members.
Guaranteed Account: Assets other than the loan account value that are attributable to a policy and held in our general account.
Guaranteed Account Value: The sum of all net premiums and transfers allocated to the guaranteed account and interest declared thereon and experience credits, minus amounts transferred to the separate account or removed in connection with a partial surrender or policy loan and minus charges assessed against the guaranteed account value.
Individual Insurance: Insurance provided under a group contract or under an individual policy issued in connection with a group-sponsored insurance program on a group member or a member's spouse.
Insured: The person whose life is covered by life insurance under a policy. This term may include a group member and a member's spouse.
Issue Age: The insured's age at his or her last birthday as of the issue date. Issue Date: The effective date of an insured's coverage under a policy.
Loan Account: The portion of the general account attributable to policy loans under policies of this type.
Loan Account Value: Assets held in our general account as collateral for outstanding policy loans under a policy, together with accrued interest. Maturity Date: The 95th birthday of the insured or a later birthday which is established for policies issued under the group-sponsored insurance program.
Member: An individual belonging to the group seeking insurance.
Monthly Anniversary: The first day of each calendar month on, or following, the issue date.
Net Cash Value: The account value of a policy less any outstanding policy loans and accrued policy loan interest charged and less

             Summary
any charges due. It is the amount an owner may obtain through surrender of the policy.
Owner: The owner of a policy, as designated in the application or as subsequently changed. An owner may be changed as set forth in the policy and this prospectus.
Policy: Either the certificate or the individual policy offered by us and described in this prospectus.
Policy Anniversary: The same day and month in each succeeding year as the policy date, or the same day and month in each succeeding year as the date agreed to between the contractholder and us. The policy anniversary is shown on the specifications page attached to the policy.
Policy Date: The first day of the calendar month on, or following, the issue date. This is the date from which policy years and policy months are measured. Policy Month: A calendar month.
Policy Year: A period of one year measured from the policy date and from each successive policy anniversary.
Separate Account: Minnesota Life Variable Universal Life Account, a separate investment account with nineteen "sub-accounts" or "Variable Universal Life Account" (each investing in a different Portfolio of the Funds), the investment experience of each of which is separate from that of our general account and our other assets.
Separate Account Value: The sum of all sub-account values.
Series Fund: The Advantus Series Fund, Inc., a mutual fund of the series type which is an investment alternative for the Variable Universal Life Account. Sub-Account Value: The number of units of a sub-account credited to a policy times the current unit value for that sub-account.
Unit: An accounting device used to determine the interest of a policy in a sub-account of the Variable Universal Life Account.
Valuation Date: Each date on which a Fund Portfolio is valued.
Valuation Period: The period between successive valuation dates measured from the time of one determination to the next.
VIP: Fidelity's Variable Insurance Products Fund, a mutual fund of the series type which is an investment alternative of the Variable Universal Life Account.
VIP II: Fidelity's Variable Insurance Products Fund II, a mutual fund of the series type which is an investment alternative of the Variable Universal Life Account.
We, Our, Us: Minnesota Life Insurance Company.
  The following summary is designed to answer certain general questions concerning the policy and to give a brief overview of the more significant policy features. This summary is not comprehensive. You should review the information contained elsewhere in this prospectus.

What is a universal life insurance policy?
  A universal life insurance policy is an adjustable benefit life insurance policy. Itallows for the accumulation of cash values while the policy's life insurance coverage remains in force and which permits the flexible payment of premiums. An adjustable benefit policy has a stated face amount of insurance payable in the event of the death of the insured, which is supported by the deduction of specified monthly charges from the cash values. This amount of insurance may be increased or decreased by the owner of the policy, without the necessity of issuing a new policy for that owner. There are limitations to these changes and we may require evidence of insurability before requested increases go into effect. In addition, the coverage for an insured is provided without specifying the frequency and amount of each premium payment (as is the practice for scheduled premium life insurance policies). The time and amount of the payment of premium may be determined by the owner. The life insurance coverage will remain in force for an insured so long as monthly charges may be deducted from the existing balance in the policy's net cash values. Subject to restrictions described herein, an owner may also make payments in excess of that minimum amount required to keep a policy in force. If cash values are
2
insufficient for the payment of the required monthly charges, then a premium payment is required or the life insurance coverage provided to the owner will lapse.
  A universal life insurance policy is intended for the use of persons who wish to combine both life insurance and the accumulation of cash values. Such a policy may be inappropriate for individuals seeking life insurance protection which is the equivalent of term-type coverage.

What makes the policy "variable"?
  The policy is termed "variable" because unlike a universal life policy which provides for the accumulation of policy values at fixed rates determined by the insurance company, variable universal life insurance policy values may be invested in a separate account of ours called the Minnesota Life Variable Universal Life Account ("separate account"). The sub-accounts of the separate account invest in corresponding Portfolios of the Funds. Thus, the owner's account value, to the extent invested in the sub-account of the separate account, will vary with the positive or negative investment experience of the corresponding Portfolios of the Funds.
  The account values of the policies, to the extent invested in sub-accounts of the separate account, have no guaranteed minimum account value. Therefore, the owner bears the risk that adverse investment performance may depreciate the owner's investment in the policy. The policy also offers the owner the opportunity to have the account value appreciate more rapidly than it would under comparable fixed benefit policies by virtue of favorable investment performance. In addition, under some policies, the death benefit will also increase and decrease (but not below the guaranteed amount) with investment experience.
  Owners seeking the traditional insurance protections of a guaranteed account value may allocate net premiums to the policy's guaranteed account option which provides for guaranteed accumulation at a fixed rate of interest. Additional information on this option may be found under the heading "The Guaranteed Account."

What variable investment options are available?
  The separate account currently invests in nineteen Portfolios of the Funds. Not all of the Portfolios of the Funds may be made available for investment by the separate account. The Maturing Government Bond Portfolio with a maturity of 2002 is included in this prospectus, but it is not available for premium allocations or transfers effective May 1, 1997. Owners may direct their funds to the following Series Fund Portfolios:

  Growth Portfolio
  Bond Portfolio
  Money Market Portfolio
  Asset Allocation Portfolio
  Mortgage Securities Portfolio
  Index 500 Portfolio
  Capital Appreciation Portfolio
  International Stock Portfolio
  Small Company Growth Portfolio
  Maturing Government Bond Portfolio--2010
  Value Stock Portfolio
  Small Company Value Portfolio
  Global Bond Portfolio
  Index 400 Mid-Cap Portfolio
  Macro-Cap Value Portfolio
  Micro-Cap Growth Portfolio

Owners may also direct their funds to the following additional Portfolios:
  Fidelity Variable Insurance Products Fund--High Income Portfolio
  Fidelity Variable Insurance Products Fund--Equity-Income Portfolio
  Fidelity Variable Insurance Products Fund II--Contrafund Portfolio
There is no assurance that any Portfolio will meet its objectives. Additional information concerning investment objectives may be found in the attached Fund prospectuses.

How can net premiums be allocated?
  In the initial application for life insurance, the owner may indicate the desired allocation of net premiums among the guaranteed account and the available sub-accounts of the separate account. All future net premiums will be allocated in the same proportion until the owner sends us a written request to change the allocation. Similarly, the owner may transfer amounts from one sub-account to another by sending us a written request or by calling us.

What death benefit options are offered under the policy?
  We offer two death benefit options under the policy. Under "Option A", a level death benefit, the death benefit is the face amount of the policy. Under "Option B", a variable
3
death benefit, the death benefit is the face amount of the policy plus the net cash value. So long as a policy remains in force and there are no policy loans, the minimum death benefit under either option will be at least equal to the current face amount. The death benefit proceeds will be adjusted by the amount of any charges due or overpaid and any outstanding policy loans and accrued policy loan interest charged determined as of the date of death. The group sponsor will select one death benefit option of the two we offer for all policies in a single group-sponsored program. Once selected, a death benefit option under a policy shall remain unchanged.
  There is a minimum initial face amount for the policy which is stated on the specification pages of the policy. The owner may generally change the face amount, but evidence of insurability of the insured may be required for certain face amount increases.

To whom do we pay death benefits?
  Death benefit proceeds will be paid to the named beneficiary when the insured under a policy dies. Benefits under the policy may be paid in a single sum or under an elected settlement option.

Does the owner have access to the account values?
  Yes. The net cash value, subject to the limitations in the policy, is available to the owner during the insured's lifetime. The net cash value may be used to provide:
 . retirement income,
 . as collateral for a policy loan,
 . to continue some amount of insurance protection without payment of premiums
  or
 . to obtain cash by surrendering the policy in full or in part.
  The owner may borrow, as a policy loan, an amount up to 90 percent of the owner's account value less any loan account value. Each alternative for accessing the owner's account value may be subject to conditions described in the policy or under the heading "Account Values" of this prospectus.

What charges are associated with the policy?
  We assess certain charges against each premium payment and the account values under each policy and against the asset value of the separate account. These charges, which are largely designed to cover our expenses in providing insurance protection and in distributing and administering the policies are fully described under the heading "Charges" of this prospectus. The specific charges are shown on the specifications page of the policy. There are also advisory fees and expenses which are assessed against the asset value of each of the portfolios of the Funds.

 Premium Expense Charges
  Premium expense charges vary based on the group-sponsored insurance program under which the policy is issued. We may deduct from premium paid, a percentage of premium for a sales charge, not to exceed 5 percent, and a percentage of premium for a premium tax charge, not to exceed 4 percent. We will also deduct a percentage of premium as a federal tax charge to recover a portion of our estimated cost for the federal income tax treatment of deferred acquisition costs. If a policy is considered an individual policy under the Omnibus Budget Reconciliation Act, as amended, ("OBRA") the charge will not exceed 1.25 percent of premium. If a policy is considered to be a group policy under OBRA, the charge will not exceed .25 percent of premium.
 Account Value Charges
  The charges deducted as part of the monthly deduction vary based on the group-sponsored insurance program under which the policy is issued. Each month, we may deduct from a policy's account value the sum of the following applicable items:
 . an administration charge;
 . a cost of insurance charge; and
 . the cost of any additional insurance benefits provided by rider.
  The administration charge will never exceed $4 per month. Additional information is provided under the heading "Monthly Deduction."
  For policies under some group-sponsored insurance programs, a partial surrender transaction charge will be assessed against the net cash value to cover administrative processing costs. The charge will not exceed the lesser of $25 or 2 percent of the amount withdrawn.
  There is currently no transfer charge assessed on transfers of net cash value between the guaranteed account and the separate account or among the sub-accounts of the separate account. A charge, not to exceed $10 per transfer, may be imposed in the future.

 Separate Account Charges
  We assess a mortality and expense risk charge against the separate account assets on a daily basis. This charge will vary based on the group-sponsored insurance program under which the policy is issued. The annual rate will not exceed .50 percent of the average daily assets of the separate account. This annual rate is based on the actuarial risk associated with the group that the cost of insurance and other charges will be insufficient to cover the actual mortality experience and other costs in connection with the policies.
  We reserve the right to deduct a charge against the separate account assets, or make other provisions, for any additional tax liability we may incur with respect to the separate account or the policies, to the extent that those liabilities exceed the amounts recovered through the deduction from premiums for state premium taxes and federal taxes. No such charge or provision is made at the present time.

Fund Charges Shares of the Funds are purchased for the separate account at their net asset value, which reflects advisory fees and expenses which are assessed against the net asset value of each of the Portfolios of the Funds. Advantus Capital Management, Inc. ("Advantus Capital") acts as the investment adviser to the Series Fund.
  Advantus Capital is a wholly-owned subsidiary of Minnesota Life. For more information about the Series Fund, see the prospectus of Advantus Series Fund, Inc. which is attached to this prospectus.
  The Fidelity Management and Research Company (FMR), a subsidiary of FMR Corp., is adviser to each of VIP High Income Portfolio, VIP Equity-Income Portfolio and VIP II Contrafund Portfolio. For more information about the Funds, see the prospectus of the Variable Insurance Products Funds which is attached to this prospectus.
  In addition to the investment advisory fees, other direct expenses are charged against the assets of the Funds.
  The chart below shows the advisory fees and other expense fees as a percent of average daily net assets for the Funds as of December 31, 1998.
  The advisory fees for the Series Fund are made pursuant to a contractual agreement between the Series Fund and Advantus Capital Management, Inc. The advisory fees for VIP and VIP II are made pursuant to a contractual agreement between VIP and VIP II and Fidelity Management & Research Company ("FMR").
  The Series Fund other expense fees reflect the actual expenses incurred by each portfolio unless the actual expenses exceed the cap. The other expense fee is capped at 0.15 percent for all Series Fund portfolios except the International Stock and Global Bond Portfolios, which are capped at 1.00 percent. Any Series Fund other expenses incurred in excess of the cap are voluntarily absorbed by Minnesota Life. For a description of the arrangement whereby Minnesota Life voluntarily absorbs certain expenses of the Series Fund, see "Investment Adviser" in the attached prospectus for Advantus Series Fund, Inc. The other expense fees shown are expected to decrease as the amount of assets in the portfolios increases.
  The other expense fees for the VIP Equity Income Portfolio and the VIP II Contrafund Portfolio reflect reductions based on arrangements FMR or the funds have entered into with third parties who either paid or reduced a portion of the other expenses.

                                                 Other Expense
                                    Investment  (after expense
Fund/Portfolio Name                Advisory Fee reimbursements) Total
-------------------                ------------ --------------- -----
SERIES FUND
  Growth                               0.50%         0.03%      0.53%
  Bond                                 0.50%         0.05%      0.55%
  Money Market                         0.50%         0.08%      0.58%
  Asset Allocation                     0.50%         0.03%      0.53%
  Mortgage Securities                  0.50%         0.07%      0.57%
  Index 500                            0.40%         0.04%      0.44%
  Capital Appreciation                 0.75%         0.03%      0.78%
  International Stock(2)               0.70%         0.24%      0.94%
  Small Company Growth                 0.75%         0.04%      0.79%
  Maturing Government Bond 2010(1)     0.25%         0.15%      0.40%
  Value Stock                          0.75%         0.04%      0.79%
  Small Company Value(1)               0.75%         0.15%      0.90%
  Global Bond                          0.60%         0.53%      1.13%
  Index 400 Mid-Cap(1)                 0.40%         0.15%      0.55%
  Macro-Cap Value(1)                   0.70%         0.15%      0.85%
  Micro-Cap Growth(1)                  1.10%         0.15%      1.25%
VIP
  VIP High Income(3)                   0.58%         0.12%      0.70%
  VIP Equity-Income(3)                 0.49%         0.09%      0.58%
VIP II
  VIP II Contrafund(3)                 0.59%         0.11%      0.70%
AVERAGE                                0.60%         0.12%      0.71%

(1)Minnesota Life voluntarily absorbed certain expenses of the Maturing Government Bond 2010, Small Company Value, Index 400 Mid-Cap, Macro-Cap Value and Micro-Cap Growth Portfolios for the period ended December 31, 1998. If these Portfolios had been charged for expenses, the ratio of expenses to average daily net assets would have been 1.33%, 1.83%, 1.36%, 2.53% and 2.10%, respectively. For these Portfolios, it is Minnesota Life's intention to waive other fund expenses during the current fiscal year which exceed, as a percentage of average daily net assets, .15%. Minnesota Life also reserves the option to reduce the level of other expenses which it will voluntarily absorb.
(2)The advisory fee for this portfolio is a variable fee decreasing with increased asset size. This figure represents the actual 1998 average.
(3)The advisory fee for each of these portfolios is calculated by adding a group fee to an individual fund fee rate and multiplying the result by each fund's or portfolio's average net assets. These figures represent the actual 1998 averages.
  Although the Maturing Government Bond Portfolio with a target maturity of 2002 is included in this prospectus, it is not available for premium allocations or transfers effective May 1, 1997. The investment advisory fee for this portfolio is .25 percent and the other expense fee is .15 percent.

Are the benefits under a policy subject to federal income tax?
  We believe that the owner's policy should qualify as a life insurance contract for federal income tax purposes. Assuming that a policy qualifies as a life insurance contract for federal income tax purposes, the benefits under policies described in this prospectus should receive the same tax treatment under the Code as benefits under traditional fixed benefit life insurance policies. Therefore, death proceeds payable under variable life insurance policies should be excludable from the beneficiary's gross income for federal income tax purposes. The owner should not be in constructive receipt of the net cash values of the policy until actual distribution.
  Under recent legislation the tax treatment described above relating to distributions is available only for policies not described as "modified endowment contracts." Policies described as modified endowment contracts are treated as life insurance with respect to
6

                                   Condensed Financial Information
the tax treatment of death proceeds and the tax-free inside buildup of yearly account value increases. Any amounts received by the owner, such as experience credits, loans and amounts received from partial or total surrender of the policy will be subject to the same tax treatment as amounts received under an annuity during the accumulation period. Annuity tax treatment includes the 10 percent additional income tax imposed on the portion of any distribution that is included in income, except:
 .  where the distribution or loan is made on or after the owner attains age 59
   1/2,
 . is attributable to the owner becoming disabled, or . is part of a series of substantially equal periodic payments for the life of the owner or the joint lives of the owner and beneficiary.
  A determination as to whether a policy is a modified endowment contract and subject to this special tax treatment will require an examination of the premium paid in relation to the death benefit of the policy. A policy would be a modified endowment contract if the cumulative premiums during the first seven contract years exceed the sum of the net level premiums which would be paid under a seven-pay life policy. In addition, a policy which is subject to a material change will be treated as a new policy on the date that such a material change takes effect. A determination must be made at that time to test whether such a policy meets the seven-pay standard by taking into account the previously existing account value.

Can the owner return the policy?
  For a limited time after the application for the policy and its delivery, the policy may be returned for a refund of all premium payments within the terms of its "free look" or right of cancellation provision.
  The financial statements of Minnesota Life Insurance Company and Minnesota Life Variable Universal Life Account may be found in this prospectus.
  The table below gives per unit information about each sub-account where the mortality and expense risk charge amounts to .50 percent on an annual basis for the years ended December 31, 1998, 1997 and 1996 and the period from March 8, 1995, commencement of operations, to December 31, 1995. This information should be read in conjunction with the financial statements and related notes of Minnesota Life Variable Universal Life Account (where the mortality and expense risk charge amounts to .50 percent on an annual basis) included in this prospectus.

                                                     1998    1997    1996  1995
                                                    ------- ------- ------ -----
Growth Sub-Account:
 Unit value at beginning of period................    $1.71   $1.29  $1.10 $1.00
 Unit value at end of period .....................    $2.29   $1.71  $1.29 $1.10
 Number of units outstanding at end of period ....  366,983 297,099 10,583 5,717

                                                      1998    1997   1996  1995
                                                     ------- ------- ----- -----
Bond Sub-Account:
 Unit value at beginning of period.................    $1.19   $1.09 $1.07 $1.00
 Unit value at end of period.......................    $1.26   $1.19 $1.09 $1.07
 Number of units outstanding at end of period......   27,533   3,719 2,462 1,708
Money Market Sub-Account:
 Unit value at beginning of period.................    $1.12   $1.07 $1.03 $1.00
 Unit value at end of
  period ..........................................    $1.17   $1.12 $1.07 $1.03
 Number of units outstanding at end of period......    6,909   4,453 2,822 1,163
Asset Allocation Sub-Account:
 Unit value at beginning of period.................    $1.47   $1.24 $1.11 $1.00
 Unit value at end of
  period ..........................................    $1.81   $1.47 $1.24 $1.11
 Number of units outstanding at end of period......  192,826 187,443 5,376 2,487

                                               1998      1997     1996    1995
                                             --------- --------- ------- -------
Mortgage Securities Sub-Account:
 Unit value at beginning of period ........      $1.20     $1.10   $1.05   $1.00
 Unit value at end of period...............      $1.27     $1.20   $1.10   $1.05
 Number of units outstanding at end of
  period...................................     44,278     1,743   1,353   1,116
Index 500 Sub-Account:
 Unit value at beginning of period ........      $1.86     $1.41   $1.16   $1.00
 Unit value at end of period...............      $2.36     $1.86   $1.41   $1.16
 Number of units outstanding at end of
  period...................................  1,538,294 1,231,985 902,194 457,639
Capital Appreciation Sub-Account:
 Unit value at beginning of period.........      $1.68     $1.32   $1.13   $1.00
 Unit value at end of period...............      $2.19     $1.68   $1.32   $1.13
 Number of units outstanding at end of
  period...................................     20,065    11,926   8,725   5,583
International Stock Sub-Account:
 Unit value at beginning of period.........      $1.39     $1.25   $1.05   $1.00
 Unit value at end of period...............      $1.47     $1.39   $1.25   $1.05
 Number of units outstanding at end of
  period...................................     43,902     7,857   4,601   3,688
Small Company Growth Sub-Account:
 Unit value at beginning of period.........      $1.37     $1.28   $1.21   $1.00
 Unit value at end of period...............      $1.38     $1.37   $1.28   $1.21
 Number of units outstanding at end of
  period...................................     61,821    64,545  41,743  34,825

                                                  1998      1997  1996     1995
                                                 ------    ------ -----    -----
Maturing Government Bond 2002 Sub-Account:
 Unit value at beginning of period.............   $1.14     $1.06 $1.00(a)
 Unit value at end of period...................   $1.25     $1.14 $1.06
 Number of units outstanding at end of period..   1,000     1,000 1,000
Maturing Government Bond 2006 Sub-Account:
 Unit value at beginning of period.............   $1.21     $1.08 $1.00(a)
 Unit value at end of period...................   $1.38     $1.21 $1.08
 Number of units outstanding at end of period..   1,000     1,000 1,000
Maturing Government Bond 2010 Sub-Account:
 Unit value at beginning of period.............   $1.29     $1.10 $1.00(a)
 Unit value at end of period...................   $1.46     $1.29 $1.10
 Number of units outstanding at end of period..   1,317     1,000 1,000
Value Stock Sub-Account:
 Unit value at beginning of period.............   $1.83     $1.51 $1.16    $1.00
 Unit value at end of period ..................   $1.85     $1.83 $1.51    $1.16
 Number of units outstanding at end of period .  37,797    10,536 5,585    4,016
Small Company Value Sub-Account:
 Unit value at beginning of period.............   $1.00(b)
 Unit value at end of period ..................   $0.90
 Number of units outstanding at end of period .  16,611
Global Bond Sub-Account:
 Unit value at beginning of period.............   $1.00(b)
 Unit value at end of period ..................   $1.11
 Number of units outstanding at end of period .   1,536

                                                       1998      1997   1996
                                                      ------    ------ ------
Index 400 Mid-Cap Sub-Account:
 Unit value at beginning of period..................   $1.00(b)
 Unit value at end of period .......................   $1.05
 Number of units outstanding at end of period ......  41,729
Macro-Cap Value Sub-Account:
 Unit value at beginning of period..................   $1.00(b)
 Unit value at end of period .......................   $1.10
 Number of units outstanding at end of period ......   3,110
Macro-Cap Growth Sub-Account:
 Unit value at beginning of period..................   $1.00(b)
 Unit value at end of period .......................   $1.02
 Number of units outstanding at end of period ......  12,020
Contrafund Sub-Account:
 Unit value at beginning of period..................   $1.38     $1.11  $1.00(a)
 Unit value at end of period........................   $1.78     $1.38  $1.11
 Number of units outstanding at end of period.......  45,878    31,208 30,361
High Income Sub-Account:
 Unit value at beginning of period..................   $1.25     $1.07  $1.00(a)
 Unit value at end of period........................   $1.19     $1.25  $1.07
 Number of units outstanding at end of period.......  39,421    31,854 29,956
Equity-Income Sub-Account:
 Unit value at beginning of period..................   $1.36     $1.06  $1.00(a)
 Unit value at end of period........................   $1.51     $1.36  $1.06
 Number of units outstanding at end of period.......  43,536    33,024 30,306

  The table below gives per unit information about each sub-account where the mortality and expense risk charge is zero on an annual basis for the year ended December 31, 1998 and the period from June 24, 1997, commencement of operations, to December 31, 1997. This information should be read in conjunction with the financial statements and related notes of Minnesota Life Variable Universal Life Account (where the mortality and expense risk charge is zero on an annual basis) included in this prospectus.

                              1998          1997
                           ----------    ----------
Money Market Sub-Account:
 Unit value at beginning
  of period..............       $1.00(c)
 Unit value at end of
  period.................       $1.03
 Number of units
  outstanding at end of
  period.................  41,948,958
Index 500 Sub-Account:
 Unit value at beginning
  of period..............       $1.17         $1.00(h)
 Unit value at end of
  period.................       $1.50         $1.17
 Number of units
  outstanding at end of
  period.................   1,029,398    27,829,987

  The table below gives per unit information about each sub-account where the mortality and expense risk charge amounts to .25 percent on an annual basis for the years ended December 31, 1998 and 1997. This information should be read in conjunction with the financial statements and related notes of Minnesota Life Variable Universal Life Account (where the mortality and expense risk charge amounts to .25 percent on an annual basis) included in this prospectus.

                                                               1998    1997
                                                              ------- -------
Growth Sub-Account:
 Unit value at beginning of period...........................   $1.31   $1.00(e)
 Unit value at end of period.................................   $1.77   $1.31
 Number of units outstanding at end of period................ 130,186  92,564
Bond Sub-Account:
 Unit value at beginning of period...........................   $1.10   $1.00(e)
 Unit value at end of period.................................   $1.16   $1.10
 Number of units outstanding at end of period................  72,918  48,295
Money Market Sub-Account:
 Unit value at beginning of period...........................   $1.05   $1.00(e)
 Unit value at end of period.................................   $1.09   $1.05
 Number of units outstanding at end of period................ 257,062  95,600
Asset Allocation Sub-Account:
 Unit value at beginning of period...........................   $1.18   $1.00(e)
 Unit value at end of period.................................   $1.45   $1.18
 Number of units outstanding at end of period................ 114,829  52,163
Mortgage Securities Sub-Account:
 Unit value at beginning of period...........................   $1.09   $1.00(e)
 Unit value at end of period.................................   $1.16   $1.09
 Number of units outstanding at end of period................   2,405  10,899
Index 500 Sub-Account:
 Unit value at beginning of period...........................   $1.27   $1.00(d)
 Unit value at end of period.................................   $1.62   $1.27
 Number of units outstanding at end of period................ 375,754 236,786

             General Descriptions

                            1998       1997
                           -------    ------
Capital Appreciation Sub-
 Account:
 Unit value at beginning
  of period..............    $1.27     $1.00(e)
 Unit value at end of
  period.................    $1.66     $1.27
 Number of units
  outstanding at end of
  period.................   76,078    73,554
International Stock Sub-
 Account:
 Unit value at beginning
  of period..............    $1.11     $1.00(e)
 Unit value at end of
  period.................    $1.18     $1.11
 Number of units
  outstanding at end of
  period.................   98,077    55,984
Small Company Growth Sub-
 Account:
 Unit value at beginning
  of period..............    $1.09     $1.00(d)
 Unit value at end of
  period.................    $1.10     $1.09
 Number of units
  outstanding at end of
  period.................  134,879    91,750
Maturing Government Bond
 2002 Sub-Account:
 Unit value at beginning
  of period..............    $1.10     $1.00(f)
 Unit value at end of
  period.................    $1.20     $1.10
 Number of units
  outstanding at end of
  period.................        5    19,858

Maturing Government Bond
 2010 Sub-Account:
 Unit value at beginning
  of period..............    $1.00(g)
 Unit value at end of
  period.................    $1.12
 Number of units
  outstanding at end of
  period.................    1,433
Value Stock Sub-Account:
 Unit value at beginning
  of period..............    $1.16     $1.00(d)
 Unit value at end of
  period.................    $1.18     $1.16
 Number of units
  outstanding at end of
  period.................   57,226    43,594
Small Company Value Sub-
 Account:
 Unit value at beginning
  of period..............    $1.00(g)
 Unit value at end of
  period.................    $0.96
 Number of units
  outstanding at end of
  period.................    6,152
Global Bond Sub-Account:
 Unit value at beginning
  of period..............    $1.00(g)
 Unit value at end of
  period.................    $1.14
 Number of units
  outstanding at end of
  period.................      201

                           1998       1997
                          -------    -------
Index 400 Mid-Cap Sub-
 Account:
 Unit value at beginning
  of period..............   $1.00(g)
 Unit value at end of
  period.................   $1.19
 Number of units
  outstanding at end of
  period.................  20,595
Micro-Cap Growth Sub-
 Account:
 Unit value at beginning
  of period..............   $1.00(g)
 Unit value at end of
  period.................   $1.07
 Number of units
  outstanding at end of
  period.................  22,912
Contrafund Sub-Account:
 Unit value at beginning
  of period..............   $1.21      $1.00(e)
 Unit value at end of
  period.................   $1.57      $1.21
 Number of units
  outstanding at end of
  period................. 121,035     81,894
High Income Sub-Account:
 Unit value at beginning
  of period..............   $1.16      $1.00(e)
 Unit value at end of
  period.................   $1.11      $1.16
 Number of units
  outstanding at end of
  period.................  30,421     23,732
Equity-Income Sub-
 Account:
 Unit value at beginning
  of period..............   $1.25      $1.00(e)
 Unit value at end of
  period.................   $1.39      $1.25
 Number of units
  outstanding at end of
  period................. 188,227    156,865

-------
(a) The information for the sub-account is shown for the period from May 1, 1996 to December 31, 1996. May 1, 1996 was the effective date of the 1933 Act Registration.
(b) For the period from May 1, 1998, commencement of operations, to December 31, 1998.
(c) The information for the sub-account is shown for the period from May 28, 1998, commencement of operations, to December 31, 1998.
(d) For the period from January 24, 1997, commencement of operations, to De-cember 31, 1997.
(e) For the period from January 29, 1997, commencement of operations, to De-cember 31, 1997.
(f) For the period from April 2, 1997, commencement of operations, to December 31, 1997.
(g) For the period from January 22, 1998, commencement of operations, to De-cember 31, 1998.
(h) For the period from June 24, 1997, commencement of operations, to Decem-ber 31, 1997.
MINNESOTA LIFE INSURANCE COMPANY
  We are Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company ("Minnesota Mutual"), a mutual life insurance company organized in 1880 under the laws of Minnesota. On October 1, 1998, a plan of reorganization created a mutual insurance holding company named Minnesota Mutual Companies, Inc. Minnesota Mutual reorganized as a stock insurance company subsidiary of the new holding company and took the new name Minnesota Life. Our home office is at 400 Robert Street North, St. Paul, Minnesota 55101-2098, telephone: (651) 665-3500. We are licensed to do a life insurance business in all states of the United States (except New York where we are an authorized reinsurer), the District of Columbia, Canada, Puerto Rico and Guam.

VARIABLE UNIVERSAL LIFE ACCOUNT
  On August 8, 1994, the separate account was established in accordance with

Minnesota insurance law. The separate account is registered as a "unit investment trust" with the Securities and Exchange Commission under the Investment Company Act of 1940. Such registration does not signify that the Securities and Exchange Commission supervises the management, or the investment practices or policies, of the separate account. The separate account meets the definition of a "separate account" under the federal securities laws.
  We are the legal owner of the assets in the separate account. The obligations to policy owners and beneficiaries arising under the policies are general corporate obligations of Minnesota Life and thus our general assets back the policies. The Minnesota law under which the separate account was established provides that the assets of the separate account shall not be chargeable with liabilities arising out of any other business which we may conduct, but shall be held and applied exclusively to the benefit of the holders of those variable life insurance policies for which the separate account was established. The investment performance of the separate account is entirely independent of both the investment performance of our guaranteed account and of any other separate account which we may have established or may later establish.
  The separate account has nineteen sub-accounts. Each sub-account invests in shares of a corresponding Portfolio of the Funds. Not all of the Portfolios of the Funds may be available for investment by the separate account. Although the Maturing Government Bond Portfolio with a maturity of 2002 is included in this prospectus, it is not available for premium allocations or transfers effective May 1, 1997.
  The separate account currently invests in the Advantus Series Fund, Inc., Fidelity's Variable Insurance Products Fund, and Fidelity's Variable Insurance Products Fund II.

ADVANTUS SERIES FUND, INC.
  The Series Fund is a mutual fund of the series type which is registered with the Securities and Exchange Commission as a diversified, open-end management investment company (except for Global Bond Portfolio which is operated as a non-diversified open-end management investment company). Such registration does not signify that the Commission supervises the management, or the investment practices or policies, of the Series Fund. Currently, the Series Fund issues its shares, continually and without sales charge, only to us and certain of our separate accounts, including the Variable Universal Life Account. The Series Fund may be used in the future as the underlying investment medium for separate accounts of the Northstar Life Insurance Company, our wholly-owned life insurance subsidiary domiciled in the state of New York. Shares of the Series Fund are sold and redeemed at net asset value.
  The Series Fund's investment adviser is Advantus Capital Management, Inc. ("Advantus Capital"). It acts as an investment adviser to the Series Fund pursuant to an advisory agreement. Advantus Capital is a wholly-owned subsidiary of Minnesota Life.
  While Advantus Capital acts as investment adviser for the Series Fund and its Portfolios, Winslow Capital Management, Inc., a Minnesota corporation with principal offices in Minneapolis, Minnesota, has been retained under an investment sub-advisory agreement to provide investment advice to the Capital Appreciation Portfolio. Similarly, Templeton Investment Counsel, Inc., a Florida corporation with principal offices in Fort Lauderdale, Florida, has been retained under an investment sub-advisory agreement to provide investment advice to the International Stock Portfolio. Advantus Capital has entered into a sub-advisory agreement with Julius Baer Investment Management Inc. ("Julius Baer"), a Delaware corporation with primary offices in New York, New York, under which Julius Baer provides advisory services to the Global Bond Portfolio. Advantus Capital has entered into a sub-advisory agreement with J.P. Morgan Investment Management Inc. ("Morgan Investment"), a Delaware corporation with primary offices in New York, New York, under which Morgan Investment provides advisory services to the Macro-Cap Value Portfolio. Advantus Capital has entered into a sub-advisory agreement with Wall Street Associates ("Wall Street"), a California corporation with primary offices in La Jolla, California, under which Wall Street provides advisory services to the Micro-Cap Growth Portfolio.
  The Series Fund currently has nineteen investment Portfolios, sixteen of which are available to policy owners for the allocation of premiums or for transfers. A series of the Series Fund's common stock is issued for each Portfolio. The assets of each Portfolio are separate from the others and each has different investment objectives and policies. Therefore, each Portfolio operates as a separate investment fund and the investment performance of one has no affect on the investment performance of any other Portfolio.
  All dividends and capital gains distributions from each Portfolio are automatically reinvested in shares of that Portfolio at net asset value.
  For more information about the Series Fund and its Portfolios, see the attached Advantus Series Fund, Inc. prospectus.

FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
  The policy also provides for sub-accounts of the Variable Universal Life Account which invests in shares of other registered investment companies. VIP has two Portfolios which are available to the Variable Universal Life Account. They are the High Income Portfolio and the Equity-Income Portfolio. VIP II has one Portfolio which is available to the Variable Universal Life Account. It is the Contrafund Portfolio. There is no guaranteed minimum value associated with the separate account and its sub-accounts. Both VIP and VIP II issue their shares, continually and without sales charge, only to us and to separate accounts of other insurance companies, both affiliated and unaffiliated with the investment adviser of VIP and VIP II.
  The investment adviser of VIP and VIP II is Fidelity Management & Research Company ("FMR"), 82 Devonshire Street, Boston, Massachusetts. FMR handles the business affairs and, with the assistance of affiliates for certain Portfolios, chooses the investments for VIP and VIP II. Fidelity Management & Research (U.K.) Inc., in London, England, and Fidelity Management & Research (Far East) Inc., in Tokyo, Japan, both serve as sub-advisers for the VIP High Income and VIP II Contrafund Portfolios. The parent company of these entities is FMR Corp.
  The assets of each Portfolio are separate from the others and each has different investment objectives and policies. Therefore, each Portfolio operates as a separate investment fund and the investment performance of one has no affect on the investment performance of any other Portfolio. All dividends and capital gains distributions from each Portfolio are automatically reinvested in shares of that Portfolio at net asset value.
  For more information about VIP and VIP II and the Portfolios, see the prospectus for Fidelity's Variable Insurance Products Fund and Variable Insurance Products Fund II.

ADDITIONS, DELETIONS OR SUBSTITUTIONS
  We reserve the right to add, combine or remove any sub-accounts of the Variable Universal Life Account when permitted by law. Each additional sub-account will purchase shares in a new portfolio or mutual fund. New sub-accounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant such action. We will use similar considerations should there be a determination to eliminate one or more of the sub-accounts of the separate account. Any new investment option will be made available to existing owners on whatever basis we may determine.
  We retain the right, subject to any applicable law, to make substitutions with respect to the investments of the sub-accounts of the separate account. If investment in a Portfolio of the Funds should no longer be possible or if we determine it becomes inappropriate for policies of this class, we may substitute another mutual fund or portfolio for a sub-account. Substitution may be made with respect to existing account values and future premium payments. A substitution may be made only with any necessary approval of the Securities and Exchange Commission.
  We reserve the right to transfer assets of the separate account as determined by us to be associated with the policies to another separate account. A transfer of this kind may require the approval of state regulatory authorities and of the Securities and Exchange Commission.
  We also reserve the right, when permitted by law, to restrict or eliminate any voting right of owners or other persons who have voting rights as to the separate account, and to combine the separate account with one or more other separate accounts, and to de-register the separate account under the Investment Company Act of 1940.
  Shares of the Portfolios of the Series Fund are also sold to other of our separate accounts, which are used to receive and invest premiums paid under other variable annuity contracts and variable life policies issued by us. Shares of VIP and VIP II are sold to other life insurance companies' separate accounts for the purpose of funding other variable annuity and variable life insurance contracts. It is conceivable that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the Funds simultaneously.


THE GUARANTEED ACCOUNT
  The owner may allocate net premiums and may transfer net cash values in the policy, subject to policy limitations, to our guaranteed account.
  Because of exemptive and exclusionary provisions, interests in Minnesota Life's guaranteed account have not been registered under the Securities Act of 1933, and the guaranteed account has not been registered as an investment company under the Investment Company Act of 1940. Therefore, neither the guaranteed account nor any interest therein is subject to the provisions of these Acts, and Minnesota Life has been advised that the staff of the SEC does not review disclosures relating to it. Disclosures regarding the guaranteed account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.
  This prospectus describes a Variable Universal Life Insurance Policy and is generally intended to serve as a disclosure document only for the aspects of the policy relating to the sub-accounts of the separate account. For more information about the guaranteed account, please see the policy and the summary information provided immediately below.
General Description Minnesota Life's general account consists of all assets owned by Minnesota Life other than those in the separate account and any other separate accounts which we may establish. The guaranteed account is that portion of the general assets of Minnesota Life, exclusive of policy loans, which is attributable to the policy described herein and others of its class. The description is for accounting purposes only and does not represent a division of the general account assets for the specific benefit of policies of this class. Allocations to the guaranteed account become part of the general assets of Minnesota Life and are used to support insurance and annuity obligations and are subject to the claims of our creditors. Subject to applicable law, we have sole discretion over the investment of assets of the guaranteed account. Owners do not share in the actual investment experience of the assets in the guaranteed account.
  A portion or all the net premiums may be allocated or transferred to accumulate at a fixed rate of interest in the guaranteed account, though we reserve the right to restrict the allocation of premium into the guaranteed account. Such amounts are guaranteed by us as to principal and a minimum rate of interest. Transfers from the guaranteed account to the sub-accounts of the separate account are subject to certain limitations with respect to timing and amount. These restrictions are described under the heading "Transfers." Guaranteed Account Value Minnesota Life bears the full investment risk for amounts allocated to the guaranteed account and guarantees that interest credited to each owner's account value in the guaranteed account will not be less than the minimum guaranteed annual rate without regard to the actual investment experience of the guaranteed account. For group-sponsored programs implemented prior to May 3, 1999, the minimum guaranteed annual rate is 4 percent. For group-sponsored programs implemented on or after May 3, 1999, the minimum guaranteed annual rate is 3 percent.We may, at our sole discretion, credit a higher rate of interest ("excess interest") although we are not obligated to do so. Any interest credited on the policy's account value in the guaranteed account in excess of the guaranteed minimum rate per year will be determined at our sole discretion. The owner assumes the risk that interest credited may not exceed the guaranteed minimum rate.
  Even if excess interest is credited to the guaranteed account value, no excess interest will be credited to the loan account value in the guaranteed account. However, the loan account value will be credited interest at a rate which is not less than 6 percent per annum.

             Information About the Policy

APPLICATIONS AND POLICY ISSUE
  We will generally issue a group contract to a group, as defined and permitted by state law. For example, a group contract may be issued to an employer, whose employees and/or their spouses may become insured thereunder so long as the person is within a class of members eligible to be included in the group contract. The class(es) of members eligible to be insured by a policy under the group contract are set forth in that group contract's specification pages. The group contract will be issued upon receipt of an application for the group contract signed by a duly authorized officer of the group wishing to enter into a group contract and the acceptance of that application by a duly authorized officer of Minnesota Life at its home office. Individuals wishing to purchase a policy insuring an eligible member under a group-sponsored program must complete the appropriate application for life insurance and submit it to our home office. If the policy is approved, we will issue to the group sponsor either a certificate or an individual policy to give to the owner. The issue of a group contract or individual policy and their associated forms is always subject to the approval of those documents for use by state insurance regulatory authorities.
  Individuals who satisfy the eligibility requirements under a particular group contract may be required to submit to a simplified underwriting procedure which requires satisfactory responses to certain health questions in the application and to provide, in some cases, medical information. Acceptance of an application is subject to our underwriting rules, and we reserve the right to reject an application for any reason.
  A policy will not take effect until the owner signs the appropriate application for insurance, the initial premium has been paid prior to the insured's death, the insured is eligible, and we approve the completed application. The date on which the last event occurs shall be the effective date of coverage ("issue date").

POLICY PREMIUMS
  A premium must be paid to put a policy in force, and may be remitted to us by the group sponsor on behalf of the owner. The initial premium for a policy must cover the premium expense charges and the first month's deductions. A premium must also be paid when there is insufficient net cash value to pay the monthly deduction necessary to keep the policy in force.
  When the policy is established, the policy's specification pages may show premium payments scheduled and the amounts of those payments. However, under the policy, the owner may elect to omit making those premium payments. Failure to pay one or more premium payments will not cause the policy to lapse until such time as the net cash value is insufficient to cover the next monthly deduction. Moreover, as mentioned above, the owner may also skip premium payments scheduled. Therefore, unlike traditional insurance policies, a policy does not obligate the owner to pay premiums in accordance with a rigid and inflexible premium schedule.
  Failure of a group sponsor to remit the authorized premium payments may cause the group contract to terminate. Nonetheless, provided that there is sufficient net cash value to prevent the certificate from lapsing, the owner's insurance can be converted to an individual policy of life insurance in the event of such termination. (See "Conversion Right to an Individual Policy.") The owner's insurance can also continue if the insured's eligibility under the group-sponsored insurance program terminates because the insured is no longer a part of the group or otherwise fails to satisfy the eligibility requirements set forth in the specifications page to the group contract or individual policy. (See "Continuation of Group Coverage.")
Premium Limitations After the payment of the initial premium, premiums may be paid at any time in any amount while the insurance is in force under the policy. Since the policy permits flexible premium payments, it may become a modified endowment contract. (See "Federal Tax Status.") When we receive the application, our systems will test the owner's elected premium schedule to determine, if it is paid as scheduled and if there is no change made to the owner's policy, whether it will result in the owner's policy being classified as a modified endowment contract for federal income tax purposes. Our systems will continue to test the owner's policy with each premium payment to determine whether the policy has attained this tax status. If we determine that the policy has attained the status of a modified endowment contract, we will mail the owner a notice. The owner will be given a limited amount of time, subject to the restrictions under the Code, to request that the policy maintain the modified endowment contract status. If the owner does not request to have this tax status maintained, the excess premium amounts paid that caused this tax status will be returned with interest at the end of the policy year to avoid the policy being classified as a modified endowment contract. The owner may request an immediate refund if it is desired earlier.
Allocation of Net Premiums and Account Value Net premiums, which are premiums after the deduction of the charges assessed against premiums, are allocated to the guaranteed account or sub-accounts of the separate account which, in turn, invest in shares of the Funds.
  The owner makes the selection of the sub-accounts and/or the guaranteed account on the application for the policy. The owner may change the allocation instructions for future premiums by giving us a written request. The allocation to the guaranteed account or to any sub-account of the separate account must be at least 10 percent of the net premium. We reserve the right to delay the allocation of net premiums to named sub-accounts for a period of 10 days after policy issue or policy change. This right, which has not been implemented to date, will be exercised by us only when we believe economic conditions make such an allocation necessary to reduce market risk during the "free look" period. If we exercise this right, net premiums will be allocated to the Money Market Sub-Account until the end of that period.
  We reserve the right to restrict the allocation of net premiums to the guaranteed account for policies under some group-sponsored programs. For these policies, the allocation of net premiums to the Guaranteed Account will range from 0 percent to 50 percent.
Lapse Unlike traditional life insurance policies, the failure to make a premium payment following the payment of the premium which puts the policy into force will not itself cause a policy to lapse. Lapse will occur only when the net cash value is insufficient to cover the monthly deduction, and the subsequent grace period expires without sufficient payment being made.
  The grace period is 61 days. The grace period will start on the day we mail the owner a notice that the policy will lapse if the premium amount specified in the notice is not paid by the end of the grace period. We will mail this notice on any policy's monthly anniversary when the net cash value is insufficient to pay for the monthly deduction for the insured. The notice will specify the amount of premium required to keep the policy in force and the date the premium is due. If we do not receive the required amount within the grace period, the policy will lapse and terminate. The grace period does not apply to the first premium payment.
Reinstatement A lapsed policy may be reinstated, any time within three years from the date of lapse, provided the insured is living and subject to the limitations described below. Reinstatement is made by payment of an amount that, after the deduction of premium expense charges, is large enough to cover all monthly deductions which have accrued on the policy up to the effective date of reinstatement, plus the monthly deductions for the two months following the effective date of reinstatement. If any policy loans and policy loan interest charged is not repaid, this indebtedness will be reinstated along with the insurance. No evidence of the insured's insurability will be required during the first 31 days following lapse, but will be required from the 32nd day to three years from the date of lapse.
  The amount of account value on the date of reinstatement will be equal to the amount of any policy loans and policy loan interest charged reinstated increased by the net premiums paid at the time of reinstatement.
  The effective date of reinstatement will be the date we approve the application for reinstatement. There will be a full monthly deduction for the policy month that includes that date.

DEATH BENEFIT
  If the policy is in force at the time of the insured's death, upon receipt of due proof of death, we will pay the death benefit proceeds
15
of the policy based on the death benefit option elected by the contractholder.
  The group sponsor may choose one of two death benefit options for all participants under the group-sponsored program. Once elected, the death benefit option under a policy shall remain unchanged. There is a level death benefit ("Option A") and a variable death benefit ("Option B"). The death benefit under either option will never be less than the current face amount of the policy as long as the policy remains in force and there are no policy loans. The face amount elected must be at least the minimum stated on the specification pages of the policy.
Option A Under Option A, the death benefit will be determined as follows:
(1) The face amount of insurance on the insured's date of death while the policy is in force; plus
(2) the amount of the cost of insurance for the portion of the policy month from the date of death to the end of the policy month; less
(3) any outstanding policy loans and accrued policy loan interest charged;
    less
(4) any unpaid monthly deductions determined as of the date of the insured's death.
Option B Under Option B, the death benefit will be determined as follows:
(1) The face amount of insurance on the insured's date of death while the policy is in force; plus
(2) the amount of the owner's account value as of the date we receive due proof of death satisfactory to us; plus
(3) the amount of the cost of insurance for the portion of the policy month from the date of death to the end of the policy month; plus
(4) any monthly deductions taken under the certificate since the date of death; less
(5) any outstanding policy loans and accrued policy loan interest charged;
    less
(6) any unpaid monthly deductions determined as of the date of the insured's death.
  At issue, the group sponsor may choose between two tests that may be used to determine if a policy qualifies as life insurance as defined by Section 7702 of the Code. Once a test is selected for a policy, it shall remain unchanged for that policy. The two tests are the Guideline Premium Test and the Cash Value Accumulation Test. The test selected will determine how the death benefit is calculated in the event the account value or the premiums paid exceed certain limits established under Section 7702.
  The Cash Value Accumulation Test requires that the death benefit must be greater than the account value times a specified percentage. The Guideline Premium/Cash Value Corridor Test limits the amount of premiums which may be paid given the current death benefit of the policy in addition to requiring that the death benefit must be greater than the account value times a specified percentage. Each policy will be tested at the end of each month for compliance to the test chosen for that policy. Under either test, if the death benefit is not greater than the applicable percentage of the account value, or for the Guideline Premium/Cash Value Corridor Test, the premiums paid exceed the limit for the current death benefit, we will increase the face amount or return premium with interest to maintain compliance with IRC Section 7702.
  For the Cash Value Accumulation Test, the applicable percentage by which to multiply the account value to determine the minimum death benefit requirement varies by the age and underwriting class of the insured. The following table contains illustrative applicable percentages for this test for the non-tobacco underwriting class:

      Attained                                                      Applicable
        Age                                                         Percentage
      --------                                                      ----------
         35                                                            441%
         45                                                            316
         55                                                            231
         65                                                            175
         75                                                            140

  For the Guideline Premium/Cash Value Corridor Test, the applicable percentage by which to multiply the account value to determine the minimum death benefit requirement varies only by the age of the insured. The following table contains the applicable percentages for the account value portion of this test:
16

                 Appli-                            Appli-                            Appli-
                 cable                             cable                             cable
 Attained       Percent-         Attained         Percent-         Attained         Percent-
   Age            age              Age              age              Age              age
----------      --------         --------         --------         --------         --------
40 & below        250%              54              157%              68              117%
    41            243               55              150               69              116
    42            236               56              146               70              115
    43            229               57              142               71              113
    44            222               58              138               72              111
    45            215               59              134               73              109
    46            209               60              130               74              107
    47            203               61              128             75-90             105
    48            197               62              126               91              104
    49            191               63              124               92              103
    50            185               64              122               93              102
    51            178               65              120               94              101
    52            171               66              119               95               0
    53            164               67              118

  The premium limit under the Guideline Premium/Cash Value Corridor Test varies by the amount of the death benefit, the policy year, age and underwriting class of the insured as well as the charges under policy. You may call us at (800) 843-8358, during our normal business hours of 8:00 a.m. to 4:45 p.m., Central time, if you would like us to calculate the maximum premium you may pay under your policy for this test. If you pay up to the maximum premium amount your policy may be qualified as a modified endowment contract. (See "Federal Tax Status.")

CHANGE IN FACE AMOUNT
  Subject to certain limitations set forth below, an owner may increase or decrease the face amount of a policy. A written request must be sent directly to us for a change in the face amount. A change in the face amount will affect the net amount at risk which affects the cost of insurance charge. (See "Charges.") In addition, a change in the face amount of a policy may result in a material change in the policy that may cause it to become a modified endowment contract. More information on this subject and possible federal income tax consequences of this result is provided under the heading "Federal Tax Status."
Increases If an increase in the current face amount is applied for, we reserve the right to require evidence of insurability from the insured. The increase will become effective on the monthly anniversary on or following approval of the change or on any other date mutually agreed upon between the owner and us. Although an increase need not necessarily be accompanied by an additional premium (unless it is required to meet the next monthly deduction), the net cash value in effect immediately after the increase must be sufficient to cover the next monthly deduction.
  With respect to premiums allocated to an increase, the owner will have the same "free look," conversion, and refund rights with respect to an increase as with the initial purchase of the owner's policy. (See "Free Look.")
Decreases Any decrease in the face amount will become effective on the monthly anniversary on or following our receipt of the written request. However, the amount of insurance on any insured may not be reduced to less than the minimum face amount indicated on the specification page which is attached to the owner's policy. Generally, this amount will be at least $10,000. If, following a decrease in face amount, the policy would not comply with the maximum premium limitations required by federal tax law (see "Federal Tax Status"), the decrease may be limited or the account value may be returned to the owner (at the owner's election), to the extent necessary to meet these requirements.

PAYMENT OF DEATH BENEFIT PROCEEDS
  The amount payable as death proceeds upon the insured's death will be the death benefit under the option elected by the group sponsor. The death benefit proceeds will also include any amounts payable under any riders.
  If a rider permitting the accelerated payment of death benefit proceeds has been added to the policy, the death benefit may be paid in a single lump sum prior to the death of the insured and may be less than otherwise would be paid upon death of the insured. (See "Additional Benefits.")
  Death benefit proceeds will ordinarily be paid within seven days after we receive all information required for such payment, including due proof of the insured's death. Payment may, however, be postponed in certain circumstances. (See "Postponement of Payments.") Under Option A death benefit, interest will be paid on the death benefit from the date of the insured's death until the date of payment. Under Option B death benefit, interest will be paid on the face amount of insurance from the date of the insured's death until the date of payment. The account value will remain as invested in the guaranteed account and/or separate account
17
until the date of payment; therefore, the account value may increase or decrease in value from the date of the insured's death to the date of the payment of death benefit proceeds. Interest will also be paid on any charges taken under the policy since the date of death, from the date the charge was taken until the date of payment. Interest will be at an annual rate determined by us, but never less than the minimum guaranteed rate,annually, or the minimum rate required by state law. For group-sponsored programs implemented prior to May 3, 1999, the minimum guaranteed annual rate is 4 percent. For group-sponsored programs implemented on or after May 3, 1999, the minimum guaranteed annual rate is 3 percent.
  Death benefit proceeds will be paid to the surviving beneficiary specified on the application or as subsequently changed. The owner may arrange for death benefit proceeds to be paid in a single lump sum or under one of the optional methods of settlement described below.
  When no election for an optional method of settlement is in force at the death of the insured, the beneficiary may select one or more of the optional methods of settlement at any time before death benefit proceeds are paid. (See "Settlement Options.")
  An election or change of method of settlement must be in writing. A change in beneficiary revokes any previous settlement election.

ACCOUNT VALUES
  The policy provides the owner certain account value benefits. Subject to certain limitations, the owner may obtain access to the net cash value portion of the account value of the policy. The owner may borrow against the policy's loan value and may surrender the policy in whole or in part. The owner may also transfer the net cash value between the guaranteed account and the sub-accounts of the separate account or among the sub-accounts of the separate account.
  We will send the owner a report each year as of the policy anniversary advising the owner of the policy's account values, the face amount and the death benefit as of the date of the report. It will also summarize policy transactions during the year, including premiums paid and their allocation, policy charges, policy loan activity and the net cash value. It will be as of a date within two months of its mailing. We will also, upon the owner's request, send the owner an additional statement of past transactions at any time for a $15 fee, which will be deducted from the portion of account value that the owner specifies.
  Also, upon request made to us at our home office, we will provide information on the account value of a policy to the owner. Such requests may be in writing, by telephone or by facsimile transmission, using the numbers and procedures for providing telephone or facsimile transfer instructions. (See "Transfers.")
Determination of the Guaranteed Account Value The guaranteed account value is the sum of all net premium payments allocated to the guaranteed account. This amount will be increased by any interest, experience credits (see "General Matters Relating to the Policy" for a detailed discussion), loan repayments, policy loan interest credits and transfers into the guaranteed account. This amount will be reduced by any policy loans, loan interest charged, partial surrenders, transfers into the sub-accounts of the separate account and charges assessed against the owner's guaranteed account value. Interest is credited on the guaranteed account value of the policy at a rate of not less than the minimum guaranteed annual rate, compounded annually. For group-sponsored programs implemented prior to May 3, 1999, the minimum guaranteed annual rate is 4 percent. For group-sponsored programs implemented on or after May 3, 1999, the minimum guaranteed annual rate is 3 percent. We guarantee the minimum rate for the life of the policy without regard to the actual experience of the guaranteed account. As conditions permit, we may credit additional amounts of interest to the guaranteed account value. The owner's guaranteed account value is guaranteed by us. It cannot be reduced by any investment experience of the separate account.
Determination of the Separate Account Value The policy's separate account value is determined separately. The separate account value is not guaranteed. The determination of the separate account value is made by multiplying the current number of sub-account units credited to a policy by the current sub-account unit value. A unit is a measure of a policy's interest in a sub-account. The number of units credited with respect to each net premium payment is determined by dividing the portion of the net premium payment allocated to each sub-account by the then current unit value for that sub-account. The number of units so credited is determined as of the end of the valuation period during which we receive the owner's premium at our home office.
  Once determined, the number of units credited to the owner's policy will not be affected by changes in the unit value. However, the number of units will be increased by the allocation of subsequent net premiums, lump sum net premiums, experience credits and transfers to that sub-account. The number of additional units credited is determined by dividing the net premiums, policy experience credits and transfers to that sub-account by the then current unit value for that sub-account. The number of units of each sub-account credited to the owner's policy will be decreased by policy charges to the sub-account, policy loans and loan interest charged, transfers from that sub-account and partial surrenders from that sub-account. The reduction in the number of units credited is determined by dividing the deductions to that sub-account, policy loans and loan interest charged, transfers from that sub-account and partial surrenders from that sub-account by the then current unit value for that sub-account. The number of sub-account units will decrease to zero on a policy surrender.
Unit Value The unit value of a sub-account will be determined on each valuation date. The amount of any increase or decrease will depend on the net investment experience of that sub-account. The value of a unit for each sub-account was originally set at $1.00 on the first valuation date. For any subsequent valuation date, its value is equal to its value on the preceding valuation date multiplied by the net investment factor for that sub-account for the valuation period ending on the subsequent valuation date.
Net Investment Factor The net investment factor for a valuation period is the gross investment rate for such valuation period, less a deduction for the mortality and expense risk charge under this policy which is assessed at the annual rate stated on the specification pages of the policy against the average daily net assets of each sub-account of the separate account. The gross investment rate is equal to:
(1) the net asset value per share of a share held by the Funds in the sub-account of the separate account determined at the end of the current valuation period; plus
(2) the per share amount of any dividend or capital gains distribution by the Funds if the "ex-dividend" date occurs during the current valuation period; with the sum divided by
(3) the net asset value per share of the share of the Funds held in the sub-account determined at the end of the preceding valuation period.
Daily Values We determine the value of the units in each sub-account on each day on which the Portfolios of the Funds are valued. The net asset value of the Funds' shares is computed once daily, and, in the case of the Money Market Portfolio, after the declaration of the daily dividend, as of the primary closing time for business on the New York Stock Exchange (as of the date hereof the primary close of trading is 3:00 p.m. Central time, but this time may be changed) on each day, Monday through Friday, except (i) days on which changes in the value of a Fund's Portfolio securities will not materially affect the current net asset value of such Fund's shares, (ii) days during which no shares of a Fund are tendered for redemption and no order to purchase or sell such Fund's shares is received by such Fund and (iii) customary national business holidays on which the New York Stock Exchange is closed for trading.
  Although the account value for each policy is determinable on a daily basis, we update our records to reflect that value on each monthly anniversary. We also make policy value determinations as of the date of the insured's death and on a policy adjustment, surrender, and lapse. When the policy value is determined, we will assess and update to the date of the transaction those charges made against the owner's account value, namely the administration charge and the cost of insurance charge. Increases or decreases in policy values will not be uniform for all policies but will be affected by policy transaction activity, cost of insurance charges and the existence of policy loans.
  To illustrate the operation of the policy under various assumptions, we have prepared several tables, along with additional explanatory text, that may be of assistance. For these tables, please see Appendix I,

"Illustrations of Account Values and Death Benefits."

POLICY LOANS
  The owner may borrow from us using only the policy as the security for the loan. The owner may borrow up to an amount equal to (a) less (b), where (a) is 90 percent of the owner's account value and (b) is any outstanding policy loans plus accrued policy loan interest charged. A loan taken from, or secured by a policy, may have federal income tax consequences. (See "Federal Tax Status.") The maximum loan amount is determined as of the date we receive the owner's request for a loan.
  Any policy loan paid to the owner in cash must be in an amount of at least $100. We will charge interest on the loan in arrears. At the owner's request, we will send the owner a loan request form for his or her signature. The owner may also obtain a policy loan by calling us during our normal business hours of 8:00 a.m. to 4:45 p.m., Central time. Should the owner make a telephone call to us, he or she will be asked for personal identification and policy number. More information on the procedures to make telephone calls to us is provided under the heading "Transfers."
  When the owner takes a loan, we will reduce the net cash value by the amount borrowed. This determination will be made as of the end of the valuation period during which the loan request is received at our home office. Unless the owner directs us otherwise, the policy loan will be taken from the guaranteed account value and separate account value in the same proportion that those values bear to each other and, as to the separate account value, from each sub-account in the proportion that the sub-account value of each such sub-account bears to the owner's separate account value. The number of units to be canceled will be based upon the value of the units as of the end of the valuation period during which we receive the owner's loan request at our home office. The amount borrowed continues to be part of the account value, as the amount borrowed becomes part of the loan account value where it will accrue loan interest credits and will be held in our general account. A policy loan has no immediate effect on the owner's account value since at the time of the loan the account value is the sum of the guaranteed account value, separate account value and the loan account value. When a loan is to come from the guaranteed account value, we have the right to postpone a loan payment for up to six months.
  If a policy enters a grace period and if the net cash value is insufficient to cover the monthly deduction and the loan repayment, the owner will have to make a loan repayment to keep the policy in force. We will give the owner notice of our intent to terminate the policy and the loan repayment required to keep it in force. The time for repayment will be within 31 days after our mailing of the notice.
Policy Loan Interest The interest rate on a policy loan will be 8 percent per year. Interest charged will be based on a daily rate, which if compounded for the number of calendar days in the year will equal 8 percent annually, and compounded for the number of days since loan interest charges were last updated.
  The outstanding loan balance will increase as the interest charged on the policy loan accrues. The net cash value will decrease as the outstanding loan balance increases. Interest is due at the end of the policy month. If the owner does not pay in cash the interest accrued at the end of the policy month, this unpaid interest will be added to the amount of the policy loan. The new loan will be subject to the same rate of interest as the loan in effect.
  Interest is also credited to the amount of the policy loan in the loan account value. Interest credits on a policy loan shall be at a rate which is not less than 6 percent per year. Interest credited will be based on a daily rate, which if compounded for the number of calendar days in the year will be at least 6 percent annually, and compounded for the number of days since loan interest charges were last updated.
Policy Loan Repayments If the owner's policy is in force, the owner's loan can be repaid in part or in full at any time before the insured's death. The owner's loan may also be repaid within 60 days after the date of the insured's death, if we have not paid any of the benefits under the policy. Any loan repayment must be at least $100 unless the balance due is less than $100.
  Loan repayments may only be allocated to the guaranteed account. The owner may reallocate amounts in the guaranteed account among the sub-accounts of the separate accounts, subject to the limitations in this prospectus and the policy on such transfers. Loan repayments reduce the owner's outstanding loan balance by the amount of the loan repayment. Loan repayments will be applied first to interest accrued since the end of the prior policy month. Any remaining portion of the repayment will then reduce the loan. The net cash value will increase by the amount of the loan repayment.
  A policy loan, whether or not it is repaid, will have a permanent effect on the account value because the investment results of the sub-accounts will apply only to the amount remaining in the sub-accounts. The effect could be either positive or negative. If net investment results of the sub-accounts are greater than the rate credited on the loan, the account value will not increase as rapidly as it would have if no loan had been made. If investment results of the sub-accounts are less than the rate credited on the loan, the account value will be greater than if no loan had been made. For an example of the effect of a policy loan on a policy and its death benefit, please see Appendix II, "Policy Loan Example."

SURRENDER AND PARTIAL SURRENDER
  The owner may also request a surrender or a partial surrender of the policy at any time while the insured is living. To make a surrender, the owner sends us a written request for its surrender. The owner is then paid the net cash value of the policy, computed as of the end of the valuation period during which we receive the surrender request at our home office. That payment can be in cash or, at the option of the owner, can be applied on a settlement option. A surrender or partial surrender may have federal income tax consequences. (See "Federal Tax Status.")
  A partial surrender of the net cash value of the policy is also permitted in any amount equal to at least the minimum established for policies under the group-sponsored insurance program. The minimum will never exceed $500. The maximum partial surrender is equal to an amount that would cause the net cash value after the partial surrender to be 10 percent of the account value immediately prior to the partial surrender. We reserve the right to limit the number of partial surrenders to one per policy month. A partial surrender will cause a decrease in the face amount equal to the amount surrendered if the policy has a level death benefit (Option A). A partial surrender has no effect on the face amount of an Option B death benefit. However, since the account value is reduced by the amount of the partial surrender, the death benefit is reduced by the same amount, as the account value represents a portion of the death benefit proceeds.
  On a partial surrender, the owner may designate the sub-accounts of the separate account from which a partial surrender is to be taken or whether it is to be taken in whole or in part from the guaranteed account. Otherwise, partial surrenders will be deducted from the guaranteed account value and separate account value in the same proportion that those values bear to each other and, as to the separate account value, from each sub-account in the proportion that the sub-account value of each such sub-account bears to the separate account value. We will tell the owner, on request, what amounts are available for a partial surrender under the policy.
  A transaction charge will be assessed against the net cash value in connection with a partial surrender for policies under some group-sponsored insurance programs. The amount of the charge will never exceed the lesser of $25 or 2 percent of the amount withdrawn. The charge will be allocated to the guaranteed account value and the separate account value in the same proportion as those values bear to each other and, as to the separate account value, from each sub-account in the same proportion that the sub-account value of each such sub-account bears to the separate account value.
  Payment of a surrender or partial surrender will be made as soon as possible, but not later than seven days after our receipt of the owner's written request for surrender. However, if any portion of the net cash value to be surrendered is attributable to a premium payment made by non-guaranteed funds such as a personal check, we will delay mailing that portion of the surrender proceeds until we have reasonable assurance that the payment has cleared and that good payment has been collected. The amount the owner receives on surrender may be more or less than the total premiums paid under the policy.

TRANSFERS
  The policy allows for transfers, a reallocation of the net cash value between the guaranteed account and the separate account or among the available sub-accounts of the separate account.
  There are restrictions to such transfers. The amount to be transferred to or from a sub-account or the guaranteed account must be at least $250. If the balance is less than $250, the entire sub-account value or the guaranteed account value must be transferred. If a transfer would reduce the sub-account value from which the transfer is to be made to less than $250, we reserve the right to include that remaining sub-account value in the amount transferred. We also reserve the right to limit the number of transfers to one per policy month.
  For transfers from the sub-accounts of the separate account, we will credit and cancel units on the basis of sub-account unit values as of the end of the valuation period during which the owner's written or telephone request is received at our home office.
  From time to time the separate account may receive a transfer request that Minnesota Life regards as disruptive to the efficient management of the sub-accounts of the separate account. This could be because of the timing of the request and the availability of settlement proceeds in federal funds in the underlying portfolio of the fund, the size of the transfer amount involved or the trading history of the investor.
  A transfer or exchange from one sub-account to another is generally treated as a simultaneous sale of units currently held and the purchase of units where a new investment is desired. In the event that cumulative redemptions from a sub-account on a given day equal or exceed $5,000,000, and if the investment adviser of the underlying portfolio of the fund determines that selling securities to satisfy the redemptions could be harmful to the fund, some requested transfers or exchanges may be denied. In addition, any transfer request or requests affecting a particular sub-account which, individually or collectively with other transfer requests submitted by the owner of multiple individual policies or by the owners of certificates under a single group contract for that sub-account on a given day, equal or exceed $5,000,000 may be denied unless all such transfer requests are received by 12:00 p.m. Central time. In these events, the order of such redemptions from the fund will be as follows: all automatic exchanges (for example, dollar cost averaging), written transfer or exchange requests, faxed transfer and exchange requests, and telephone transfer and exchange requests. Transfer and exchange requests will be processed in the order of receipt within their respective category. In no event will there be any limitation on redemptions in connection with surrenders, partial surrenders or loans. The owner will be notified when these limitations are imposed on a transfer request.
  In the event of disruptive circumstances which don't result in the denial of a request as outlined above, the size or timing of the transfer may make it impossible for the exchange to occur on the same day. In that event, the request for exchange will be treated as a request for a transfer of units on the date of the receipt of the request. The price of the new units will also be calculated on that day and that determination will be used as the basis for determining the number of units outstanding in the sub-account. However, the transfer of the redemption proceeds and the purchase of units, and shares in the new portfolio, will be accomplished only when federal funds are received from the sale to allow the purchase and sale without disruption. Should the transfer not be completed because of non-payment, Minnesota Life will reimburse the separate account for any decline in the price of the units to the time of the cancellation. Similarly, any fees or disbursements resulting from any legal action because of the non-payment will similarly be the liability of Minnesota Life. The owner will be notified when this limitation is imposed on a transfer request.
  Transfers from the guaranteed account will be dollar amounts deducted at the end of the day on which the transfer request is received at our home office. A transfer is subject to a transaction charge. Currently, no such charge is imposed on a transfer, but a charge, up to a maximum of $10, may be imposed in the future.
  The owner's instructions for transfer may be made in writing or the owner, or a person authorized by the owner, may make such changes by telephone. To do so, the owner may call us at (800) 843-8358 during our normal business hours of 8:00 a.m. to 4:45 p.m., Central time. Owners may also submit their requests for transfer, surrender or other transactions to us by facsimile (FAX) transmission. Our FAX number is (651) 665-4827.
  Transfers made pursuant to a telephone call are subject to the same conditions and procedures as would apply to written transfer requests. During periods of marked economic or market changes, owners may experience difficulty in implementing a telephone transfer due to a heavy volume of telephone calls. In such a circumstance, owners should consider submitting a written transfer request while continuing to attempt a telephone redemption. We reserve the right to restrict the frequency of--or otherwise modify, condition, terminate or impose charges upon--telephone transfer privileges. For more information on telephone transfers, contact us.
  We will make this telephone transfer service available to all policy owners. We will employ reasonable procedures to satisfy ourselves that instructions received from policy owners are genuine and, to the extent that we do not, we may be liable for any losses due to unauthorized or fraudulent instructions. We require policy owners to identify themselves in those telephone conversations through policy numbers and such other information as we may deem to be reasonable. We record telephone transfer instruction conversations and we provide the policy owners with a written confirmation of the telephone transfers.
  The maximum amount of net cash value to be transferred out of the guaranteed account to the sub-accounts of the separate account is limited to 20 percent (or $250 if greater) of the guaranteed account balance. Transfers to or from the guaranteed account are limited to one such transfer per policy year. We may further restrict transfers from the guaranteed account by requiring that the request is received by us postmarked in the 30-day period before or after the last day of the policy anniversary. Requests for such transfers which meet these conditions would be effective after we approve them at our home office.
  Although we currently intend to continue to permit transfers in the foreseeable future, the policy provides that we may modify the transfer privilege, by changing the minimum amount transferable, by altering the frequency of transfers, by imposing a transfer charge, by prohibiting transfers, or in such other manner as we may determine at our discretion.

DOLLAR COST AVERAGING
  We currently offer a dollar cost averaging option enabling the owner to preauthorize automatic monthly or quarterly transfers from the Money Market Sub-Account to any of the other sub-accounts. There is no charge for this option. The transfers will occur on monthly anniversaries. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities is averaged over time and possibly over various market values. Since the value of the units will vary over time, the amounts allocated to a sub-account will result in the crediting of a greater number of units when the unit value is low and a lesser number of units when the unit value is high. Dollar cost averaging does not guarantee profits, nor does it assure that a policy will not have losses.
  To elect dollar cost averaging the owner must have at least $3,000 in the Money Market Sub-Account. The automatic transfer amount from the Money Market Sub-Account must be at least $250. The minimum amount that may be transferred to any one of the other sub-accounts is $50. Currently, there is no charge for this service. We reserve the right to discontinue, modify or suspend the dollar cost averaging program at any time.
  A dollar cost averaging request form is available to the owner upon request. On the form the owner will designate the specific dollar amount to be transferred, the sub-accounts to which the transfer is to be made, the desired frequency of the transfer and the total number of transfers to be made. If at any time while the dollar cost averaging option is in effect, the amount in the Money Market Sub-Account is insufficient to cover the amount designated to be transferred the current election in effect will terminate.
  An owner may instruct us at any time to terminate the dollar cost averaging election by a written or telephone request to our home office. The amount from which transfers were being made will remain in the Money Market Sub-Account unless a transfer request is made.

FREE LOOK
  It is important to us that the owner is satisfied with the policy after it is issued. If the owner is not satisfied with it, the owner may return the policy to us within 10 days after the owner receives it. If the policy is returned, the owner will receive within seven days of the date we receive the notice of cancellation a full refund of the premiums paid.
  A request for an increase in face amount also may be canceled. The request for cancellation must be made within the 10 days, or that period required by applicable state law, after the owner receives the new policy specification pages for the increase.
  Upon cancellation of an increase, the owner may request that we refund the amount of the additional charges deducted in connection with the increase. This will equal the amount by which the monthly deductions since the increase went into effect exceeded the monthly deductions which would have been made without the increase. If no request is made, we will increase the policy's account value by the amount of these additional charges. This amount will be allocated among the sub-accounts of the separate account and guaranteed account in the same manner as it was deducted.

CONVERSION RIGHT TO AN INDIVIDUAL POLICY
If life insurance provided under the group contract is not continued upon termination of the insured's eligibility under the group contract, or if the group contract terminates or is amended so as to terminate the insurance, the owner may convert the insurance under the group contract to an individual policy of life insurance with us subject to the following:
(1) The owner's written application to convert to an individual policy and the first premium for the individual policy must be received in our home office within 31 days of the date the owner's insurance terminates under the group contract.
(2) The owner may convert all or a part of the group insurance in effect on the date that the owner's coverage terminated to any individual life insurance policy we offer, except a policy of term insurance. We will issue the individual policy on the policy forms we then use for the plan of insurance the owner has requested. The premium charge for this insurance will be based upon the insured's age as of his or her nearest birthday.
(3) If the insured should die within 31 days of the date that the group contract terminates, the full amount of insurance that could have been converted under this policy will be paid.
  In the case of the termination of the group contract, we may require that an insured under a certificate issued under the group contract be so insured for at least five years prior to the termination date in order to qualify for the above conversion privilege.

CONTINUATION OF GROUP COVERAGE
  If the insured's eligibility under a group contract ends, the owner's current group coverage may continue unless the certificate is no longer in force or the limitations below are true as of the date eligibility ends:
(1) The group contract has terminated; or
(2) The owner has less than the required minimum in his or her net cash value after deduction of charges for the month in which eligibility ends. The required minimum will vary based on the group-sponsored program under which the policy is issued. The minimum will never be higher than $250.
  The insurance amount will not change unless the owner requests a change. We reserve the right to alter all charges not to exceed the maximums. These charges may be higher than those applicable to policies under the group contract that have not been continued under this provision.
  Termination of the group contract by the contractholder or us will not terminate the insurance then in force under the terms of the continuation provision. The group contract will be deemed to remain in force solely for the purpose of continuing such insurance, but without further obligation of the contractholder.

CHARGES
  Charges will be deducted in connection with the policies to compensate us for providing the insurance benefits set forth in the policies, administering the policies, incurring expenses in distributing the policies and assuming certain risks in connection with the policies. Charges will vary based on the group-sponsored insurance program under which the policy is issued. We will determine charges pursuant to our established actuarial procedures, and in doing so we will not discriminate unreasonably or unfairly against any person or class of persons. These
24
charges for policies under a group-sponsored insurance program are shown on the specifications page of the policy. There are also advisory fees and expenses which are assessed against the asset value of each of the portfolios of the Funds.

Premium Expense Charges
The premium expense charges described below will be deducted from each premium payment we receive. The remaining amount, or net premium, will be allocated to the guaranteed account and/or sub-accounts of the separate account, as directed by the owner, and become part of the policy's net cash value.
Sales Charge We may deduct a sales charge from each premium paid under the policy. Sales charges vary based on the group-sponsored insurance program under which the policy is issued. The charge will never exceed 5 percent of each premium paid. The sales charge will be determined based on a variety of factors, including enrollment procedures, the size and type of the group, the total amount of premium payments to be received, any prior existing relationship with the group sponsor, the level of commissions paid to agents and brokers and their affiliated broker-dealers, and other circumstances of which we are not presently aware. We may waive the sales charge for premiums received as a result of Internal Revenue Code section 1035 exchanges from another policy. In addition, we may waive the sales charge for premiums paid by designated payors under a group-sponsored insurance program (for example, insureds versus the group sponsor).
  The amount of the sales charge in any policy year cannot be specifically related to sales expenses for that year. To the extent that sales expenses are not recovered from the sales charge, we will recover them from our other assets or surplus, which may include profits from the mortality and expense risk charge or the cost of insurance charge.
Premium Tax Charge We will deduct a percentage of premium charge, not to exceed 4 percent of each premium received for premium taxes. Premium tax charges vary based on the group-sponsored insurance program under which the policy is issued. This charge is to compensate us for our payment of premium taxes that are imposed by various states and local jurisdictions. Currently, the premium taxes imposed by the states varies from 0.75 percent to 3.5 percent. A state in which a policy is issued may impose a tax that is higher or lower than the charge deducted under the policy. Accordingly, the charge for the policy may be higher or lower than the premium tax actually imposed on the policy. We may waive the premium tax charge for premiums received as a result of Internal Revenue Code section 1035 exchanges from another policy. Federal Tax Charge Due to a 1990 federal tax law change under the Omnibus Budget Reconciliation Act of 1990 ("OBRA"), as amended, insurance companies are generally required to capitalize and amortize certain policy acquisition expenses rather than currently deducting such expenses. This has resulted in an additional corporate income tax liability for insurance companies. For policies deemed to be group policies for purposes of OBRA, we make a charge of up to 0.25 percent of each premium payment to compensate us for the additional corporate taxes we pay for these policies. OBRA imposes a higher policy acquisition expense to be capitalized on policies deemed to be individual contracts under OBRA which results in significantly higher corporate income tax liability for those deemed individual contracts. Thus, under policies deemed to be individual contracts under OBRA, we make a charge of up to 1.25 percent of each premium payment. This additional charge is treated as a sales load for purposes of determining compliance with the limitations on sales loads imposed by the Investment Company Act of 1940 and applicable regulations thereunder. We may waive the federal tax charge for premiums received as a result of Internal Revenue Code section 1035 exchanges from another policy.

Account Value Charges
The premium expense charges described above will be deducted form each premium payment we receive. The remaining amount, or net premium, will be allocated to the guaranteed account and/or sub-accounts of the separate account, as directed by the owner, and become part of the policy's net cash value. The account value charges described below will be deducted from the net cash value. If the net cash value is insufficient to cover the account value
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

charges, the policy will lapse unless sufficient payment is received within the grace period.
Monthly Deduction The charges deducted as part of the monthly deduction vary based on the group-sponsored insurance program under which the policy is issued. As of the policy date and each subsequent monthly anniversary, we will deduct an amount from the net cash value of the owner's policy to cover certain charges and expenses incurred in connection with the policy. The monthly deduction will be the sum of the applicable items: (1) an administration charge; (2) a cost of insurance charge; and (3) the cost of any additional insurance benefits provided by rider. The monthly deduction will be assessed against the guaranteed account value and the separate account value in the same proportion that those values bear to each other and, as to the separate account, from each sub-account in the proportion that the sub-account value in such sub-account bears to the separate account value of the policy.
  We may deduct an administration charge from the net cash value of the policy each month. The administration charge will never exceed $4 per month. This charge is to compensate us for expenses incurred in the administration of the policies. These expenses include the costs of processing enrollments, determining insurability, and establishing and maintaining policy records. Differences in the administration charge applicable to specific group-sponsored insurance programs will be determined based on expected differences in the administrative costs for the policies or in the amount of revenues that we expect to derive from the charge. Such differences may result, for example, from the number of eligible members in the group, the type and scope of administrative support provided by the group sponsor, the expected average policy size, and the features to be included in policies under the group-sponsored insurance program. This charge is not designed to produce a profit.
  The monthly cost of insurance will be calculated by multiplying the applicable cost of insurance rate based on the insured's attained age and rate class by the net amount at risk for each policy month. The net amount at risk for a policy month is the difference between the death benefit and the account value. The net amount at risk may be affected by changes in the face amount of the policy or by changes in the account value.
  The cost of insurance rates are generally determined at the beginning of each policy year, although changes may be made at other times if warranted due to a change in the underlying characteristics of the group, changes in benefits included in policies under the group-sponsored insurance program, experience of the group, changes in the expense structure, or a combination of these factors.
  Cost of insurance rates for each group-sponsored insurance program are determined based on a variety of factors related to group mortality including gender mix, average amount of insurance, age distribution, occupations, industry, geographic location, participation, level of medical underwriting required, degree of stability in the charges sought by the group sponsor, prior mortality experience of the group, number of actual or anticipated owners electing the continuation option, and other factors which may affect expected mortality experience. In addition, cost of insurance rates may be intended to cover expenses to the extent they are not covered by the other policy charges. Changes in the current cost of insurance rates may be made based on any factor which affects the actual or expected mortality or expenses of the group.
  Any changes in the current cost of insurance rates will apply to all persons of the same attained age and rate class under the group-sponsored insurance program. We and the group sponsor will agree to the number of classes and characteristics of each rate class. The classes may vary by tobacco users and non-tobacco users, active and retired status, owners of coverage continued under the continuation provision and other owners, and/or any other nondiscriminatory classes agreed to by the group sponsor.
  The current cost of insurance rates will not be greater than the guaranteed cost of insurance rates set forth in the policy. These guaranteed rates are 125 percent of the maximum rates that could be charged based on 1980 Commissioners Standard Ordinary Mortality Tables ("1980 CSO Table"). The guaranteed rates are higher than 100 percent of the 1980 CSO Table because we use a simplified underwriting approach and may issue policies that do not require medical evidence of insurability. The current cost of insurance rates are generally lower than 100 percent of the 1980 CSO Table. (For purposes of premiums under Section 7702 of the Internal Revenue Code of 1986, as amended, we will use 100 percent of the 1980 CSO Table.)
Partial Surrender Transaction Charge For policies under some group-sponsored insurance programs, a transaction charge will be assessed against the net cash value for each partial surrender to cover the administrative costs incurred in processing the partial surrender. The charge will not exceed the lesser of $25 or 2 percent of the amount withdrawn. This charge will be assessed in the same manner as the monthly deduction. This charge is not designed to produce a profit.
Transfer Charge There is currently no charge assessed on transfers of net cash value between the guaranteed account and the separate account or among the sub-accounts of the separate account. A charge, not to exceed $10 per transfer, may be imposed in the future.

Separate Account Charges
  We assess a mortality and expense risk charge directly against the separate account assets. This charge will vary based on the group-sponsored insurance program under which the policy is issued. The annual rate will not exceed .50 percent of the average daily assets of the separate account. The mortality and expense risk charge compensates us for assuming the risk that the cost of insurance and other charges will be insufficient to cover the actual mortality experience and other costs in connection with the policies.
  Differences in the mortality and expense risk charge rates applicable to different group-sponsored insurance programs will be determined by us based on differences in the levels of mortality and expense risk under those contracts. Differences in mortality and expense risk arise principally from the fact that: (1) the factors used to determine cost of insurance and administration charges are more uncertain for some group-sponsored insurance programs than for others; and (2) our ability to recover any unexpected mortality and administration costs will also vary from group-sponsored insurance program to group-sponsored insurance program, depending on the charges established for policies issued under the group-sponsored insurance program, and on other financial factors.
  We reserve the right to deduct a charge against the separate account assets, or make other provisions for, any additional tax liability we may incur with respect to the separate account or the polices, to the extent that those liabilities exceed the amounts recovered through the deduction from premiums for state premium taxes and federal taxes. No such charge or provision is made at the present time.

Fund Charges
  Advantus Capital Management, Inc. ("Advantus Capital"), acts as the investment adviser to the Series Fund. Advantus Capital is a wholly-owned subsidiary of Minnesota Life. For more information about the Series Fund, see the prospectus of Advantus Series Fund, Inc. which is attached to this prospectus.
  The Fidelity Management and Research Company (FMR), a subsidiary of FMR Corp., is adviser to each of VIP High Income Portfolio, VIP Equity-Income Portfolio and VIP II Contrafund Portfolio. For more information about the Funds, see the prospectus of the Variable Insurance Products Funds which is attached to this prospectus.

GUARANTEE OF CERTAIN CHARGES
  We guarantee and will not increase the following charges for policies under a group-sponsored insurance program: (1) the sales charge; (2) the federal tax charge (unless there is a change in the law regarding the federal income tax treatment of deferred acquisition cost); (3) the maximum cost of insurance charge; (4) the maximum administration charge; (5) the maximum partial surrender transaction charge; (6) the maximum transfer charge; and (7) the maximum separate account charge for mortality and expense risk.

ADDITIONAL BENEFITS
  Subject to certain requirements, one or more of the following additional insurance benefits may be added to the policy by rider. However, some group contracts may not offer each of the additional benefits described below. Certain riders may not be available in all states. The descriptions below are intended to be general; the terms of the policy riders providing the additional benefits may vary from state to state, and the policy should be consulted. New benefit riders which are subsequently developed may be offered under some group-sponsored programs, and the terms of the riders will be identified in the policy. The cost of any additional insurance benefits will be deducted as part of the monthly deduction.
Accelerated Benefits Agreement All policies, where allowed by state law, will be issued with the Accelerated Benefits Agreement. Eligibility requirements and conditions for payment of accelerated benefits are described in the agreement. The agreement provides for an accelerated payment of all or a portion of the death benefit proceeds in a single sum or any other mutually acceptable manner if the insured is terminally ill as defined in the agreement, provided the policy has not been assigned and it does not have an irrevocable beneficiary. All accelerated benefits will be paid to the insured unless the insured validly assigns them otherwise. If the insured dies before all payments have been made, we will pay the remainder to the beneficiary under the policy in one lump sum.
  The amount of accelerated benefit available will be the death benefit multiplied by the accelerated benefit factor. The accelerated benefit factor will be calculated using the following considerations: the insured's age, gender, and option applied for; and certain assumptions including, but not limited to, expected future premiums, and the insured's life expectancy. We will subtract a processing charge of up to $150 before paying the benefit. This charge is not designed to produce a profit.
  The addition of an Accelerated Benefits Agreement and/or the receipt of amounts under such an Agreement may have tax consequences. The insured should seek assistance from a personal tax adviser.
Waiver Agreement Provides for the waiver of the monthly deductions while the insured is totally disabled, subject to certain limitations described in the rider agreement. The insured must have become disabled before the age of 60. Accidental Death and Dismemberment Provides additional insurance if the insured dies or becomes dismembered as a result of an accidental bodily injury, as defined in the rider. Under the terms of the rider, the additional benefits provided in the policy will be paid upon receipt of proof by us that the death or dismemberment resulted directly from accidental injury and independently of all other causes. The death or dismemberment must occur within 180 days after the date of the injury and before the insured's 70th birthday.
Children's Rider Provides for term insurance on the insured's children, as specified in the rider. To be eligible for the insurance, the child must be of eligible age as indicated in the rider and be dependent upon the insured for financial support. Under terms of the rider, the death benefit will be payable to the person insured by the policy to which the rider is attached.
Spouse and Child Rider Provides for term insurance on the insured's spouse and children, as specified in the rider. To be eligible for the insurance, spouse and children must meet the eligibility requirements indicated in the rider. Under terms of the rider, the death benefit will be payable to the person insured by the policy to which the rider is attached.
Policyholder Contribution Rider Allows the contractholder to pay for all or a portion of the monthly charges under the policy without affecting the account value which may
28
accumulate due to employee-paid net premiums. The portion of the net premium paid by the contractholder will be allocated to the guaranteed account. On the same day such premium is allocated, the charges the contractholder intends to cover will be deducted from the guaranteed account value.

GENERAL MATTERS RELATING TO THE POLICY
Postponement of Payments Normally, we will pay any policy proceeds within seven days after our receipt of all the documents required for such a payment. Other than the death proceeds for a policy with an Option B death benefit, for which the account value portion of the death benefit is determined as of the date of payment, the amount of payment will be determined as of the end of the valuation period during which a request is received at our home office. However, we reserve the right to defer policy payments, including policy loans, for up to six months from the date of the owner's request, if such payments are based upon policy values which do not depend on the investment performance of the separate account. In that case, if we postpone a payment other than a policy loan payment for more than 31 days, we will pay the owner interest at the greater of 4 percent per year or the minimum rate required by state law for the period beyond that time that payment is postponed. For payments based on policy values which do depend on the investment performance of the separate account, we may defer payment only: (a) for any period during which the New York Stock Exchange is closed for trading (except for normal holiday closing); or (b) when the Securities and Exchange Commission has determined that a state of emergency exists which may make such payment impractical.
The Policy The policy, the attached application, endorsements, any application for an increase in face amount and any application for reinstatement constitute the entire contract between the owner and us. Apart from the rights and benefits described in the policy and incorporated by reference into the group contract, the owner has no rights under the group contract. All statements made by the owner or insured in the application are considered representations and not warranties, except in the case of fraud. Only statements in the application and any supplemental applications can be used to contest a claim or the validity of the policy. Any change to the policy must be approved in writing by the President, a Vice President or Secretary of Minnesota Life. No agent has the authority to alter or modify any of the terms, conditions or agreements of the policy or to waive any of its provisions.
Control of Policy The insured will be considered the owner of the policy unless another person is shown as the owner in the application. Ownership may be changed, however, by assigning the policy as described below. The owner is entitled to all rights provided by the policy, prior to its maturity date. After the maturity date, the owner cannot change the payee nor the mode of payment, unless otherwise provided in the policy. Any person whose rights of ownership depend upon some future event will not possess any present rights of ownership. If there is more than one owner at a given time, all must exercise the rights of ownership. If the owner should die, and the owner is not the insured, the owner's interest will go to his or her estate unless otherwise provided.
Beneficiary The owner may name one or more beneficiaries on the application to receive the death benefit. The owner may choose to name a beneficiary that the owner cannot change without the beneficiary's consent. This is called an irrevocable beneficiary. If the owner has not named an irrevocable beneficiary, the owner has reserved the right to change the beneficiary by filing a subsequent written request with us. In that event, we will pay the death benefit to the beneficiary named in the most recent change of beneficiary request as provided for in the policy.
  If a beneficiary dies before the insured, that beneficiary's interest in the policy ends with that beneficiary's death. Only those beneficiaries who survive the insured will be eligible to share in the proceeds. If no beneficiary survives the insured we will pay the proceeds according to the following order of priority:
(1) The insured's lawful spouse, if living; otherwise
(2) The personal representative of the insured's estate.
Change of Beneficiary If the owner has reserved the right to change the beneficiary, the owner can file a written request with us to
29
change the beneficiary. If the owner has named an irrevocable beneficiary, the written consent of the irrevocable beneficiary will be required. The owner's written request will not be effective until it is recorded in our home office records. After it has been so recorded, it will take effect as of the date the owner signed the request.
  However, if the insured dies before the request has been so recorded, the request will not be effective as to those proceeds we have paid before the owner's request was so recorded.
Settlement Options The death benefit proceeds of a policy will be payable if we receive due proof satisfactory to us of the insured's death while it is in force. The proceeds will be paid from our home office and in a single sum unless a settlement option has been selected.
  We will pay interest on the face amount of single sum death proceeds from the date of the insured's death until the date of payment at any annual rate to be determined by us, but never less than the minimum guaranteed rate, compounded annually, or the minimum rate required by state law. For group-sponsored programs implemented prior to May 3, 1999, the minimum guaranteed annual rate is 4 percent. For group-sponsored programs implemented on or after May 3, 1999, the minimum guaranteed annual rate is 3 percent. Death benefits proceeds arising from the account value, as under Option B, will continue to reflect the separate account experience until the time of payment of those amounts.
  The proceeds of a policy may be paid in other than a single sum and the owner may, during the lifetime of the insured, request that we pay the proceeds under one of the policy's settlement options. We may also use any other method of payment acceptable to both the owner and us. Unless the owner elects otherwise, a beneficiary may select a settlement option after the insured's death. A settlement option may be selected only if the payments are to be made to a natural person in that person's own right.
  Each settlement option is payable in fixed amounts as described below. A person electing a settlement option will be asked to sign an agreement covering the election which will state the terms and conditions of the payments. The payments do not vary with the investment performance of the separate account.
(1) Interest Payments This option will provide payment of interest on the proceeds at such times and for a period that is agreeable to the person electing the settlement option and us. Withdrawal of proceeds may be made in amounts of at least $500. At the end of the period, any remaining proceeds will be paid in either a single sum or under any other method we approve.
(2) Fixed Period Annuity This is an annuity payable in monthly installments for a specified number of years, from one to twenty years. The amount of guaranteed payments for each $1,000 of proceeds applied would be shown on the settlement option agreement.
(3) Life Annuity This is an annuity payable monthly during the lifetime of the person who is to receive the income and terminating with the last monthly payment immediately preceding that person's death. We may require proof of the age and gender of the annuitant. The amount of guaranteed payments for each $1,000 of proceeds applied would be shown in the settlement option agreement. It would be possible under this option for the annuitant to receive only one annuity payment if he or she died prior to the due date of the second annuity payment, two if he or she died before the due date of the third annuity payment, etc.
(4) Payments of a Specified Amount This is an annuity payable in a specified amount until the proceeds and interest are fully paid.
  The minimum amount of interest we will pay under any settlement option will never be less than the minimum guaranteed annual rate, compounded annually, or the minimum rate required by state law. For group-sponsored programs implemented prior to May 3, 1999, the minimum guaranteed annual rate is 4 percent. For group-sponsored programs implemented on or after May 3, 1999, the minimum guaranteed annual rate is 3 percent. Additional interest earnings, if any, on deposits under a settlement option will be payable as determined by us.
Policy Changes We reserve the right to limit the number of policy changes to one per policy year and to restrict such changes in the first policy year. For this purpose, changes include increases or decreases in face amount. No change will be permitted that would result in the death benefit under a policy being included in gross income due to not satisfying the requirements of Section 7702 of the Internal Revenue Code or any applicable successor provision.
Conformity with Statutes If any provision in a policy is in conflict with the laws of the state governing the policy, the provision will be deemed to be amended to conform to such laws.
Claims of Creditors To the extent permitted by law, neither the policy nor any payment thereunder will be subject to the claims of creditors or to any legal process.
Incontestability After a policy has been in force during the insured's lifetime for two years from the policy date, we cannot contest the insurance for any loss that is incurred more than two years after the policy date, unless the net cash value has dropped below the amount necessary to pay the insured's cost of insurance on the insured's life. However, if there has been an increase in the amount of insurance for which we required evidence of insurability, then, to the extent of the increase, any loss which occurs within two years of the effective date of the increase will be contestable. We may elect to waive our right to contest the insurance for any loss that is incurred within two years after the policy issue date where the policy replaces existing coverage.
Assignment The policy may be assigned. However, we will not be bound by any assignment unless it is in writing and filed at our home office in St. Paul, Minnesota, and we send the owner an acknowledged copy. We assume no responsibility for the validity or effect of any assignment of the policy or of any interest in it. Any claim made by an assignee will be subject to proof of the assignee's interest and the extent of the assignment. A valid assignment will take precedence over any claim of a beneficiary.
Suicide If the insured, whether sane or insane, dies by suicide, within two years of the original policy date, our liability will be limited to an amount equal to the premiums paid for the policy. If there has been a face amount increase for which we required evidence of insurability, and if the insured dies by suicide within two years from the effective date of the increase, our liability with respect to the increase will be limited to an amount equal to the premiums paid for that increase.
  If the insured is a Missouri citizen when the policy is issued, this provision does not apply on the issue date of the policy, or on the effective date of any increase in face amount, unless the insured intended suicide when the policy, or any increase in face amount, was applied for.
  If the insured is a citizen of Colorado or North Dakota, the duration of this suicide provision is for one year instead of two.
Misstatement of Age If the age of the insured has been misstated, the death benefit and account value will be adjusted. The adjustment will be the difference between two amounts accumulated with interest. These two amounts are:
(1) the monthly cost of insurance charges that were paid; and
(2) the monthly cost of insurance charges that should have been paid based on the insured's correct age.
  The interest rates used are the rates that were used in accumulating guaranteed account values for that time period.
Experience Credits Each year we will determine if this policy will receive an experience credit. Experience credits, if received, may be added to the owner's account value or, if the owner elects, they may be paid in cash. Experience credits will vary based on the group-sponsored insurance program under which the policy is issued. We will determine experience credits pursuant to our established actuarial procedures. We do not expect any experience credits will be declared.
  An experience credit applied to the account value will be allocated to the guaranteed account or to the sub-accounts of the separate account in accordance with the owner's current instructions for the allocation of net premiums. In the absence of such instructions, experience credits will be allocated to the guaranteed account value and separate account value in the same proportion that those account values bear to each other and, as to the account value in the separate account, to each sub-account in the proportion that the sub-account value bears to the separate account value.
Reports Each year we will send the owner a report. This report will show the policy's status on the policy anniversary. It will include the account value, the face amount and the death benefit as of the date of the report. It will also show the premiums paid during the

             Other Matters
year, policy loan activity and the policy value. The report will be sent to the owner without cost. The report will be as of a date within two months of its mailing.

GENERAL PROVISIONS OF THE GROUP CONTRACT
Issuance The group contract will be issued upon receipt of an application for group insurance signed by a duly authorized officer of the group sponsor and acceptance by a duly authorized officer of Minnesota Life at our home office. Termination The contractholder may terminate a group contract by giving us 31 days prior written notice of the intent to terminate. In addition, we may terminate a group contract or any of its provisions on 61 days' notice. We may elect to limit the situations in which we may exercise our right to terminate the group contract to situations where, in the absence of fraud or the non-payment of premiums, during any twelve month period, the aggregate specified face amount for all policies under the group contract or the number of policies under a group contract decrease by certain amounts or below the minimum permissible levels we establish for the group contract. No individual may become insured under the group contract after the effective date of a notice of termination. However, if the group contract terminates, policies may be allowed to convert to individual coverage as described under the heading "Conversion Right to an Individual Policy."
  Termination of the group contract by the contractholder or us will not terminate the insurance then in force under the terms of the continuation provision. The group contract will be deemed to remain in force solely for the purpose of continuing such insurance, but without further obligation of the contractholder.
Right to Examine Group Contract The contractholder may terminate the group contract within 10 days, or that period required by law, after receiving it. To cancel the group contract, the contractholder should mail or deliver the group contract to us.
Entire Group Contract The group contract, the attached copy of the contractholder's application and any additional agreements constitute the entire contract between the contractholder and us. All statements made by the contractholder, any owner or any insured will be deemed representations and not warranties. A misstatement will not be used in any contest or to reduce claim under the group contract, unless it is in writing. A copy of the application containing such misstatement must have been given to the contractholder or to the insured or to his or her beneficiary, if any. Ownership of Group Contract The contractholder owns the group contract. The group contract may be changed or amended by agreement between us and the contractholder without the consent of, or notice to, any person claiming rights or benefits under the group contract. However, unless the contractholder owns all of the certificates issued under the group contract, the contractholder does not have any ownership interest in the certificates issued under the group contract. The rights and benefits under the certificates of the owners, insureds and beneficiaries are as set forth in this prospectus and in the certificates.
FEDERAL TAX STATUS
  The discussion contained herein is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state or other tax laws. In addition, this discussion is based on our understanding of federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of current income tax laws or the current interpretations of the Internal Revenue Service.
  We are taxed as a "life insurance company" under the Internal Revenue Code. The operations of the separate account form a part of, and are taxed with, our other business activities. Currently, no federal income tax is payable by us on income dividends received by the separate account or on capital gains arising from the separate account's activities. The separate account is not taxed as a "regulated investment company" under the Code and it does not anticipate any change in that tax status.
  Under Section 7702 of the Code, life insurance contracts such as the policies will be treated as life insurance under the Code if certain tests are met. Guidance on how these tests are to be applied is limited.
  However, the Internal Revenue Service has issued proposed regulations that would specify what will be considered reasonable mortality charges under
Section 7702. In light of these proposed regulations and the other available guidance on the application of the tests under Section 7702, we generally believe that a policy issued in respect of a standard risk should meet the statutory definition of a life insurance contract under Section 7702. With respect to a policy issued on a substandard basis (i.e., a premium class involving higher than standard mortality risk), there is insufficient guidance to determine if such a policy would satisfy the Section 7702 definition of a life insurance contract. If it is subsequently determined that a policy does not satisfy Section 7702, we may take whatever steps are appropriate and necessary to attempt to cause such a policy to comply with Section 7702.
  Section 817(h) of the Code authorizes the Treasury to set standards by regulation or otherwise for the investments of the separate account to be "adequately diversified" in order for the policy to be treated as a life insurance contract for federal tax purposes. The separate account, through the Funds, intends to comply with the diversification requirements prescribed in Regulations Section 1.817-5, which affect how the Funds' assets may be invested. Although the investment adviser of the Series Fund is an affiliate of Minnesota Life, Minnesota Life does not have control over the Fund or its investments. Nonetheless, Minnesota Life believes that each Portfolio of the Series Fund in which the separate account owns shares will be operated in compliance with the requirements prescribed by the Treasury.
  In certain circumstances, owners of variable life policies may be considered the owners, for federal income tax purposes, of the assets of a separate account used to support their policies. In those circumstances, income and gains from the separate account assets would be includable in the variable life owner's gross income. The IRS has stated in published rulings that a variable policy owner will be considered the owner of separate account assets if the policy owner possesses incidents of ownership in those assets, such as the ability to exercise the investment control over the assets. The Treasury Department has also announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also states that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts without being treated as owners of the underlying assets."
  The ownership rights under the policy are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policy owners were not owners of separate account assets. For example, the owner of a policy has the choice of one or more sub-accounts in which to allocate net purchase payments and policy values, and may be able to transfer among sub-accounts more frequently than in such rulings. Minnesota Life does not believe that the ownership rights of an owner of a policy would result in any contract owner being treated as the owner of the assets of the separate account. However, Minnesota Life does not know what standards would be applied if the Treasury Department should proceed to issue regulations or rulings on this issue. Minnesota Life therefore reserves the right to modify the policy as necessary to attempt to prevent a policy owner from being considered the owner of a pro rata share of the assets of the separate account.
  The following discussion assumes that the policy will qualify as a life insurance contract for federal income tax purposes.
  On the death of the insured, the death benefit provided by the policies will be excludable from the gross income of the beneficiary under Section 101(a) of the Internal Revenue Code. The owner is not currently taxed on any part of his or her interest until the owner actually receives cash from the policy. However, taxability may also be determined by the individual's contributions to the policy and prior policy activity. We also believe that policy loans will be treated as indebtedness and will not be currently taxable as income to the policy owner. However, a surrender or partial surrender may have tax consequences. On surrender, an owner will generally not be taxed on values received except to the extent that they exceed the gross premiums paid under the policy. An exception to this general rule occurs in the case of a partial surrender, a decrease in the face amount, or any other change that reduces benefits under the policy in the first 15 years after the policy is issued and that results in a cash distribution to the owner in order for the policy to continue complying with the Section 7702 definitional limits. In that case, such distribution may be taxed in whole or in part as ordinary income (to the extent of any gain in the policy) under rules prescribed in
Section 7702. Premiums for additional benefits are not used in the calculation for computing the tax on account values.
  It should be noted, however, that the tax treatment described above is available only for policies not characterized as a modified endowment contract. In general, the tests to make such a determination will have an impact on policies which have a high premium in relation to the death benefit. Thus, under these tests, generally the cumulative premiums paid on a life insurance policy during the first seven contract years cannot exceed the sum of the net level premiums which would be paid under a seven-pay life policy. If the cumulative premiums during the first seven contract years exceed the seven-pay life premiums, the policy is a modified endowment contract.
  Modified endowment contracts would still be treated as life insurance with respect to the tax treatment of death proceeds and to the extent that the inside build-up of account value would not be taxed on a yearly basis. However, any amounts received by the owner, such as loans and amounts received from partial or total surrender of the contract would be subject to the same tax treatment as the same amounts received under an annuity (i.e., such distributions are generally treated as taxable income to the extent that the account value immediately before the distribution exceeds the investment in the policy). This annuity tax treatment includes the 10 percent additional income tax which would be imposed on the portion of any distribution that is included in income except where the distribution or loan is made on or after the owner attains age 59 1/2, or is attributable to the policy owner becoming disabled, or as part of a series of substantially equal periodic payments for the life of the policy owner or the joint lives of the policy owner and beneficiary.
  The modified endowment contract rules apply to all policies entered into on or after June 21, 1988. It should be noted, in addition, that a policy which is subject to a "material change" shall be treated as newly entered into on the date on which such material change takes effect. Appropriate adjustment shall be made in determining whether such a policy meets the seven-pay test by taking into account the previously existing cash surrender value. While certain adjustments described herein may result in a material change, the law provides that any cost of living increase described in the regulations and based upon an established broad-based index will not be treated as a material change if any increase is funded ratably over the remaining period during which premiums are required to be paid under the policy. To date, no regulations under this provision have been issued. Certain reductions in benefits may also cause a policy to become a modified endowment contract.
  Due to the policy's flexibility, classification of a policy as a modified endowment contract will depend upon the circumstances of each policy. Accordingly, a prospective policy owner should contact a competent tax adviser before purchasing a policy to determine the circumstances under which the policy would be a modified endowment contract. In addition, an owner should contact a competent tax adviser before paying any lump sum premiums or making any other change to, including an exchange of, a policy to determine whether that premium or change would cause the policy (or the new policy in the case of an exchange) to be treated as a modified endowment contract.
  All modified endowment contracts issued by us (or an affiliated company) to the same owner during any calendar year will be treated as one modified endowment contract for purposes of determining the amount includable in gross income under Section 72(e) of the Code. Additional rules may be promulgated under this provision to prevent avoidance of its effects through serial contracts or otherwise. A life insurance policy received in exchange for a modified endowment contract will also be treated as a modified endowment contract.
  Generally, interest paid on any loan under a life insurance contract is not deductible. An owner should consult a competent tax adviser before deducting any loan interest. In addition, default of any loan under the policy may result in taxable income and/or tax penalties.
  The policy may be used in various arrangements, including non-qualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if you are contemplating the use of a policy in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a qualified tax adviser regarding the tax attributes of the particular arrangement. Moreover, in recent years, Congress has adopted new rules relating to corporate owned life insurance. Any business contemplating the purchase of a new life insurance contract or a change in an existing contract should consult a tax adviser.
  Federal estate and state and local estate, inheritance, and other tax consequences of ownership or receipt of policy proceeds depend upon the circumstances of each policy owner or beneficiary. A competent tax adviser should be consulted for further information.
  It should be understood that the foregoing description of the federal income tax consequences under the policies is not exhaustive and that special rules are provided with respect to situations not discussed. Statutory changes in the Internal Revenue Code, with varying effective dates, and regulations adopted thereunder may also alter the tax consequences of specific factual situations. Due to the complexity of the applicable laws, any person contemplating the purchase of a variable life insurance policy or exercising elections under such a policy may want to consult a tax adviser. For further information, a qualified tax adviser should be consulted.
  At the present time, we make no charge to the separate account or from premium payments for any federal, state or local taxes (other than state premium taxes and federal taxes under OBRA) that we incur that may be attributable to such account or to the policies. We, however, reserve the right in the future to make a charge for any such tax or other economic burden resulting from the application of the tax laws that we determine to be properly attributable to the separate account or the policies.

YEAR 2000 COMPUTER PROBLEM
  The services provided by Minnesota Life to the Separate Account and its policy owners depend on the smooth functioning of its computer systems. Many computer software systems in use today cannot distinguish the year 2000 from the year 1900 because of the way that dates are encoded, stored and calculated. That failure could have a negative impact on the ability of Advantus Capital and Minnesota Life to provide services to contract owners. Minnesota Life has been actively working on necessary changes to its computer systems to deal with the year 2000. Although there can be no assurance of complete success, Minnesota Life believes that it will be able to resolve these issues on a timely basis and that there will be no material adverse impact on its ability to provide services to the Separate Account.
  In addition, Minnesota Life's operations could be impacted by its service providers' or suppliers' year 2000 efforts. Minnesota Life has undertaken an initiative to assess the efforts of organizations where there is a significant business relationship; however there is no assurance that Minnesota Life will not be affected by year 2000 problems of other organizations.

DIRECTORS AND PRINCIPAL OFFICERS OF MINNESOTA LIFE

         Directors                         Principal Occupation
         ---------                         --------------------
 Giulio Agostini           Senior Vice President, Finance and Administrative
                           Services, 3M, St. Paul, Minnesota
 Anthony L. Andersen       Chair-Board of Directors, H. B. Fuller Company, St.
                           Paul, Minnesota (Adhesive Products) since June 1995,
                           prior thereto for more than five years President and
                           Chief Executive Officer, H. B. Fuller Company
 Leslie S. Biller          Vice Chairmanand Chief Operating Officer, Wells
                           Fargo & Company, San Francisco, California (Banking)
 John F. Grundhofer        President, Chairman and Chief Executive Officer,
                           U.S. Bancorp, Minneapolis, Minnesota (Banking)
 David S. Kidwell, Ph.D.   Dean and Professor of Finance, The Curtis L. Carlson
                           School of Management, University of Minnesota,
                           Minneapolis, Minnesota
 Reatha C. King, Ph.D.     President and Executive Director, General Mills
                           Foundation, Minneapolis, Minnesota
 Thomas E. Rohricht        Of Counsel,Doherty, Rumble & Butler Professional
                           Association, St. Paul, Minnesota (Attorneys)
 Robert L. Senkler         Chairman of the Board, President and Chief Executive
                           Officer, Minnesota Life Insurance Company since
                           August 1995; prior thereto for more than five years
                           Vice President and Actuary, Minnesota Life Insurance
                           Company
 Michael E. Shannon        Chairman, Chief Financial and Administrative
                           Officer, Ecolab Inc., St. Paul, Minnesota (Develops
                           and Markets Cleaning and Sanitizing Products)
 Frederick T. Weyerhaeuser Retired since April 1998, prior thereto Chairman and
                           Treasurer, Clearwater Investment Trust since May
                           1996, prior thereto for more than five years,
                           Chairman, Clearwater Management Company, St. Paul,
                           Minnesota (Financial Management)

  Principal Officers (other than Directors)

           Name                                  Position
           ----                                  --------
 John F. Bruder            Senior Vice President
 Keith M. Campbell         Senior Vice President
 Robert E. Hunstad         Executive Vice President
 James E. Johnson          Senior Vice President and Actuary
 Dennis E. Prohofsky       Senior Vice President, General Counsel and Secretary
 Gregory S. Strong         Senior Vice President and Chief Financial Officer
 Terrence M. Sullivan      Senior Vice President
 Randy F. Wallake          Senior Vice President
 William N. Westhoff       Senior Vice President and Treasurer

  All Directors who are not also officers of Minnesota Life have had the principal occupation (or employers) shown for at least five years. All officers of Minnesota Life have been employed by Minnesota Life for at least five years with the exception of Mr. Westhoff. Mr. Westhoff has been employed by Minnesota Life since April 1998. Prior thereto, Mr. Westhoff was employed by American Express Financial Corporation, Minneapolis, Minnesota, from August 1994 to October 1997 as Senior Vice President, Global Investments and from November 1989 to July 1994 as Senior Vice President, Fixed Income Management.

VOTING RIGHTS
  We will vote the shares of the Funds held in the various sub-accounts of the Variable Universal Life Account at regular and special shareholder meetings of the Funds in accordance with the owner's instructions. If, however, the Investment Company Act of 1940, as amended, or any regulation thereunder should change and we determine that it is permissible to vote the shares of the Funds in our own right, we may elect to do so. The number of votes as to which the owner has the right to instruct will be determined by dividing his or her sub-account value by the net asset value per share of the corresponding Portfolio of the Funds. Fractional shares will be counted. The number of votes as to which the owner has the right to instruct will be determined as of the date coincident with the date established by the Funds for determining shareholders eligible to vote at the meeting of the Funds. Voting instructions will be solicited in writing prior to the meeting in accordance with procedures established by the Funds. We will vote shares of the Funds held by the separate account as to which no instructions are received in proportion to the voting instructions which are received from policy owners with respect to all policies participating in the separate account. Each owner having a voting interest will receive proxy material, reports and other material relating to the Funds.
  We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that shares be voted so as to cause a change in sub-classification or investment policies of the Funds or approve or disapprove an investment advisory contract of the Funds. In addition, we may disregard voting instructions in favor of changes in the investment policies or the investment adviser of one or more of the Funds if we reasonably disapprove of such changes. A change would be disapproved only if the proposed change is contrary to state law or disapproved by state regulatory authorities on a determination that the change would be detrimental to the interests of policy owners or if we determine that the change would be inconsistent with the investment objectives of the Funds or would result in the purchase of securities for the Funds which vary from the general quality and nature of investments and investment techniques utilized by other separate accounts created by us or any of our affiliates which have similar investment objectives. In the event that we disregard voting instructions, a summary of that action and the reason for such action will be included in the owner's next semi-annual report.

DISTRIBUTION OF POLICIES
  The policies will be sold by state licensed life insurance producers who are also registered representatives of Ascend Financial Services, Inc. ("Ascend Financial") or of other broker-dealers who have entered into selling agreements with Ascend Financial. Ascend Financial acts as principal underwriter for the policies. Ascend Financial is a wholly-owned subsidiary of Advantus Capital Management, Inc. Advantus Capital Management, Inc. is a registered investment adviser.
  Ascend Financial Services, Inc., whose address is 400 Robert Street North, St. Paul, Minnesota 55101-2098, is a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. Ascend Financial was incorporated in 1984 under the laws of the State of Minnesota. The policies are sold in the states where their sale is lawful. The insurance underwriting and the determination of a proposed insured's risk classification and whether to accept or reject an application for a policy is done in accordance with our rules and standards.
  Commissions to registered representatives on the sale of policies will be premium-based, asset-based or a fixed amount. Commissions for policies under a group-sponsored insurance program will not exceed the equivalent of 50 percent of the portion of all premiums paid in the initial year to cover the cost of insurance, 7 percent of all premiums paid in the initial year in excess of the amount to cover the cost of insurance, and 7 percent of all premiums paid after the initial year.
  The commission schedule for a group-sponsored insurance program will be determined based on a variety of factors, including enrollment procedures, the size and type of the group, the total amount of premium payments to be received, any prior existing relationship with the group sponsor, the sophistication of the group sponsor, and other circumstances of which we are not presently aware.
  In addition, Ascend Financial or Minnesota Life will pay, based uniformly on the sales of the policies by registered representatives, credits which allow registered representatives (agents) who are responsible for sales of the policies to attend conventions and other meetings sponsored by Minnesota Life or its affiliates for the purpose of promoting the sale of insurance and/or investment products offered by Minnesota Life and its affiliates. Such credits may cover the registered representatives' transportation, hotel accommodations, meals, registration fees, etc.

LEGAL MATTERS
  Legal matters in connection with federal securities laws applicable to the issue and sale of the policies have been passed upon by Jones & Blouch L.L.P., 1025 Thomas Jefferson Street, N.W., Suite 405 West, Washington, D.C. 20007. All other legal matters, including the right to issue such policies under Minnesota law and applicable regulations thereunder, have been passed upon by Donald F. Gruber, Assistant General Counsel of Minnesota Life.

LEGAL PROCEEDINGS
  As an insurance company, we are ordinarily involved in litigation. Minnesota Life is of the opinion that such litigation is not material with respect to the policies or the separate account.

EXPERTS
  The separate financial statements of Minnesota Life Variable Universal Life Account and the consolidated financial statements of Minnesota Life included in this prospectus have been audited by KPMG Peat Marwick LLP, independent auditors, 4200 Norwest Center, 90 South Seventh Street, Minneapolis, Minnesota 55402, whose reports thereon appear elsewhere herein, and have been so included in reliance upon the authority of said firm as experts in accounting and auditing.
  Actuarial matters included in this prospectus have been examined by Robert
M. Olafson, F.S.A., Vice President and Actuary of Minnesota Life, as stated in his opinion filed as an exhibit to the Registration Statement.

REGISTRATION STATEMENT
  We have filed a Registration Statement under the Securities Act of 1933, as amended, with the Securities and Exchange Commission with respect to the policies offered hereby. This prospectus does not contain all the information set forth in the registration statement and amendments thereto and the exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the separate account, Minnesota Life, and the policies. Statements contained in this prospectus as to the contents of policies and other legal instruments are summaries, and reference is made to such instruments as filed.

                                                   Independent Auditors' Report

The Board of Trustees of Minnesota Life Insurance Companyand Policy Owners of
 Minnesota Life Variable Universal Life Account:

  We have audited the accompanying statements of assets and liabilities of the Growth, Bond, Money Market, Asset Allocation, Mortgage Securities, Index 500, Capital Appreciation, International Stock, Small Company, Maturing Government Bond 1998, Maturing Government Bond 2002, Maturing Government Bond 2006, Maturing Government Bond 2010, Value Stock, Small Company Value, Global Bond (formerly International Bond), Index 400 Mid-Cap, Macro-Cap Value, Micro-Cap Growth, Contrafund, High Income and Equity-Income Segregated Sub-Accounts of Minnesota Life Variable Universal Life Account (formerly Minnesota Mutual Variable Universal Life Account) as of December 31, 1998 and the related statements of operations, statements of changes in net assets and the financial highlights for the periods presented. These financial statements and the financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investments owned at December 31, 1998 were confirmed to us by the respective Sub-Account mutual fund group, or, for Advantus Series Fund, Inc. verified by examination of the underlying portfolios. An audit also includes assessing the accounting principles used and significant estimates made by management as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Growth, Bond, Money Market, Asset Allocation, Mortgage Securities, Index 500, Capital Appreciation, International Stock, Small Company, Maturing Government Bond 1998, Maturing Government Bond 2002, Maturing Government Bond 2006, Maturing Government Bond 2010, Value Stock, Small Company Value, Global Bond, Index 400 Mid-Cap, Macro-Cap Value, Micro-Cap Growth, Contrafund, High Income and Equity-Income Segregated Sub-Accounts of Minnesota Life Variable Universal Life Account at December 31, 1998 and the results of their operations, changes in their net assets and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                      KPMG Peat Marwick LLP

Minneapolis, Minnesota
February 26, 1999

 Minnesota Life Variable Universal Life Account

                      Statements of Assets and Liabilities

                               December 31, 1998

                                                    Segregated Sub-Accounts
                          ---------------------------------------------------------------------------
                                          Money    Asset     Mortgage    Index     Capital
         Assets            Growth   Bond  Market Allocation Securities    500    Appreciation
         ------           -------- ------ ------ ---------- ---------- --------- ------------
Investments in shares of
 Advantus Series Fund,
 Inc.:
 Growth Portfolio,
  306,774 shares at net
  asset value of $2.74
  per share (cost
  $687,520)               $839,917    --    --        --         --          --        --
 Bond Portfolio, 26,455
  shares at net asset
  value of $1.31 per
  share (cost $34,433)         --  34,598   --        --         --          --        --
 Money Market Portfolio,
  8,096 shares at net
  asset value of $1.00
  per share (cost
  $8,096)                      --     --  8,096       --         --          --        --
 Asset Allocation Port-
  folio, 152,786 shares
  at net asset value of
  $2.28 per share (cost
  $301,131)                    --     --    --    348,176        --          --        --
 Mortgage Securities
  Portfolio, 46,200
  shares at net asset
  value of $1.22 per
  share (cost $55,835)         --     --    --        --      56,258         --        --
 Index 500 Portfolio,
  929,143 shares at net
  asset value of $3.91
  per share (cost
  $2,503,401)                  --     --    --        --         --    3,632,882       --
 Capital Appreciation
  Portfolio, 12,421
  shares at net asset
  value of $3.54 per
  share (cost $33,788)         --     --    --        --         --          --     43,926
                          -------- ------ -----   -------     ------   ---------    ------
                           839,917 34,598 8,096   348,176     56,258   3,632,882    43,926
Receivable from Minne-
 sota Life for policy
 purchase payments              59    101    48        17        --      281,383       261
Receivable for invest-
 ments sold                  3,881  1,103    16     4,063      1,915      21,251       638
                          -------- ------ -----   -------     ------   ---------    ------
   Total assets            843,857 35,802 8,160   352,256     58,173   3,935,516    44,825
                          -------- ------ -----   -------     ------   ---------    ------
       Liabilities
       -----------
Payable to Minnesota
 Life for policy
 terminations and
 mortality and expense
 charges                     3,881  1,103    16     4,063      1,915      21,251       638
Payable for investments
 purchased                      59    101    48        17        --      281,383       261
                          -------- ------ -----   -------     ------   ---------    ------
   Total liabilities         3,940  1,204    64     4,080      1,915     302,634       899
                          -------- ------ -----   -------     ------   ---------    ------
NET ASSETS APPLICABLE TO
 POLICY OWNERS            $839,917 34,598 8,096   348,176     56,258   3,632,882    43,926
                          ======== ====== =====   =======     ======   =========    ======
UNITS OUTSTANDING          366,983 27,533 6,909   192,826     44,278   1,538,294    20,065
                          ======== ====== =====   =======     ======   =========    ======
NET ASSET VALUE PER UNIT  $   2.29   1.26  1.17      1.81       1.27        2.36      2.19
                          ======== ====== =====   =======     ======   =========    ======

                See accompanying notes to financial statements.

                   Minnesota Life Variable Universal Life Account
                      Statements of Assets and Liabilities

                               December 31, 1998

                                                  Segregated Sub-Accounts
                          ------------------------------------------------------------------------
                                                 Maturing   Maturing   Maturing   Maturing
                          International  Small  Government Government Government Government Value
         Assets               Stock     Company Bond 1998  Bond 2002  Bond 2006  Bond 2010  Stock
         ------           ------------- ------- ---------- ---------- ---------- ---------- ------
Investments in shares of
 Advantus Series Fund,
 Inc.:
 International Stock
  Portfolio, 37,408
  shares at net asset
  value of $1.73 per
  share (cost $59,659)      $ 64,706       --       --         --         --         --        --
 Small Company
  Portfolio, 51,105
  shares at net asset
  value of $1.68 per
  share (cost $79,644)           --     85,616      --         --         --         --        --
 Maturing Government
  Bond 1998 Portfolio, 0
  shares at net asset
  value of $0.00 per
  share (cost $0)                --        --       --         --         --         --        --
 Maturing Government
  Bond 2002 Portfolio,
  1,128 shares at net
  asset value of $1.11
  per share (cost
  $1,183)                        --        --       --       1,247        --         --        --
 Maturing Government
  Bond 2006 Portfolio,
  1,098 shares at net
  asset value of $1.25
  per share (cost
  $1,190)                        --        --       --         --       1,376        --        --
 Maturing Government
  Bond 2010 Portfolio,
  1,368 shares at net
  asset value of $1.41
  per share (cost
  $1,594)                        --        --       --         --         --       1,929       --
 Value Stock Portfolio,
  39,689 shares at net
  asset value of $1.76
  per share (cost
  $63,941)                       --        --       --         --         --         --     69,834
                            --------    ------     ----      -----      -----      -----    ------
                              64,706    85,616      --       1,247      1,376      1,929    69,834
Receivable from
 Minnesota Life for
 policy purchase
 payments                         77        58      --         --         --          12        83
Receivable for
 investments sold              1,844     1,116      --         --         --          31     1,683
                            --------    ------     ----      -----      -----      -----    ------
   Total assets               66,627    86,790      --       1,247      1,376      1,972    71,600
                            --------    ------     ----      -----      -----      -----    ------
      Liabilities
      -----------
Payable to Minnesota
 Life for policy
 terminations and
 mortality and expense
 charges                       1,844     1,116      --         --         --          31     1,683
Payable for investments
 purchased                        77        58      --         --         --          12        83
                            --------    ------     ----      -----      -----      -----    ------
   Total liabilities           1,921     1,174      --         --         --          43     1,766
                            --------    ------     ----      -----      -----      -----    ------
NET ASSETS APPLICABLE TO
 POLICY OWNERS              $ 64,706    85,616      --       1,247      1,376      1,929    69,834
                            ========    ======     ====      =====      =====      =====    ======
UNITS OUTSTANDING             43,902    61,821      --       1,000      1,000      1,317    37,797
                            ========    ======     ====      =====      =====      =====    ======
NET ASSET VALUE PER UNIT    $   1.47      1.38     0.00       1.25       1.38       1.46      1.85
                            ========    ======     ====      =====      =====      =====    ======

                See accompanying notes to financial statements.

 Minnesota Life Variable Universal Life Account
                      Statements of Assets and Liabilities

                               December 31, 1998

                                                  Segregated Sub-Accounts
                         -------------------------------------------------------------------------
                         Small Company Global Index 400 Macro-Cap Micro-Cap Contra-  High  Equity-
         Assets              Value      Bond   Mid-Cap    Value    Growth    fund   Income Income
         ------          ------------- ------ --------- --------- --------- ------- ------ -------
Investments in shares
 of Advantus Series
 Fund, Inc.:
 Small Company Value
  Portfolio, 15,711
  shares at net asset
  value of $.95 per
  share (cost $15,328)      $14,899      --       --        --        --       --      --     --
 Global Bond Portfolio,
  1,623 shares at net
  asset value of $1.05
  per share (cost
  $1,780)                       --     1,702      --        --        --       --      --     --
 Index 400 Mid-Cap
  Portfolio, 38,017
  shares at net asset
  value of $1.15 per
  share (cost $34,053)          --       --    43,698       --        --       --      --     --
 Macro-Cap Value
  Portfolio, 2,994
  shares at net asset
  value of $1.14 per
  share (cost $3,139)           --       --       --      3,412       --       --      --     --
 Micro-cap Growth
  Portfolio, 12,166
  shares at net asset
  value of $1.01 per
  share (cost $10,872)          --       --       --        --     12,271      --      --     --
Investments in shares
 of Fidelity Variable
 Insurance
 Products Fund II:
 Contrafund Portfolio,
  3,342 shares at net
  asset value of $24.44
  per share (cost
  $58,197)                      --       --       --        --        --    81,667     --     --
Investments in shares
 of Fidelity Variable
 Insurance
 Products Fund:
 High Income Portfolio,
  4,066 shares at net
  asset value of $11.53
  per share (cost
  $47,956)                      --       --       --        --        --       --   46,883    --
 Equity-Income
  Portfolio, 2,579
  shares at net asset
  value of $25.42 per
  share (cost $55,732)          --       --       --        --        --       --      --  65,549
                            -------    -----   ------     -----    ------   ------  ------ ------
                             14,899    1,702   43,698     3,412    12,271   81,667  46,883 65,549
Receivable from
 Minnesota Life for
 policy purchase
 payments                         2      --         1         8       --       --      --     --
Receivable for
 investments sold               499      107    1,610       115       208      708     353   4886
                            -------    -----   ------     -----    ------   ------  ------ ------
   Total assets              15,400    1,809   45,309     3,535    12,479   82,375  47,236 66,035
                            -------    -----   ------     -----    ------   ------  ------ ------
      Liabilities
      -----------
Payable to Minnesota
 Life for policy
 terminations and
 mortality and expense
 charges                        499      107    1,610       115       208      708     353    486
Payable for investments
 purchased                        2      --         1         8       --       --      --     --
                            -------    -----   ------     -----    ------   ------  ------ ------
   Total liabilities            501      107    1,611       123       208      708     353    486
                            -------    -----   ------     -----    ------   ------  ------ ------
NET ASSETS APPLICABLE
 TO POLICY OWNERS           $14,899    1,702   43,698     3,412    12,271   81,667  46,883 65,549
                            =======    =====   ======     =====    ======   ======  ====== ======
UNITS OUTSTANDING            16,611    1,536   41,729     3,110    12,020   45,878  39,421 43,536
                            =======    =====   ======     =====    ======   ======  ====== ======
NET ASSET VALUE PER
 UNIT                       $  0.90     1.11     1.05      1.10      1.02     1.78    1.19   1.51
                            =======    =====   ======     =====    ======   ======  ====== ======

                See accompanying notes to financial statements.

                   Minnesota Life Variable Universal Life Account
                            Statements of Operations

                          Year Ended December 31, 1998

                                                 Segregated Sub-Accounts
                            ---------------------------------------------------------------------
                                              Money    Asset     Mortgage   Index      Capital
                             Growth    Bond   Market Allocation Securities   500     Appreciation
                            --------  ------  ------ ---------- ---------- --------  ------------
Investment income (loss):
 Investment income dis-
  tributions from under-
  lying mutual fund (note
  4)                        $  5,665     302    318      6,348       129     21,908        --
 Mortality and expense
  charges (note 3)            (3,239)    (65)   (33)    (1,922)      (81)   (13,580)      (154)
                            --------  ------   ----   --------    ------   --------     ------
     Investment income
      (loss)--net             (2,426)    237    285      4,426        48      8,328       (154)
                            --------  ------   ----   --------    ------   --------     ------
Realized and unrealized
 gains (losses) on invest-
 ments--net:
 Realized gain distribu-
  tions from underlying
  mutual fund (note 4)        90,098      64    --      16,131       --      13,732      1,213
                            --------  ------   ----   --------    ------   --------     ------
 Realized gains on sales
  of investments:
   Proceeds from sales        55,329   5,653    257    371,678     7,311    292,166      7,215
   Cost of investments
    sold                     (51,929) (5,629)  (257)  (378,213)   (7,264)  (211,229)    (6,362)
                            --------  ------   ----   --------    ------   --------     ------
                               3,400      24    --      (6,535)       47     80,937        853
                            --------  ------   ----   --------    ------   --------     ------
     Net realized gains on
      investments             93,498      88    --       9,596        47     94,669      2,066
                            --------  ------   ----   --------    ------   --------     ------
 Net change in unrealized
  appreciation or
  depreciation of
  investments                113,739     (52)    (1)    31,471       328    568,827      6,549
                            --------  ------   ----   --------    ------   --------     ------
     Net gains (losses) on
      investments            207,237      36     (1)    41,067       375    663,496      8,615
                            --------  ------   ----   --------    ------   --------     ------
Net increase in net assets
 resulting from operations  $209,663     273    284     45,493       423    671,824      8,461
                            ========  ======   ====   ========    ======   ========     ======


                See accompanying notes to financial statements.

 Minnesota Life Variable Universal Life Account
                            Statements of Operations

                          Year Ended December 31, 1998

                                                   Segregated Sub-Accounts
                          --------------------------------------------------------------------------
                                                  Maturing   Maturing   Maturing   Maturing
                                                 Government Government Government Government
                          International  Small      Bond       Bond       Bond       Bond     Value
                              Stock     Company   1998(a)      2002       2006       2010     Stock
                          ------------- -------  ---------- ---------- ---------- ---------- -------
Investment income
 (loss):
 Investment income
  distributions from
  underlying mutual
  fund (note 4)             $    335        --         77       62         68          68        --
 Mortality and expense
  charges (note 3)              (155)      (490)       (4)      (6)        (6)         (8)      (178)
                            --------    -------    ------      ---        ---        ----    -------
   Investment income
    (loss)--net                  180       (490)       73       56         62          60       (178)
                            --------    -------    ------      ---        ---        ----    -------
Realized and unrealized
 gains on investments--
 net:
 Realized gain distri-
  butions from under-
  lying mutual fund
  (note 4)                       330        --        --        13          5           1         33
                            --------    -------    ------      ---        ---        ----    -------
 Realized gains (loss-
  es) on sales of in-
  vestments:
   Proceeds from sales        12,481     48,307     1,145        6          6         225     13,797
   Cost of investments
    sold                     (11,992)   (50,055)   (1,127)      (6)        (6)       (186)   (13,529)
                            --------    -------    ------      ---        ---        ----    -------
                                 489     (1,748)       18      --         --           39        268
                            --------    -------    ------      ---        ---        ----    -------
   Net realized gains
    (losses) on invest-
    ments                        819     (1,748)       18       13          5          40        301
                            --------    -------    ------      ---        ---        ----    -------
 Net change in
  unrealized
  appreciation or
  depreciation of
  investments                  4,039        531       (52)      35         99         109      4,464
                            --------    -------    ------      ---        ---        ----    -------
   Net gains (losses) on
    investments                4,858     (1,217)      (34)      48        104         149      4,765
                            --------    -------    ------      ---        ---        ----    -------
Net increase (decrease)
 in net assets resulting
 from operations            $  5,038     (1,707)       39      104        166         209      4,587
                            ========    =======    ======      ===        ===        ====    =======

------
(a) For the period from January 1, 1998 to September 18, 1998, termination of the sub-account.


                See accompanying notes to financial statements.

                   Minnesota Life Variable Universal Life Account
                            Statements of Operations

                          Year Ended December 31, 1998

                                                   Segregated Sub-Accounts
                          ----------------------------------------------------------------------------
                            Small
                           Company   Global   Index 400  Macro-Cap Micro-Cap  Contra-   High   Equity-
                          Value (a) Bond (a) Mid-Cap (a) Value (a) Growth (a)  fund    Income  Income
                          --------- -------- ----------- --------- ---------- -------  ------  -------
Investment income
 (loss):
 Investment income
  distributions from
  underlying mutual
  fund (note 4)            $   175      91        229         14        --       302    2,809     629
 Mortality and expense
  charges (note 3)             (40)     (2)       (56)        (8)       (28)    (296)    (207)   (281)
                           -------    ----     ------     ------     ------   ------   ------  ------
   Investment income
    (loss)--net                135      89        173          5        (28)       6    2,602     348
                           -------    ----     ------     ------     ------   ------   ------  ------
Realized and unrealized
 gains (losses) on in-
 vestments--net:
 Realized gain distri-
  butions from under-
  lying mutual fund
  (note 4)                     --       47        799        139        --     2,216    1,796   2,230
                           -------    ----     ------     ------     ------   ------   ------  ------
 Realized gains (loss-
  es) on sales of in-
  vestments:
   Proceeds from sales       7,942     772      8,479      1,904      3,948    6,132    6,425   8,598
   Cost of investments
    sold                    (8,471)   (768)    (7,680)    (1,862)    (4,075)  (4,893)  (6,477) (7,650)
                           -------    ----     ------     ------     ------   ------   ------  ------
                              (529)      4        799         42       (127)   1,239      (52)    948
                           -------    ----     ------     ------     ------   ------   ------  ------
   Net realized gains
    (losses) on invest-
    ments                     (529)     51      1,598        181       (127)   3,455    1,744   3,178
                           -------    ----     ------     ------     ------   ------   ------  ------
 Net change in
  unrealized
  appreciation or
  depreciation of
  investments                 (429)    (78)     9,645        273      1,399   12,800   (6,455)  1,822
                           -------    ----     ------     ------     ------   ------   ------  ------
   Net gains (losses) on
    investments               (958)    (27)    11,243        454      1,272   16,255   (4,711)  5,000
                           -------    ----     ------     ------     ------   ------   ------  ------
Net increase (decrease)
 in net assets resulting
 from operations           $  (823)     62     11,416        460      1,244   16,261   (2,109)  5,348
                           =======    ====     ======     ======     ======   ======   ======  ======

------
(a) For the period from May 1, 1998, commencement of operations, to December 31, 1998.


                See accompanying notes to financial statements.

 Minnesota Life Variable Universal Life Account
                            Statements of Operations

                          Year Ended December 31, 1997

                                                        Segregated Sub-Accounts
                         -----------------------------------------------------------------------------------------
                                         Money    Asset     Mortgage   Index      Capital    International  Small
                          Growth   Bond  Market Allocation Securities   500     Appreciation     Stock     Company
                         --------  ----  ------ ---------- ---------- --------  ------------ ------------- -------
Investment income
 (loss):
 Investment income dis-
  tributions from un-
  derlying mutual fund
  (note 4)               $    153   167    202        451      106      18,065        --           238           1
 Mortality and expense
  charges (note 3)           (418)  (18)   (20)      (314)      (9)     (8,779)       (77)         (45)       (357)
                         --------  ----   ----   --------     ----    --------     ------       ------     -------
   Investment income
    (loss)--net              (265)  149    182        137       97       9,286        (77)         193        (356)
                         --------  ----   ----   --------     ----    --------     ------       ------     -------
Realized and unrealized
 gains on investments--
 net:
 Realized gain distri-
  butions from under-
  lying mutual fund
  (note 4)                  3,958   --     --         937      --       22,823      1,258          119         --
                         --------  ----   ----   --------     ----    --------     ------       ------     -------
 Realized gains on
  sales of investments:
   Proceeds from sales     11,361   280    446    176,413      330     158,947      2,216        1,160      12,328
   Cost of investments
    sold                  (11,165) (275)  (446)  (171,954)    (323)   (125,353)    (2,045)      (1,041)    (11,965)
                         --------  ----   ----   --------     ----    --------     ------       ------     -------
                              196     5    --       4,459        7      33,594        171          119         363
                         --------  ----   ----   --------     ----    --------     ------       ------     -------
   Net realized gains on
    investments             4,154     5    --       5,396        7      56,417      1,429          238         363
                         --------  ----   ----   --------     ----    --------     ------       ------     -------
 Net change in
  unrealized
  appreciation or
  depreciation of
  investments              37,650   153    --      15,221       46     395,787      2,498          350       5,653
                         --------  ----   ----   --------     ----    --------     ------       ------     -------
   Net gains on invest-
    ments                  41,804   158    --      20,617       53     452,204      3,927          588       6,016
                         --------  ----   ----   --------     ----    --------     ------       ------     -------
Net increase in net
 assets resulting from
 operations              $ 41,539   307    182     20,754      150     461,490      3,850          781       5,660
                         ========  ====   ====   ========     ====    ========     ======       ======     =======


                See accompanying notes to financial statements.

                   Minnesota Life Variable Universal Life Account
                            Statements of Operations

                          Year Ended December 31, 1997

                                                   Segregated Sub-Accounts
                          ---------------------------------------------------------------------------
                           Maturing   Maturing   Maturing   Maturing
                          Government Government Government Government
                             Bond       Bond       Bond       Bond    Value   Contra-  High   Equity-
                             1998       2002       2006       2010    Stock    fund   Income  Income
                          ---------- ---------- ---------- ---------- ------  ------- ------  -------
Investment income:
 Investment income dis-
  tributions from un-
  derlying mutual fund
  (note 4)                   $56         56         55         51        211     286  2,338      569
 Mortality and expense
  charges (note 3)            (5)        (5)        (6)        (6)       (78)   (192)  (181)    (169)
                             ---        ---        ---        ---     ------   -----  -----    -----
   Investment income--
    net                       51         51         49         45        133      94  2,157      400
                             ---        ---        ---        ---     ------   -----  -----    -----
Realized and unrealized
 gains on investments--
 net:
 Realized gain distri-
  butions from under-
  lying mutual fund
  (note 4)                     2          8         16         10      1,700     757    289    2,859
                             ---        ---        ---        ---     ------   -----  -----    -----
 Realized gains on
  sales of investments:
   Proceeds from sales         5          5          5          6      1,803     344    299      747
   Cost of investments
    sold                      (5)        (5)        (5)        (6)    (1,534)   (275)  (277)    (666)
                             ---        ---        ---        ---     ------   -----  -----    -----
                             --         --         --         --         269      69     22       81
                             ---        ---        ---        ---     ------   -----  -----    -----
   Net realized gains on
    investments                2          8         16         10      1,969     826    311    2,940
                             ---        ---        ---        ---     ------   -----  -----    -----
 Net change in
  unrealized apprecia-
  tion or depreciation
  of investments               5         25         65        125        386   7,142  3,238    6,007
                             ---        ---        ---        ---     ------   -----  -----    -----
   Net gains on invest-
    ments                      7         33         81        135      2,355   7,968  3,549    8,947
                             ---        ---        ---        ---     ------   -----  -----    -----
Net increase in net as-
 sets resulting from op-
 erations                    $58         84        130        180      2,488   8,062  5,706    9,347
                             ===        ===        ===        ===     ======   =====  =====    =====


                See accompanying notes to financial statements.

 Minnesota Life Variable Universal Life Account
                            Statements of Operations

                          Year Ended December 31, 1996

                                                         Segregated Sub-Accounts
                         --------------------------------------------------------------------------------------------
                                       Money    Asset     Mortgage   Index      Capital    International  Small
                         Growth  Bond  Market Allocation Securities   500     Appreciation     Stock     Company
                         ------  ----  ------ ---------- ---------- --------  ------------ ------------- -------
Investment income
 (loss):
 Investment income
  distributions from
  underlying mutual
  fund (note 4)          $   73   111    108      117         80       9,083        --           127        113
 Mortality and expense
  charges (note 3)          (51)  (12)   (11)     (23)        (7)     (4,074)       (49)         (27)      (245)
                         ------  ----   ----     ----       ----    --------     ------       ------     ------
   Investment income
    (loss)--net              22    99     97       94         73       5,009        (49)         100       (132)
                         ------  ----   ----     ----       ----    --------     ------       ------     ------
Realized and unrealized
 gains (losses) on
 investments--net:
 Realized gain
  distributions from
  underlying mutual
  fund (note 4)             689    20    --       214        --        4,702        221          139      5,128
                         ------  ----   ----     ----       ----    --------     ------       ------     ------
 Realized gains on
  sales of investments:
   Proceeds from sales    1,863   498    859      441        241     122,254      2,445        2,242      5,459
   Cost of investments
    sold                 (1,769) (489)  (859)    (430)      (238)   (111,122)    (2,219)      (2,082)    (5,051)
                         ------  ----   ----     ----       ----    --------     ------       ------     ------
                             94     9    --        11          3      11,132        226          160        408
                         ------  ----   ----     ----       ----    --------     ------       ------     ------
   Net realized gains on
    investments             783    29    --       225          3      15,834        447          299      5,536
                         ------  ----   ----     ----       ----    --------     ------       ------     ------
 Net change in
  unrealized
  appreciation or
  depreciation of
  investments               729   (40)   --       236         (9)    137,153      1,067          553     (2,764)
                         ------  ----   ----     ----       ----    --------     ------       ------     ------
   Net gains (losses) on
    investments           1,512   (11)   --       461         (6)    152,987      1,514          852      2,772
                         ------  ----   ----     ----       ----    --------     ------       ------     ------
Net increase in net
 assets resulting from
 operations              $1,534    88     97      555         67     157,996      1,465          952      2,640
                         ======  ====   ====     ====       ====    ========     ======       ======     ======


                See accompanying notes to financial statements.

                   Minnesota Life Variable Universal Life Account
                            Statements of Operations

                          Year Ended December 31, 1996

                                                      Segregated Sub-Accounts
                         ----------------------------------------------------------------------------------
                          Maturing   Maturing   Maturing   Maturing
                         Government Government Government Government
                            Bond       Bond       Bond       Bond    Value   Contra-     High     Equity-
                          1998 (a)   2002 (a)   2006 (a)   2010 (a)  Stock   fund (a) Income (a) Income (a)
                         ---------- ---------- ---------- ---------- ------  -------- ---------- ----------
Investment income
 (loss):
 Investment income
  distributions from
  underlying mutual
  fund (note 4)             $--         58         60        --          67     --        --         --
 Mortality and expense
  charges (note 3)            (3)       (3)        (3)        (3)       (35)    (87)      (87)       (85)
                            ----       ---        ---        ---     ------   -----     -----      -----
   Investment income
    (loss)--net               (3)       55         57         (3)        32     (87)      (87)       (85)
                            ----       ---        ---        ---     ------   -----     -----      -----
Realized and unrealized
 gains on investments--
 net:
 Realized gain
  distributions from
  underlying mutual
  fund (note 4)              --        --         --         --         540     --        --         --
                            ----       ---        ---        ---     ------   -----     -----      -----
 Realized gains on
  sales of investments:
   Proceeds from sales         3         3          3          3      2,286      93        87         97
   Cost of investments
    sold                      (3)       (3)        (3)        (3)    (1,970)    (90)      (84)       (95)
                            ----       ---        ---        ---     ------   -----     -----      -----
                             --        --         --         --         316       3         3          2
                            ----       ---        ---        ---     ------   -----     -----      -----
   Net realized gains on
    investments              --        --         --         --         856       3         3          2
                            ----       ---        ---        ---     ------   -----     -----      -----
 Net change in
  unrealized
  appreciation or
  depreciation of
  investments                 47         4         22        101      1,007   3,528     2,144      1,988
                            ----       ---        ---        ---     ------   -----     -----      -----
   Net gains on
    investments               47         4         22        101      1,863   3,531     2,147      1,990
                            ----       ---        ---        ---     ------   -----     -----      -----
Net increase in net
 assets resulting from
 operations                 $ 44        59         79         98      1,895   3,444     2,060      1,905
                            ====       ===        ===        ===     ======   =====     =====      =====

------
(a) Period from May 1, 1996, commencement of operations, to December 31, 1996.


                See accompanying notes to financial statements.

 Minnesota Life Variable Universal Life Account
                      Statements of Changes in Net Assets

                          Year Ended December 31, 1998

                                               Segregated Sub-Accounts
                         -----------------------------------------------------------------------
                                           Money     Asset     Mortgage    Index      Capital
                          Growth    Bond   Market  Allocation Securities    500     Appreciation
                         --------  ------  ------  ---------- ---------- ---------  ------------
Operations:
 Investment income
  (loss)--net            $  2,426     237    285       4,426        48       8,328       (154)
 Net realized gains on
  investments              93,498      88    --        9,596        47      94,669      2,066
 Net change in
  unrealized
  appreciation or
  depreciation of
  investments             113,739     (52)    (1)     31,471       328     568,827      6,549
                         --------  ------  -----    --------    ------   ---------     ------
Net increase (decrease)
 in net assets result-
 ing from operations      209,663     273    284      45,493       423     671,824      8,461
                         --------  ------  -----    --------    ------   ---------     ------
Policy transactions
 (notes 3, 4 and 5):
 Policy purchase pay-
  ments                   175,276  35,490  3,040     397,306    60,977     950,781     22,452
 Policy withdrawals and
  charges                 (52,090) (5,588)  (224)   (369,756)   (7,231)   (278,586)    (7,061)
                         --------  ------  -----    --------    ------   ---------     ------
Increase in net assets
 from policy transac-
 tions                    123,186  29,902  2,816      27,550    53,746     672,195     15,391
                         --------  ------  -----    --------    ------   ---------     ------
Increase in net assets    332,849  30,175  3,100      73,043    54,169   1,344,019     23,852
Net assets at the be-
 ginning of year          507,068   4,423  4,996     275,133     2,089   2,288,863     20,074
                         --------  ------  -----    --------    ------   ---------     ------
Net assets at the end
 of year                 $839,917  34,598  8,096     348,176    56,258   3,632,882     43,926
                         ========  ======  =====    ========    ======   =========     ======


                See accompanying notes to financial statements.

                   Minnesota Life Variable Universal Life Account
                      Statements of Changes in Net Assets

                          Year Ended December 31, 1998

                                                  Segregated Sub-Accounts
                         --------------------------------------------------------------------------
                                                 Maturing   Maturing   Maturing   Maturing
                                                Government Government Government Government
                         International  Small      Bond       Bond       Bond       Bond     Value
                             Stock     Company   1998 (a)     2002       2006       2010     Stock
                         ------------- -------  ---------- ---------- ---------- ---------- -------
Operations:
 Investment income
  (loss)--net              $    180       (490)       73        56         62         60       (178)
 Net realized gains
  (losses) on invest-
  ments                         819     (1,748)       18        13          5         40        301
 Net change in
  unrealized
  appreciation or
  depreciation of
  investments                 4,039        531       (52)       35         99        109      4,464
                           --------    -------    ------     -----      -----      -----    -------
Net increase (decrease)
 in net assets result-
 ing from operations          5,038     (1,707)       39       104        166        209      4,587
                           --------    -------    ------     -----      -----      -----    -------
Policy transactions
 (notes 3, 4 and 5):
 Policy purchase pay-
  ments                      61,082     46,415       --        --           1        644     59,641
 Policy withdrawals and
  charges                   (12,326)   (47,816)   (1,141)      --         --        (218)   (13,619)
                           --------    -------    ------     -----      -----      -----    -------
Increase (decrease) in
 net assets from policy
 transactions                48,756     (1,401)   (1,141)      --           1        426     46,022
                           --------    -------    ------     -----      -----      -----    -------
Increase (decrease) in
 net assets                  53,794     (3,108)   (1,102)      104        167        635     50,609
Net assets at the be-
 ginning of year             10,912     88,724     1,102     1,143      1,209      1,294     19,225
                           --------    -------    ------     -----      -----      -----    -------
Net assets at the end
 of year                   $ 64,706     85,616       --      1,247      1,376      1,929     69,834
                           ========    =======    ======     =====      =====      =====    =======

------
(a) For the period from January 1, 1998 to September 18, 1998, termination of the sub-account.


                See accompanying notes to financial statements.

 Minnesota Life Variable Universal Life Account
                      Statements of Changes in Net Assets

                          Year Ended December 31, 1998

                                                    Segregated Sub-Accounts
                         --------------------------------------------------------------------------------
                         Small Company  Global   Index 400  Macro-Cap Micro-Cap  Contra-   High   Equity-
                           Value (a)   Bond (a) Mid-Cap (a) Value (a) Growth (a)  fund    Income  Income
                         ------------- -------- ----------- --------- ---------- -------  ------  -------
Operations:
 Investment income
  (loss)--net               $   135        89        173          6        (28)       6    2,602     348
 Net realized gains
  (losses) on invest-
  ments                        (529)       51      1,598        181       (127)   3,455    1,744   3,178
 Net change in
  unrealized
  appreciation or
  depreciation of
  investments                  (429)      (78)     9,645        273      1,399   12,800   (6,455)  1,822
                            -------     -----     ------     ------     ------   ------   ------  ------
Net increase (decrease)
 in net assets result-
 ing from operations           (823)       62     11,416        460      1,244   16,261   (2,109)  5,348
                            -------     -----     ------     ------     ------   ------   ------  ------
Policy transactions
 (notes 3, 4 and 5):
 Policy purchase pay-
  ments                      23,624     2,410     40,705      4,847     14,947   29,131   14,676  22,562
 Policy withdrawals and
  charges                    (7,902)     (770)    (8,423)    (1,895)    (3,920)  (6,679)  (5,480) (7,129)
                            -------     -----     ------     ------     ------   ------   ------  ------
Increase (decrease) in
 net assets from policy
 transactions                15,722     1,640     32,282      2,952     11,027   22,452    9,196  15,433
                            -------     -----     ------     ------     ------   ------   ------  ------
Increase (decrease) in
 net assets                  14,899     1,702     43,698      3,412     12,271   38,713    7,087  20,781
Net assets at the be-
 ginning of year                --        --         --         --         --    42,954   39,796  44,768
                            -------     -----     ------     ------     ------   ------   ------  ------
Net assets at the end
 of year                    $14,899     1,702     43,698      3,412     12,271   81,667   46,883  65,549
                            =======     =====     ======     ======     ======   ======   ======  ======

------
(a) For the period from May 1, 1998, commencement of operations, to December 31, 1998.


                See accompanying notes to financial statements.

                   Minnesota Life Variable Universal Life Account
                      Statements of Changes in Net Assets

                          Year Ended December 31, 1997

                                                         Segregated Sub-Accounts
                         --------------------------------------------------------------------------------------------
                                          Money     Asset     Mortgage    Index      Capital    International  Small
                          Growth   Bond   Market  Allocation Securities    500     Appreciation     Stock     Company
                         --------  -----  ------  ---------- ---------- ---------  ------------ ------------- -------
Operations:
 Investment income
  (loss)--net            $   (265)   149    182         137       97        9,286        (77)         193        (356)
 Net realized gains on
  investments               4,154      5    --        5,396        7       56,417      1,429          238         363
 Net change in
  unrealized
  appreciation or
  depreciation of
  investments              37,650    153    --       15,221       46      395,787      2,498          350       5,653
                         --------  -----  -----    --------    -----    ---------     ------       ------     -------
Net increase (decrease)
 in net assets
 resulting from
 operations                41,539    307    182      20,754      150      461,490      3,850          781       5,660
                         --------  -----  -----    --------    -----    ---------     ------       ------     -------
Policy transactions
 (notes 3, 4 and 5):
 Policy purchase pay-
  ments                   462,867  1,683  2,214     423,813      767      706,336      6,855        5,510      41,540
 Policy withdrawals and
  charges                 (10,943)  (260)  (426)   (176,099)    (321)    (150,168)    (2,139)      (1,115)    (11,971)
                         --------  -----  -----    --------    -----    ---------     ------       ------     -------
Increase in net assets
 from policy
 transactions             451,924  1,423  1,788     247,714      446      556,168      4,716        4,395      29,569
                         --------  -----  -----    --------    -----    ---------     ------       ------     -------
Increase in net assets    493,463  1,730  1,970     268,468      596    1,017,658      8,566        5,176      35,229
Net assets at the
 beginning of year         13,605  2,693  3,026       6,665    1,493    1,271,205     11,508        5,736      53,495
                         --------  -----  -----    --------    -----    ---------     ------       ------     -------
Net assets at the end
 of year                 $507,068  4,423  4,996     275,133    2,089    2,288,863     20,074       10,912      88,724
                         ========  =====  =====    ========    =====    =========     ======       ======     =======


                See accompanying notes to financial statements.

 Minnesota Life Variable Universal Life Account
                      Statements of Changes in Net Assets

                          Year Ended December 31, 1997

                                                  Segregated Sub-Accounts
                         ----------------------------------------------------------------------------
                          Maturing   Maturing   Maturing   Maturing
                         Government Government Government Government
                            Bond       Bond       Bond       Bond    Value   Contra-   High   Equity-
                            1998       2002       2006       2010    Stock    fund    Income  Income
                         ---------- ---------- ---------- ---------- ------  -------  ------  -------
Operations:
 Investment income--net    $   51        51         49         45       133      94    2,157     400
 Net realized gains on
  investments                   2         8         16         10     1,969     826      311   2,940
 Net change in
  unrealized
  appreciation or
  depreciation of
  investments                   5        25         65        125       386   7,142    3,238   6,007
                           ------     -----      -----      -----    ------  ------   ------  ------
Net increase in net
 assets resulting from
 operations                    58        84        130        180     2,488   8,062    5,706   9,347
                           ------     -----      -----      -----    ------  ------   ------  ------
Policy transactions
 (notes 3, 4 and 5):
 Policy purchase
  payments                    --        --         --          16    10,010   1,127    2,245   3,715
 Policy withdrawals and
  charges                     --        --         --         --     (1,724)    (66)    (120)   (523)
                           ------     -----      -----      -----    ------  ------   ------  ------
Increase in net assets
 from policy
 transactions                 --        --         --          16     8,286   1,061    2,125   3,192
                           ------     -----      -----      -----    ------  ------   ------  ------
Increase in net assets         58        84        130        196    10,774   9,123    7,831  12,539
Net assets at the
 beginning of year          1,044     1,059      1,079      1,098     8,451  33,831   31,965  32,229
                           ------     -----      -----      -----    ------  ------   ------  ------
Net assets at the end
 of period                 $1,102     1,143      1,209      1,294    19,225  42,954   39,796  44,768
                           ======     =====      =====      =====    ======  ======   ======  ======



                See accompanying notes to financial statements.

                   Minnesota Life Variable Universal Life Account
                      Statements of Changes in Net Assets

                          Year Ended December 31, 1996

                                                         Segregated Sub-Accounts
                         -------------------------------------------------------------------------------------------
                                         Money     Asset     Mortgage               Capital    International  Small
                         Growth   Bond   Market  Allocation Securities Index 500  Appreciation     Stock     Company
                         -------  -----  ------  ---------- ---------- ---------  ------------ ------------- -------
Operations:
 Investment income
  (loss)--net            $    22     99     97        94         73        5,009        (49)         100       (132)
 Net realized gains on
  investments                783     29    --        225          3       15,834        447          299      5,536
 Net change in
  unrealized
  appreciation or
  depreciation of
  investments                729    (40)   --        236         (9)     137,153      1,067          553     (2,764)
                         -------  -----  -----     -----      -----    ---------     ------       ------     ------
Net increase in net as-
 sets resulting from
 operations                1,534     88     97       555         67      157,996      1,465          952      2,640
                         -------  -----  -----     -----      -----    ---------     ------       ------     ------
Policy transactions
 (notes 3, 4 and 5):
 Policy purchase pay-
  ments                    7,575  1,269  2,582     3,774        485      698,664      6,147        3,141     13,908
 Policy withdrawals and
  charges                 (1,812)  (486)  (848)     (418)      (234)    (118,180)    (2,396)      (2,215)    (5,214)
                         -------  -----  -----     -----      -----    ---------     ------       ------     ------
Increase in net assets
 from policy transac-
 tions                     5,763    783  1,734     3,356        251      580,484      3,751          926      8,694
                         -------  -----  -----     -----      -----    ---------     ------       ------     ------
Increase in net assets     7,297    871  1,831     3,911        318      738,480      5,216        1,878     11,334
Net assets at the be-
 ginning of year           6,308  1,822  1,195     2,754      1,175      532,725      6,292        3,858     42,161
                         -------  -----  -----     -----      -----    ---------     ------       ------     ------
Net assets at the end
 of year                 $13,605  2,693  3,026     6,665      1,493    1,271,205     11,508        5,736     53,495
                         =======  =====  =====     =====      =====    =========     ======       ======     ======


                See accompanying notes to financial statements.

 Minnesota Life Variable Universal Life Account
                      Statements of Changes in Net Assets

                          Year Ended December 31, 1996

                                                      Segregated Sub-Accounts
                         ----------------------------------------------------------------------------------
                          Maturing   Maturing   Maturing   Maturing
                         Government Government Government Government
                            Bond       Bond       Bond       Bond    Value   Contra-     High     Equity-
                          1998 (a)   2002 (a)   2006 (a)   2010 (a)  Stock   fund (a) Income (a) Income (a)
                         ---------- ---------- ---------- ---------- ------  -------- ---------- ----------
Operations:
 Investment income
  (loss)--net              $   (3)       55         57         (3)       32      (87)      (87)       (85)
 Net realized gains on
  investments                 --        --         --         --        856        3         3          2
 Net change in
  unrealized apprecia-
  tion or depreciation
  of investments               47         4         22        101     1,007    3,528     2,144      1,988
                           ------     -----      -----      -----    ------   ------    ------     ------
Net increase in net as-
 sets resulting from
 operations                    44        59         79         98     1,895    3,444     2,060      1,905
                           ------     -----      -----      -----    ------   ------    ------     ------
Policy transactions
 (notes 3, 4 and 5):
 Policy purchase pay-
  ments                     1,000     1,000      1,000      1,000     4,143   30,393    29,905     30,336
 Policy withdrawals and
  charges                     --        --         --         --     (2,251)      (6)      --         (12)
                           ------     -----      -----      -----    ------   ------    ------     ------
Increase in net assets
 from policy transac-
 tions                      1,000     1,000      1,000      1,000     1,892   30,387    29,905     30,324
                           ------     -----      -----      -----    ------   ------    ------     ------
Increase in net assets      1,044     1,059      1,079      1,098     3,787   33,831    31,965     32,229
Net assets at the be-
 ginning of period            --        --         --         --      4,664      --        --         --
                           ------     -----      -----      -----    ------   ------    ------     ------
Net assets at the end
 of period                 $1,044     1,059      1,079      1,098     8,451   33,831    31,965     32,229
                           ======     =====      =====      =====    ======   ======    ======     ======

------
(a) Period from May 1, 1996, commencement of operations, to December 31, 1996.


                See accompanying notes to financial statements.

                                 Minnesota Life Variable Universal Life Account


Notes to Financial Statements
(1) Organization

The Minnesota Life Variable Universal Life Account (the Account), formerly Minnesota Mutual Variable Universal Life Account, was established on August 8, 1994 as a segregated asset account of Minnesota Life Insurance Company (Minnesota Life), formerly The Minnesota Mutual Life Insurance Company, under Minnesota law and is registered as a unit investment trust under the Investment Company Act of 1940 (as amended). The Account commenced operations on March 8, 1995. The Account currently has twenty-one segregated sub-accounts to which policy owners may allocate their purchase payments. The Account charges a mortality and expense risk charge which varies based on the group-sponsored insurance program under which the policy is issued. The financial statements presented herein include only the segregated sub-accounts where the mortality and expense risk charge amounts to .50 percent on an annual basis.
  The assets of each segregated sub-account are held for the exclusive benefit of the group-sponsored variable universal life insurance policy owners and are not chargeable with liabilities arising out of the business conducted by any other account or by Minnesota Life. Variable universal life policy owners allocate their purchase payments to one or more of the twenty-one segregated sub-accounts. Such payments are then invested in shares of Advantus Series Fund, Inc., Fidelity Variable Insurance Products Fund II or Fidelity Variable Insurance Products Fund (the Underlying Funds). Each of the Underlying Funds is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company.
  Payments allocated to the Growth, Bond, Money Market, Asset Allocation, Mortgage Securities, Index 500, Capital Appreciation, International Stock, Small Company, Maturing Government Bond 2002, Maturing Government Bond 2006, Maturing Government Bond 2010, Value Stock, Small Company Value, Global Bond, Index 400 Mid-Cap, Macro-Cap Value, Micro-Cap Growth, Contrafund, High Income and Equity-Income segregated sub-accounts are invested in shares of the Growth, Bond, Money Market, Asset Allocation, Mortgage Securities, Index 500, Capital Appreciation, International Stock, Small Company, Maturing Government Bond 2002, Maturing Government Bond 2006, Maturing Government Bond 2010, Value Stock, Small Company Value, Global Bond, Index 400 Mid-Cap, Macro-Cap Value and Micro-Cap Growth Portfolios of the Advantus Series Fund, Inc., Contrafund Portfolio of the Fidelity Variable Insurance Products Fund II and High Income and Equity-Income Portfolios of the Fidelity Variable Insurance Products Fund, respectively. The Maturing Government Bond 1998 Portfolio matured on September 18, 1998. Liquidation proceeds from the Maturing Government Bond 1998 sub-account were reinvested in another sub-account at the direction of the contract owner. If the contract owner did not direct the reinvestment, the proceeds were automatically reinvested in the Money Market sub-account.
  Ascend Financial Services, Inc. acts as the underwriter for the Account. Advantus Capital Management, Inc. acts as the investment adviser for the Advantus Series Fund, Inc. Ascend Financial Services, Inc. is a wholly-owned subsidiary of Advantus Capital Management, Inc. and Advantus Capital Management, Inc. is a wholly-owned subsidiary of Minnesota Life.

(2) Summary of Significant Accounting Policies

Use of Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Investments in Underlying Funds
Investments in shares of the Underlying Funds are stated at market value which is the net asset value per share as determined daily by each of the Underlying Funds. Investment transactions are accounted for on the date the shares are purchased or sold. The cost of investments sold is determined on the average cost method. All dividend distributions received from the Underlying Funds are reinvested in additional shares of the Underlying Funds and are recorded by the sub-accounts on the ex-dividend date.

 Minnesota Life Variable Universal Life Account

(2) Summary of Significant Accounting Policies (continued)

Federal Income Taxes
The Account is treated as part of Minnesota Life for federal income tax purposes. Under current interpretations of existing federal income tax law, no income taxes are payable on investment income or capital gain distributions received by the Account from the Underlying Funds.

(3) Mortality and Expense and Other Policy Charges

The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to .50 percent of the average daily net assets of the Account. This charge is an expense of the Account and is deducted daily from net assets of the Account.
  Policy purchase payments are reflected net of the following charges paid to Minnesota Life:

  A sales load of up to 5 percent is deducted from each premium payment. Total sales charges deducted from premium payments for the years ended December 31, 1998, 1997 and 1996 amounted to $62,873, $59,103 and $27,054, respectively.

  A premium tax charge in the amount of .75 to 3.50 percent is deducted from each premium payment. Premium taxes are paid to state and local governments. Total premium tax charges deducted from premium payments for the years ended December 31, 1998, 1997 and 1996 amounted to $46,958, $40,561 and $8,636, respectively.

  A federal tax charge of up to .25 percent for group-sponsored policies and up to 1.25 percent for an individual policy is deducted from each premium payment. The federal tax charge is paid to offset additional corporate federal income taxes incurred by Minnesota Life under the Omnibus Budget Reconciliation Act of 1990. Total federal tax charges for the years ended December 31, 1998, 1997 and 1996 amounted to $11,463, $13,345 and $2,330, respectively.

  In addition to deductions from premium payments, an administration charge, a partial surrender charge, a cost of insurance charge and a charge for additional benefits provided by rider, if any, are assessed from the actual cash value of each policy. These charges are paid by redeeming units of the Account held by the policy owner. The administration charge varies based upon the number of eligible members in a group-sponsored program and ranges from $1 to $4 per month. The partial surrender charge is to cover administrative costs incurred by Minnesota Life. The amount of the partial surrender charge is the lesser of $25 or two percent of the amount withdrawn.
  The cost of insurance charge varies with the amount of insurance, the insured's age, rate class of the insured and gender mix of the group-sponsored contract.

                                 Minnesota Life Variable Universal Life Account

(3) Mortality and Expense and Other Policy Charges (continued)

The total of cash value charges for the years ended December 31, 1998, 1997 and 1996 for each segregated sub-account (the years ended December 31, 1998 and 1997 and the period from May 1, 1996, commencement of operations, to December 31, 1996 for Maturing Government Bond 1998, Maturing Government Bond 2002, Maturing Government Bond 2006, Maturing Government Bond 2010, Contrafund, High Income and Equity-Income and the period from May 1, 1998, commencement of operations, to December 31, 1998 for Small Company Value, Global Bond, Index 400 Mid-Cap, Macro-Cap Value and Micro-Cap Growth) are as follows:

                                 1998     1997     1996
                               -------- -------- --------
Growth                         $ 40,949 $ 10,042 $  1,811
Bond                              4,248      262      145
Money Market                        137      426      847
Asset Allocation                 71,457   16,920      418
Mortgage Securities               6,313      321      235
Index 500                       216,911  123,551  105,767
Capital Appreciation              4,161    1,238      866
International Stock               9,357      957      375
Small Company                    15,317   11,647    4,492
Maturing Government Bond 1998       --       --       --
Maturing Government Bond 2002       --       --       --
Maturing Government Bond 2006       --       --       --
Maturing Government Bond 2010       218        1      --
Value Stock                      10,797    1,724      584
Small Company Value               4,286      --       --
Global Bond                         769      --       --
Index 400 Mid-Cap                 5,847      --       --
Macro-Cap Value                     975      --       --
Micro-Cap Growth                  1,705      --       --
Contrafund                        5,031       66       14
High Income                       2,774      116        1
Equity-Income                     5,003      523       18

 Minnesota Life Variable Universal Life Account

(4)Investment Transactions

The Account's purchases of Underlying Fund shares, including reinvestment of dividend distributions, were as follows during the years ended December 31, 1998, 1997 and 1996 (the years ended December 31, 1998 and 1997 and the period from May 1, 1996, commencement of operations, to December 31, 1996 for Maturing Government Bond 1998, Maturing Government Bond 2002, Maturing Government Bond 2006, Maturing Government Bond 2010, Contrafund, High Income and Equity-Income and the period from May 1, 1998, commencement of operations, to December 31, 1998 for Small Company Value, Global Bond, Index 400 Mid-Cap, Micro-Cap Value and Macro-Cap Growth):

                                 1998     1997     1996
                               -------- -------- --------
Growth                         $271,039 $466,978 $  8,337
Bond                             35,856    1,852    1,400
Money Market                      3,358    2,416    2,691
Asset Allocation                419,785  425,201    4,105
Mortgage Securities              61,106      873      565
Index 500                       986,421  747,224  712,449
Capital Appreciation             23,665    8,113    6,368
International Stock              61,747    5,867    3,407
Small Company                    46,415   41,541   19,149
Maturing Government Bond 1998        77       58    1,000
Maturing Government Bond 2002        75       64    1,058
Maturing Government Bond 2006        74       70    1,060
Maturing Government Bond 2010       713       76    1,000
Value Stock                      59,674   11,921    4,750
Small Company Value              23,799      --       --
Global Bond                       2,548      --       --
Index 400 Mid-Cap                41,733      --       --
Macro-Cap Value                   5,000      --       --
Micro-Cap Growth                 14,947      --       --
Contrafund                       30,805    2,256   30,393
High Income                      20,019    4,870   29,905
Equity-Income                    26,609    7,198   30,336

                                 Minnesota Life Variable Universal Life Account

(5) Unit Activity from Policy Transactions

Transactions in units for each segregated sub-account for the years ended December 31, 1998, 1997 and 1996 (the years ended December 31, 1998 and 1997 and the period from May 1, 1996, commencement of operations, to December 31, 1996 for Maturing Government Bond 1998, Maturing Government Bond 2002, Maturing Government Bond 2006, Maturing Government Bond 2010, Contrafund, High Income and Equity-Income and the period from May 1, 1998, commencement of operations, to December 31, 1998 for Small Company Value, Global Bond, Index 400 Mid-Cap, Macro-Cap Value and Micro-Cap Growth) were as follows:

                                       Segregated Sub-Accounts
                        --------------------------------------------------------
                                         Money     Asset     Mortgage
                        Growth    Bond   Market  Allocation Securities Index 500
                        -------  ------  ------  ---------- ---------- ---------
Units outstanding at
 December 31, 1995        5,717   1,708  1,163       2,487     1,116     457,639
  Policy purchase pay-
   ments                  6,491   1,528  2,587       3,275       474     544,469
  Deductions for policy
   withdrawals and
   charges               (1,625)   (774)  (928)       (386)     (237)    (99,914)
                        -------  ------  -----    --------    ------   ---------
Units outstanding at
 December 31, 1996       10,583   2,462  2,822       5,376     1,353     902,194
  Policy purchase pay-
   ments                335,871   1,499  2,028     309,527       673     435,584
  Deductions for policy
   withdrawals and
   charges              (49,355)   (242)  (397)   (127,460)     (283)   (105,793)
                        -------  ------  -----    --------    ------   ---------
Units outstanding at
 December 31, 1997      297,099   3,719  4,453     187,443     1,743   1,231,985
  Policy purchase pay-
   ments                 96,463  28,311  2,651     250,311    48,273     441,674
  Deductions for policy
   withdrawals and
   charges              (26,579) (4,497)  (195)   (244,928)   (5,738)   (135,365)
                        -------  ------  -----    --------    ------   ---------
Units outstanding at
 December 31, 1998      366,983  27,533  6,909     192,826    44,278   1,538,294
                        =======  ======  =====    ========    ======   =========

                                              Segregated Sub-Accounts
                        --------------------------------------------------------------------
                                                             Maturing   Maturing   Maturing
                          Capital    International  Small   Government Government Government
                        Appreciation     Stock     Company  Bond 1998  Bond 2002  Bond 2006
                        ------------ ------------- -------  ---------- ---------- ----------
Units outstanding at
 December 31, 1995          5,583        3,688      34,825       --        --         --
  Policy purchase
   payments                 5,652        3,760      11,903     1,000     1,000      1,000
  Deductions for policy
   withdrawals and
   charges                 (2,510)      (2,847)     (4,985)      --        --         --
                           ------       ------     -------    ------     -----      -----
Units outstanding at
 December 31, 1996          8,725        4,601      41,743     1,000     1,000      1,000
  Policy purchase pay-
   ments                    4,705        4,088      32,876       --        --         --
  Deductions for policy
   withdrawals and
   charges                 (1,504)        (832)    (10,074)      --        --         --
                           ------       ------     -------    ------     -----      -----
Units outstanding at
 December 31, 1997         11,926        7,857      64,545     1,000     1,000      1,000
  Policy purchase pay-
   ments                   12,007       44,437      35,516       --        --         --
  Deductions for policy
   withdrawals and
   charges                 (3,869)      (8,392)    (38,240)   (1,000)      --         --
                           ------       ------     -------    ------     -----      -----
Units outstanding at
 December 31, 1998         20,065       43,902      61,821       --      1,000      1,000
                           ======       ======     =======    ======     =====      =====

 Minnesota Life Variable Universal Life Account

(5) Unit Activity from Policy Transactions (continued)

                                       Segregated Sub-Accounts
                           --------------------------------------------------
                            Maturing             Small            Index
                           Government   Value   Company  Global    400
                           Bond 2010    Stock    Value    Bond   Mid-Cap
                           ---------- --------- -------  ------  -------
Units outstanding at De-
 cember 31, 1995                --      4,016      --       --      --
  Policy purchase payments    1,000     3,817      --       --      --
  Deductions for policy
   withdrawals and charges      --     (2,248)     --       --      --
                             ------    ------   ------   ------  ------
Units outstanding at
 December 31, 1996            1,000     5,585      --       --      --
  Policy purchase payments       12     5,958      --       --      --
  Deductions for policy
   withdrawals and charges      --     (1,007)     --       --      --
                             ------    ------   ------   ------  ------
Units outstanding at
 December 31, 1997            1,012    10,536      --       --      --
  Policy purchase payments      458    34,961   25,192    2,266  50,672
  Deductions for policy
   withdrawals and charges     (153)   (7,700)  (8,581)    (730) (8,943)
                             ------    ------   ------   ------  ------
Units outstanding at
 December 31, 1998            1,317    37,797   16,611    1,536  41,729
                             ======    ======   ======   ======  ======
                                       Segregated Sub-Accounts
                           --------------------------------------------------
                           Macro-Cap  Micro-Cap Contra-   High   Equity
                             Value     Growth    fund    Income  Income
                           ---------- --------- -------  ------  -------
Units outstanding at De-
 cember 31, 1995                --        --       --       --      --
  Policy purchase payments      --        --    30,375   29,957  30,325
  Deductions for policy
   withdrawals and charges      --        --       (14)      (1)    (19)
                             ------    ------   ------   ------  ------
Units outstanding at
 December 31, 1996              --        --    30,361   29,956  30,306
  Policy purchase payments      --        --       899    2,022   3,161
  Deductions for policy
   withdrawals and charges      --        --       (52)    (124)   (443)
                             ------    ------   ------   ------  ------
Units outstanding at
 December 31, 1997              --        --    31,208   31,854  33,024
  Policy purchase payments    5,016    16,249   19,012   12,031  15,666
  Deductions for policy
   withdrawals and charges   (1,906)   (4,229)  (4,342)  (4,464) (5,154)
                             ------    ------   ------   ------  ------
Units outstanding at
 December 31, 1998            3,110    12,020   45,878   39,421  43,536
                             ======    ======   ======   ======  ======

                                 Minnesota Life Variable Universal Life Account

(6) Financial Highlights

The following tables for each segregated sub-account show certain data for an accumulation unit outstanding during the years ended December 31, 1998, 1997 and 1996 and the period from March 8, 1995, commencement of operations, to December 31, 1995 (the years ended December 31, 1998 and 1997 and the period from May 1, 1996, commencement of operations, to December 31, 1996 for Maturing Government Bond 1998, Maturing Government Bond 2002, Maturing Government Bond 2006, Maturing Government Bond 2010, Contrafund, High Income and Equity Income and the period from May 1, 1998, commencement of operations, to December 31, 1998 for Small Company Value, Global Bond, Index 400 Mid-Cap, Micro-Cap Value and Micro-Cap Growth):

                                            Growth                  Bond
                                     ----------------------  --------------------
                                     1998  1997  1996  1995  1998 1997 1996  1995
                                     ----- ----  ----  ----  ---- ---- ----  ----
Unit value, beginning of period      $1.71 1.29  1.10  1.00  1.19 1.09 1.07  1.00
                                     ----- ----  ----  ----  ---- ---- ----  ----
Income from investment operations:
  Net investment income (loss)         .01 (.01)  --   (.01)  .02  .05  .05   --
  Net gains or losses on securities
   (both realized and unrealized)      .57  .43   .19   .11   .05  .05 (.03)  .07
                                     ----- ----  ----  ----  ---- ---- ----  ----
    Total from investment operations   .58  .42   .19   .10   .07  .10  .02   .07
                                     ----- ----  ----  ----  ---- ---- ----  ----
Unit value, end of period            $2.29 1.71  1.29  1.10  1.26 1.19 1.09  1.07
                                     ===== ====  ====  ====  ==== ==== ====  ====

                                         Money Market         Asset Allocation
                                     ----------------------  --------------------
                                     1998  1997  1996  1995  1998 1997 1996  1995
                                     ----- ----  ----  ----  ---- ---- ----  ----
Unit value, beginning of period      $1.12 1.07  1.03  1.00  1.47 1.24 1.11  1.00
                                     ----- ----  ----  ----  ---- ---- ----  ----
Income from investment operations:
  Net investment income (loss)         .05  .05   .04   .03   .02  --   .02   --
  Net gains or losses on securities
   (both realized and unrealized)      .00  --    --    --    .32  .23  .11   .11
                                     ----- ----  ----  ----  ---- ---- ----  ----
    Total from investment operations   .05  .05   .04   .03   .34  .23  .13   .11
                                     ----- ----  ----  ----  ---- ---- ----  ----
Unit value, end of period            $1.17 1.12  1.07  1.03  1.81 1.47 1.24  1.11
                                     ===== ====  ====  ====  ==== ==== ====  ====

                                     Mortgage Securities          Index 500
                                     ----------------------  --------------------
                                     1998  1997  1996  1995  1998 1997 1996  1995
                                     ----- ----  ----  ----  ---- ---- ----  ----
Unit value, beginning of period      $1.20 1.10  1.05  1.00  1.86 1.41 1.16  1.00
                                     ----- ----  ----  ----  ---- ---- ----  ----
Income from investment operations:
  Net investment income (loss)         --   .06   .06  (.01)  .01  .01  .01  (.01)
  Net gains or losses on securities
   (both realized and unrealized)      .07  .04  (.01)  .06   .49  .44  .24   .17
                                     ----- ----  ----  ----  ---- ---- ----  ----
    Total from investment operations   .07  .10   .05   .05   .50  .45  .25   .16
                                     ----- ----  ----  ----  ---- ---- ----  ----
Unit value, end of period            $1.27 1.20  1.10  1.05  2.36 1.86 1.41  1.16
                                     ===== ====  ====  ====  ==== ==== ====  ====

 Minnesota Life Variable Universal Life Account

(6) Financial Highlights (continued)

                          Capital Appreciation       International Stock
                          ----------------------- -----------------------------
                          1998   1997  1996  1995 1998   1997     1996   1995
                          -----  ----  ----  ---- ---- ---------  ------ ------
Unit value, beginning of
 period                   $1.68  1.32  1.13  1.00 1.39     1.25     1.05   1.00
                          -----  ----  ----  ---- ----  -------   ------ ------
Income from investment
 operations:
 Net investment income
  (loss)                   (.01) (.01) (.01)  --   --       .03      .02    --
 Net gains or losses on
  securities (both real-
  ized and unrealized)      .52   .37   .20   .13  .08      .11      .18    .05
                          -----  ----  ----  ---- ----  -------   ------ ------
   Total from investment
    operations              .51   .36   .19   .13  .08      .14      .20    .05
                          -----  ----  ----  ---- ----  -------   ------ ------
Unit value, end of pe-
 riod                     $2.19  1.68  1.32  1.13 1.47     1.39     1.25   1.05
                          =====  ====  ====  ==== ====  =======   ====== ======

                                                        Maturing Government
                             Small Company                   Bond 1998
                          -----------------------      ------------------------
                          1998   1997  1996  1995      1998 (a)   1997   1996
                          -----  ----  ----  ----      ---------  ------ ------
Unit value, beginning of
 period                   $1.37  1.28  1.21  1.00          1.10     1.04   1.00
                          -----  ----  ----  ----       -------   ------ ------
Income from investment
 operations:
 Net investment income
  (loss)                    --   (.01) (.01)  --           (.07)     .05   (.01)
 Net gains or losses on
  securities (both real-
  ized and unrealized)      .01   .10   .08   .21          (.01)     .01    .05
                          -----  ----  ----  ----       -------   ------ ------
   Total from investment
    operations              .01   .09   .07   .21          (.08)     .06    .04
                          -----  ----  ----  ----       -------   ------ ------
 Transfer to other sub-
  account due to liqui-
  dation                    --    --    --    --          (1.02)     --     --
                          -----  ----  ----  ----       -------   ------ ------
Unit value, end of pe-
 riod                     $1.38  1.37  1.28  1.21           --      1.10   1.04
                          =====  ====  ====  ====       =======   ====== ======

                           Maturing Government  Maturing Government  Maturing Government
                                Bond 2002            Bond 2006            Bond 2010
                          --------------------- -------------------- --------------------
                           1998    1997   1996   1998   1997   1996   1998   1997   1996
                          ------- ------ ------ ------ ------ ------ ------ ------ ------
Unit value, beginning of
 period                   $  1.14   1.06   1.00   1.21   1.08   1.00   1.29   1.10   1.00
                          ------- ------ ------ ------ ------ ------ ------ ------ ------
Income from investment
 operations:
 Net investment income
  (loss)                      .06    .05    .06    .06    .05    .06    .05    .05    --
 Net gains or losses on
  securities (both real-
  ized and unrealized)        .05    .03    --     .11    .08    .02    .12    .14    .10
                          ------- ------ ------ ------ ------ ------ ------ ------ ------
   Total from investment
    operations                .11    .08    .06    .17    .13    .08    .17    .19    .10
                          ------- ------ ------ ------ ------ ------ ------ ------ ------
Unit value, end of pe-
 riod                     $  1.25   1.14   1.06   1.38   1.21   1.08   1.46   1.29   1.10
                          ======= ====== ====== ====== ====== ====== ====== ====== ======

                                                Small
                                               Company   Global  Index 400 Macro-Cap Micro-Cap
                              Value Stock       Value     Bond    Mid-Cap    Value    Growth
                          -------------------- -------- -------- --------- --------- ---------
                          1998  1997 1996 1995 1998 (b) 1998 (b) 1998 (b)  1998 (b)  1998 (b)
                          ----- ---- ---- ---- -------- -------- --------- --------- ---------
Unit value, beginning of
 period                   $1.83 1.51 1.16 1.00   1.00     1.00     1.00      1.00      1.00
                          ----- ---- ---- ----   ----     ----     ----      ----      ----
Income from investment
 operations:
 Net investment income
  (loss)                    --   .02  .01  .01    --       --       .01       --        --
 Net gains or losses on
  securities (both real-
  ized and unrealized)      .02  .30  .34  .15   (.09)     .11      .04       .10       .02
                          ----- ---- ---- ----   ----     ----     ----      ----      ----
   Total from investment
    operations              .02  .32  .35  .16   (.10)     .11      .05       .10       .02
                          ----- ---- ---- ----   ----     ----     ----      ----      ----
Unit value, end of pe-
 riod                     $1.85 1.83 1.51 1.16    .90     1.11     1.05      1.10      1.02
                          ===== ==== ==== ====   ====     ====     ====      ====      ====

                                   Contrafund      High Income    Equity-Income
                                 ---------------  --------------- --------------
                                 1998  1997 1996  1998  1997 1996 1998 1997 1996
                                 ----- ---- ----  ----  ---- ---- ---- ---- ----
Unit value, beginning of period  $1.38 1.11 1.00  1.25  1.07 1.00 1.36 1.06 1.00
                                 ----- ---- ----  ----  ---- ---- ---- ---- ----
Income from investment opera-
 tions:
 Net investment income (loss)      --   --  (.01)  --    .07  --   --   .01  --
 Net gains or losses on securi-
  ties (both realized and
  unrealized)                      .40  .26  .12  (.05)  .11  .07  .15  .29  .06
                                 ----- ---- ----  ----  ---- ---- ---- ---- ----
   Total from investment opera-
    tions                          .40  .26  .11  (.06)  .18  .07  .15  .30  .06
                                 ----- ---- ----  ----  ---- ---- ---- ---- ----
Unit value, end of period        $1.78 1.38 1.11  1.19  1.25 1.07 1.51 1.36 1.06
                                 ===== ==== ====  ====  ==== ==== ==== ==== ====

-------
(a) For the period from January 1, 1998, to September 18, 1998, termination of the sub-account.
(b)For the period from May 1, 1998, commencement of operations, to December 31, 1998.

                                                   Independent Auditors' Report
The Board of Trustees of Minnesota Life Insurance Company and Policy Owners of Minnesota Life Variable Universal Life Account:

  We have audited the accompanying statements of assets and liabilities of the Money Market and Index 500 Segregated Sub-Accounts of Minnesota Life Variable Universal Life Account (the Account), formerly Minnesota Mutual Variable Universal Life Account, as of December 31, 1998 and the related statements of operations, statements of changes in net assets and the financial highlights for the periods presented. These financial statements and the financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audit.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investments owned at December 31, 1998 were verified by examination of the underlying portfolios of the Advantus Series Fund, Inc. An audit also includes assessing the accounting principles used and significant estimates made by management as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Money Market and Index 500 Segregated Sub-Accounts of Minnesota Life Variable Universal Life Account at December 31, 1998 and the results of their operations, changes in their net assets and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                      KPMG Peat Marwick LLP

Minneapolis, Minnesota
February 26, 1999

 Minnesota Life Variable Universal Life Account

                      Statements of Assets and Liabilities

                               December 31, 1998

                                                            Segregated Sub-
                                                               Accounts
                                                         ---------------------
                                                            Money      Index
                                                           Market       500
                                                         ----------- ---------
                         Assets
Investments in shares of Advantus Series Fund, Inc.:
  Money Market Portfolio, 43,160,311 shares at net asset
   value of
   $1.00 per share (cost $43,160,311)                    $43,160,311       --
  Index 500 Portfolio, 394,994 shares at net asset value
   of
   $3.91 per share (cost $1,131,630)                             --  1,544,399
                                                         ----------- ---------
                                                          43,160,311 1,544,399
Receivable from Minnesota Life for policy purchase pay-
 ments                                                         4,882       --
Receivable from Advantus Series Funds, Inc. for invest-
 ments sold                                                   27,521     4,687
                                                         ----------- ---------
    Total assets                                          43,192,714 1,549,086
                                                         ----------- ---------
                      Liabilities
Payable to Advantus Series Funds, Inc. for investments
 purchased                                                     4,882       --
Payable to Minnesota Life for policy terminations and
 mortality and expense charges                                27,521     4,687
                                                         ----------- ---------
    Total liabilities                                         32,403     4,687
                                                         ----------- ---------
NET ASSETS APPLICABLE TO POLICY HOLDERS                  $43,160,311 1,544,399
                                                         =========== =========
UNITS OUTSTANDING                                         41,948,958 1,029,398
                                                         =========== =========
NET ASSET VALUE PER UNIT                                 $      1.03      1.50
                                                         =========== =========



                See accompanying notes to financial statements.

                                 Minnesota Life Variable Universal Life Account

                            Statements of Operations

                          Year Ended December 31, 1998

                                                         Segregated Sub-
                                                             Accounts
                                                      ----------------------
                                                        Money
                                                      Market (a)  Index 500
                                                      ---------- -----------
Investment income:
  Investment income distributions from underlying mu-
   tual fund (note 4)                                  $244,027      316,285
  Mortality and expense charges (note 3)                    --           --
                                                       --------  -----------
    Investment income--net                              244,027      316,285
                                                       --------  -----------
Realized and unrealized gains on investments--net:
  Realized gain distributions from underlying mutual
   fund (note 4)                                            --       198,252
                                                       --------  -----------
  Realized gains on sales of investments:
    Proceeds from sales                                 129,618   39,015,646
    Cost of investments sold                           (129,618) (30,557,278)
                                                       --------  -----------
                                                            --     8,458,368
                                                       --------  -----------
    Net realized gains on investments                       --     8,656,620
                                                       --------  -----------
  Net change in unrealized appreciation or deprecia-
   tion of investments                                      --    (2,478,153)
                                                       --------  -----------
    Net gains on investments                                --     6,178,467
                                                       --------  -----------
Net increase in net assets resulting from operations   $244,027    6,494,752
                                                       ========  ===========

-------
(a) For the period from May 28, 1998, commencement of operations, to December 31, 1998.


                See accompanying notes to financial statements.

 Minnesota Life Variable Universal Life Account

                            Statements of Operations

  Period from June 24, 1997, commencement of operations, to December 31, 1997

                                                               Segregated
                                                                  Sub-
                                                                Account
                                                               ----------
                                                               Index 500
                                                               ----------
Realized and unrealized gains on investments--net:
  Realized gains on sales of investments:
    Proceeds from sales                                        $   86,205
    Cost of investments sold                                      (81,970)
                                                               ----------
    Net realized gains on investments                               4,235
                                                               ----------
  Net change in unrealized appreciation or depreciation of in-
   vestments                                                    2,890,922
                                                               ----------
    Net gains on investments                                    2,895,157
                                                               ----------
Net increase in net assets resulting from operations           $2,895,157
                                                               ==========



                See accompanying notes to financial statements.

                                 Minnesota Life Variable Universal Life Account

                      Statements of Changes in Net Assets

                          Year Ended December 31, 1998

                                                      Segregated Sub-Accounts
                                                      ------------------------
                                                         Money
                                                      Market (a)    Index 500
                                                      -----------  -----------
Operations:
  Investment income--net                              $   244,027      316,285
  Net realized gains on investments                           --     8,656,620
  Net change in unrealized appreciation or deprecia-
   tion of investments                                        --    (2,478,153)
                                                      -----------  -----------
Net increase in net assets resulting from operations      244,027    6,494,752
                                                      -----------  -----------
Policy transactions (notes 3, 4 and 5):
  Policy purchase payments                             43,045,902    1,414,567
  Policy withdrawals and charges                         (129,618) (39,015,646)
                                                      -----------  -----------
Increase in net assets from policy transactions        42,916,284  (37,601,079)
                                                      -----------  -----------
Increase in net assets                                 43,160,311  (31,106,327)
Net assets at the beginning of the year                       --    32,650,726
                                                      -----------  -----------
Net assets at the end of year                         $43,160,311    1,544,399
                                                      ===========  ===========

-------
(a) For the period from May 28, 1998, commencement of operations, to December 31, 1998.


                See accompanying notes to financial statements.

 Minnesota Life Variable Universal Life Account

                      Statements of Changes in Net Assets

  Period from June 24, 1997, commencement of operations, to December 31, 1997

                                                                   Segregated
                                                                   Sub-Account
                                                                   -----------
                                                                    Index 500
                                                                   -----------
Operations:
  Net realized gains on investments                                $     4,235
  Net change in unrealized appreciation or depreciation of invest-
   ments                                                             2,890,922
                                                                   -----------
Net increase in net assets resulting from operations                 2,895,157
                                                                   -----------
Policy transactions (notes 3, 4 and 5):
  Policy purchase payments                                          29,841,774
  Policy withdrawals and charges                                       (86,205)
                                                                   -----------
Increase in net assets from policy transactions                     29,755,569
                                                                   -----------
Increase in net assets                                              32,650,726
Net assets at the beginning of period                                      --
                                                                   -----------
Net assets at the end of period                                    $32,650,726
                                                                   ===========



                See accompanying notes to financial statements.

                                 Minnesota Life Variable Universal Life Account


Notes to Financial Statements
(1) Organization

Minnesota Life Variable Universal Life Account (the Account), formerly the Minnesota Mutual Variable Universal Life Account, was established on August 8, 1994 as a segregated asset account of Minnesota Life Insurance Company (Minnesota Life), formerly The Minnesota Life Insurance Company, under Minnesota law and is registered as a unit investment trust under the Investment Company Act of 1940 (as amended). The Account commenced operations on March 8, 1995, however, no purchase payments were allocated to the segregated sub-accounts presented in these financial statements until 1997. The Account currently has twenty-one segregated sub-accounts to which policy owners may allocate their purchase payments. The Account charges a mortality and expense risk charge which varies based on the group-sponsored insurance program under which the policy is issued. The financial statements presented herein include only the segregated sub-accounts where there is no mortality and expense risk charge.
  The assets of each segregated sub-account are held for the exclusive benefit of the group-sponsored variable universal life insurance policy owners and are not chargeable with liabilities arising out of the business conducted by any other account or by Minnesota Life. Variable universal life policy owners allocate their purchase payments to one or more of the seventeen segregated sub-accounts. Such payments are then invested in shares of Advantus Series Fund, Inc., Fidelity Variable Insurance Products Fund II or Fidelity Variable Insurance Products Fund (the Underlying Funds). Each of the Underlying Funds is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company.
  Payments allocated to the Growth, Bond, Money Market, Asset Allocation, Mortgage Securities, Index 500, Capital Appreciation, International Stock, Small Company, Maturing Government Bond 2002, Maturing Government Bond 2006, Maturing Government Bond 2010, Value Stock, Small Company Value, Global Bond, Index 400 Mid-Cap, Macro-Cap Value, Micro-Cap Growth, Contrafund, High Income and Equity-Income segregated sub-accounts are invested in shares of the Growth, Bond, Money Market, Asset Allocation, Mortgage Securities, Index 500, Capital Appreciation, International Stock, Small Company, Maturing Government Bond 2002, Maturing Government Bond 2006, Maturing Government Bond 2010, Value Stock, Small Company Value, Global Bond, Index 400 Mid-Cap, Macro-Cap Value and Micro-Cap Growth Portfolios of the Advantus Series Fund, Inc., Contrafund Portfolio of the Fidelity Variable Insurance Products Fund II and High Income and Equity-Income Portfolios of the Fidelity Variable Insurance Products Fund, respectively. As of December 31, 1998, no policy purchase payments have been allocated to the Growth, Bond, Asset Allocation, Mortgage Securities, Capital Appreciation, International Stock, Small Company, Maturing Government Bond 2002, Maturing Government Bond 2006, Maturing Government Bond 2010, Value Stock, Small Company Value, Global Bond, Index 400 Mid-Cap, Macro-Cap Value, Macro-Cap Growth, Contrafund, High Income and Equity-Income segregated sub-accounts.
  Ascend Financial Services, Inc. acts as the underwriter for the Account. Advantus Capital Management, Inc. acts as the investment adviser for the Advantus Series Fund, Inc. Ascend Financial Services, Inc. is a wholly-owned subsidiary of Advantus Capital Management, Inc. and Advantus Capital Management, Inc. is a wholly-owned subsidiary of Minnesota Life.

(2) Summary of Significant Accounting Policies

Use of Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts the financial statements.
Actual results could differ from those estimates.

 Minnesota Life Variable Universal Life Account

(2) Summary of Significant Accounting Policies--Continued

Investments in Underlying Funds
Investments in shares of the Underlying Funds are stated at market value which is the net asset value per share as determined daily by each of the Underlying Funds. Investment transactions are accounted for on the date the shares are purchased or sold. The cost of investments sold is determined on the average cost method. All dividend distributions received from the Underlying Funds are reinvested in additional shares of the Underlying Funds and are recorded by the sub-accounts on the ex-dividend date.

Federal Income Taxes
The Account is treated as part of Minnesota Life for federal income tax purposes. Under current interpretations of existing federal income tax law, no income taxes are payable on investment income or capital gain distributions received by the Account from the Underlying Funds.

(3) Policy Charges

Policy purchase payments are reflected net of the following charges paid to Minnesota Life:

  A premium tax charge in the amount of .75 to 3.50 percent is deducted from each premium payment. Premium taxes are paid to state and local governments. Total premium tax charges deducted from premium payments for the year ended December 31, 1998 and for the period from June 24, 1997, commencement of operations, to December 31, 1997 amounted to $116,661 and $612,208, respectively.

  A federal tax charge of up to .25 percent for group-sponsored policies and up to 1.25 percent for an individual policy is deducted from each premium payment. The federal tax charge is paid to offset additional corporate federal income taxes incurred by Minnesota Life under the Omnibus Budget Reconciliation Act of 1990. Total federal tax charges for the year ended December 31, 1998 and for the period from June 24, 1997, commencement of operations, to December 31, 1997 amounted to $72,913 and $382,630, respectively.

  In addition to deductions from premium payments, an administration charge, a partial surrender charge, a cost of insurance charge and a charge for additional benefits provided by rider, if any, are assessed from the actual cash value of each policy. These charges are paid by redeeming units of the Account held by the policy owner. The administration charge varies based upon the number of eligible members in a group-sponsored program and ranges from $1 to $4 per month. The partial surrender charge is to cover administrative costs incurred by Minnesota Life. The amount of the partial surrender charge is the lesser of $25 or 2 percent of the amount withdrawn.
  The cost of insurance charge varies with the amount of insurance, the insured's age, rate class of the insured and gender mix of the group-sponsored contract.
  The total of cash value charges for the year ended December 31, 1998 and for the period from June 24, 1997, commencement of operations, to December 31, 1997 for the segregated sub-accounts amounted to $322,974 and $86,194, respectively.

(4) Investment Transactions

The Account's purchases of Underlying Fund shares, including reinvestment of dividend distributions were as follows during the periods ended December 31, 1998 and 1997:

                           1998        1997
                        ----------- ----------
Index 500 Portfolio     $ 1,929,104 29,841,774
Money Market Portfolio   43,289,929        --

                                 Minnesota Life Variable Universal Life Account

(5) Unit Activity from Policy Transactions

Transactions in units for the Money Market and Index 500 segregated sub-accounts for the periods ended December 31, 1998 and for the period from June 24, 1997, commencement of operations, to December 31, 1997 were as follows:

                                                 Money
                                                 Market     Index 500
                                               ----------  -----------
Units outstanding December 31, 1996                   --           --
Policy purchase payments                              --    29,932,879
Deductions for policy withdrawals and charges         --    (2,102,892)
                                               ----------  -----------
Units outstanding December 31, 1997                   --    27,829,987
Policy purchase payments                       42,064,010    1,011,961
Deductions for policy withdrawals and charges    (115,052) (27,812,550)
                                               ----------  -----------
Units outstanding December 31, 1998            41,948,958    1,029,398
                                               ==========  ===========

(6) Financial Highlights

The following table for each segregated sub-account show certain data for an accumulation unit outstanding.

                                                   Money Market   Index 500
                                                   ------------ -------------
                                                     1998 (a)   1998 1997 (b)
                                                   ------------ ---- --------
Unit value, beginning of period                       $1.00     1.17   1.00
                                                      -----     ----   ----
Income from investment operations:
  Net investment income (loss)                          .03      .01    --
  Net gains or losses on securities (both realized
   and unrealized)                                      --       .32    .17
                                                      -----     ----   ----
    Total from investment operations                    .03      .33    .17
                                                      -----     ----   ----
Unit value, end of period                             $1.03     1.50   1.17
                                                      =====     ====   ====

-------
(a) For the period from May 28, 1998, commencement of operations, to December 31, 1998.
(b) For the period from June 24, 1997, commencement of operations, to December 31, 1997.

 Independent Auditors' Report
The Board of Trustees of Minnesota Life Insurance Company and Policy Owners of Minnesota Life Variable Universal Life Account:

  We have audited the accompanying statements of assets and liabilities of the Growth, Bond, Money Market, Asset Allocation, Mortgage Securities, Index 500, Capital Appreciation, International Stock, Small Company, Maturing Government Bond 2002, Maturing Government Bond 2010, Value Stock, Small Company Value, Global Bond, Index 400 Mid-Cap, Micro-Cap Growth, Contrafund, High Income and Equity-Income Segregated Sub-Accounts of Minnesota Life Variable Universal Life Account (the Account), formerly Minnesota Mutual Variable Universal Life Account, as of December 31, 1998 and the related statements of operations, statements of changes in net assets and financial highlights for the periods presented. These financial statements and the financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audit.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investments owned at December 31, 1998 were confirmed to us by the respective Sub-Account mutual fund group, or, for Advantus Series Fund, Inc. verified by examination of the underlying portfolios. An audit also includes assessing the accounting principles used and significant estimates made by management as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Growth, Bond, Money Market, Asset Allocation, Mortgage Securities, Index 500, Capital Appreciation, International Stock, Small Company, Maturing Government Bond 2002, Maturing Government Bond 2010, Value Stock, Small Company Value, Global Bond, Index 400 Mid-Cap, Micro-Cap Growth, Contrafund, High Income and Equity-Income Segregated Sub-Accounts of Minnesota Life Variable Universal Life Account at December 31, 1998 and the results of their operations, changes in their net assets and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                      KPMG Peat Marwick LLP

Minneapolis, Minnesota
February 26, 1999

                   Minnesota Life Variable Universal Life Account
                      Statements of Assets and Liabilities

                               December 31, 1998

                                               Segregated Sub-Accounts
                          ------------------------------------------------------------------
                                           Money    Asset     Mortgage   Index    Capital
         Assets            Growth   Bond  Market  Allocation Securities   500   Appreciation
         ------           -------- ------ ------- ---------- ---------- ------- ------------
Investments in shares of
 Advantus Series Fund,
 Inc.:
 Growth Portfolio,
  83,975 shares at net
  asset value of $2.74
  per share (cost
  $191,898)               $229,916    --      --       --        --         --        --
 Bond Portfolio, 64,615
  shares at net asset
  value of $1.31 per
  share (cost $83,251)         --  84,504     --       --        --         --        --
 Money Market Portfolio,
  281,289 shares at net
  asset value of $1.00
  per share (cost
  $281,289)                    --     --  281,289      --        --         --        --
 Asset Allocation Port-
  folio, 73,013 shares
  at net asset value of
  $2.28 per share (cost
  $144,772)                    --     --      --   166,386       --         --        --
 Mortgage Securities
  Portfolio, 2,289
  shares at net asset
  value of $1.22 per
  share (cost $2,741)          --     --      --       --      2,787        --        --
 Index 500 Portfolio,
  155,669 shares at net
  asset value of $3.91
  per share (cost
  $462,574)                    --     --      --       --        --     608,655       --
 Capital Appreciation
  Portfolio, 35,609
  shares at net asset
  value of $3.54 per
  share (cost $98,863)         --     --      --       --        --         --    125,925
                          -------- ------ -------  -------     -----    -------   -------
                           229,916 84,504 281,289  166,386     2,787    608,655   125,925
Receivable from Minne-
 sota Life for policy
 purchase payments           1,751    790     302    1,665       567     14,755     1,007
Receivable for invest-
 ments sold                  1,156    194   2,677      453        41      2,547       767
                          -------- ------ -------  -------     -----    -------   -------
   Total assets            232,823 85,488 284,268  168,504     3,395    625,957   127,699
                          -------- ------ -------  -------     -----    -------   -------
      Liabilities
      -----------
Payable for investments
 purchased                   1,751    790     302    1,665       567     14,755     1,007
Payable to Minnesota
 Life for policy termi-
 nations and mortality
 and expense charges         1,156    194   2,677      453        41      2,547       767
                          -------- ------ -------  -------     -----    -------   -------
   Total liabilities         2,907    984   2,979    2,118       608     17,302     1,774
                          -------- ------ -------  -------     -----    -------   -------
NET ASSETS APPLICABLE TO
 POLICY OWNERS            $229,916 84,504 281,289  166,386     2,787    608,655   125,925
                          ======== ====== =======  =======     =====    =======   =======
UNITS OUTSTANDING          130,186 72,918 257,062  114,829     2,405    375,754    76,078
                          ======== ====== =======  =======     =====    =======   =======
NET ASSET VALUE PER UNIT  $   1.77   1.16    1.09     1.45      1.16       1.62      1.66
                          ======== ====== =======  =======     =====    =======   =======


                See accompanying notes to financial statements.

 Minnesota Life Variable Universal Life Account
                      Statements of Assets and Liabilities

                               December 31, 1998

                                           Segregated Sub-Accounts
                          ----------------------------------------------------------
                                                 Maturing   Maturing          Small
                          International  Small  Government Government Value  Company
         Assets               Stock     Company Bond 2002  Bond 2010  Stock   Value
         ------           ------------- ------- ---------- ---------- ------ -------
Investments in shares of
 Advantus Series Fund,
 Inc.:
 International Stock
  Portfolio, 66,833
  shares at net asset
  value of $1.73 per
  share (cost $114,142)     $115,606        --      --         --        --     --
 Small Company Portfo-
  lio, 88,316 shares at
  net asset value of
  $1.68 per share (cost
  $137,391)                      --     147,955     --         --        --     --
 Maturing Government
  Bond 2002 Portfolio, 6
  shares at net asset
  value of $1.11 per
  share (cost $6)                --         --        6        --        --     --
 Maturing Government
  Bond 2010 Portfolio,
  1,133 shares at net
  asset value of $1.41
  per share (cost
  $1,508)                        --         --      --       1,598       --     --
 Value Stock Portfolio,
  38,439 shares at net
  asset value of $1.76
  per share (cost
  $67,747)                       --         --      --         --     67,635    --
 Small Company Value
  Portfolio, 6,213
  shares at net asset
  value of $0.95 per
  share (cost $6,241)            --         --      --         --        --   5,892
                            --------    -------    ----      -----    ------  -----
                             115,606    147,955       6      1,598    67,635  5,892
Receivable from Minne-
 sota Life for policy
 purchase payments             1,357      1,374     --           7     1,204    112
Receivable for invest-
 ments sold                      315        452     --           3       695     31
                            --------    -------    ----      -----    ------  -----
   Total assets              117,278    149,781       6      1,608    69,534  6,035
                            --------    -------    ----      -----    ------  -----
       Liabilities
       -----------
Payable for investments
 purchased                     1,357      1,374     --           7     1,204    112
Payable to Minnesota
 Life for policy termi-
 nations and mortality
   and expense charges           315        452     --           3       695     31
                            --------    -------    ----      -----    ------  -----
   Total liabilities           1,672      1,826     --          10     1,899    143
                            --------    -------    ----      -----    ------  -----
NET ASSETS APPLICABLE TO
 POLICY OWNERS              $115,606    147,955       6      1,598    67,635  5,892
                            ========    =======    ====      =====    ======  =====
UNITS OUTSTANDING             98,078    134,879       5      1,433    57,226  6,152
                            ========    =======    ====      =====    ======  =====
NET ASSET VALUE PER UNIT    $   1.18       1.10    1.20       1.12      1.18   0.96
                            ========    =======    ====      =====    ======  =====


                See accompanying notes to financial statements.

                   Minnesota Life Variable Universal Life Account
                      Statements of Assets and Liabilities

                               December 31, 1998

                                              Segregated Sub-Accounts
                                    -------------------------------------------
                                           Index-
                                            400   Micro-
                                    Global  Mid-   Cap   Contra-  High  Equity-
              Assets                 Bond   Cap   Growth  fund   Income Income
              ------                ------ ------ ------ ------- ------ -------
Investments in shares of Advantus
 Series Fund, Inc.:
 Global Bond Portfolio, 219 shares
  at net asset value of $1.05 per
  share (cost $230)                  $230     --     --      --     --      --
 Index--400 Mid-Cap Portfolio,
  21,380 shares at net asset value
  of $1.15 per share (cost
  $22,560)                            --   24,574    --      --     --      --
 Micro-Cap Growth Portfolio,
  24,303 shares at net asset value
  of $1.01 per share (cost
  $22,739)                            --      --  24,513     --     --      --
Investments in shares of Fidelity
 Variable Insurance Products Fund
 II:
 Contrafund Portfolio, 7,779
  shares at net asset value of
  $24.44 per share (cost $145,260)    --      --     --  190,116    --      --
Investments in shares of Fidelity
 Variable Insurance Products Fund:
 High Income Portfolio, 2,923
  shares at net asset value of
  $11.53 per share (cost $36,376)     --      --     --      --  33,705     --
 Equity-Income Portfolio, 10,280
  shares at net asset value of
  $25.42 per share ($236,347)         --      --     --      --     --  261,333
                                    -----  ------ ------ ------- ------ -------
                                      230  24,574 24,513 190,116 33,705 261,333
Receivable from Minnesota Life for
 policy purchase payments              37     219    388   2,273    522   2,967
Receivable for investments sold        34     159    123     557    387   1,003
                                    -----  ------ ------ ------- ------ -------
   Total assets                       301  24,952 25,024 192,946 34,614 265,303
                                    -----  ------ ------ ------- ------ -------
            Liabilities
            -----------
Payable for investments purchased      37     219    388   2,283    522   2,967
Payable to Minnesota Life for pol-
 icy terminations and mortality
 and expense charges                   34     159    123     557    387   1,003
                                    -----  ------ ------ ------- ------ -------
   Total liabilities                   71     378    511   2,830    909   3,970
                                    -----  ------ ------ ------- ------ -------
NET ASSETS APPLICABLE TO POLICY
 OWNERS                             $ 230  24,574 24,513 190,116 33,705 261,133
                                    =====  ====== ====== ======= ====== =======
UNITS OUTSTANDING                     201  20,595 22,912 121,035 30,421 188,227
                                    =====  ====== ====== ======= ====== =======
NET ASSET VALUE PER UNIT            $1.14    1.19   1.07    1.57   1.11    1.39
                                    =====  ====== ====== ======= ====== =======


                See accompanying notes to financial statements.

 Minnesota Life Variable Universal Life Account
                            Statements of Operations

                          Year Ended December 31, 1998

                                                    Segregated Sub-Accounts
                          -------------------------------------------------------------------------------
                                             Money      Asset     Mortgage   Index     Capital
                          Growth    Bond     Market   Allocation Securities   500    Appreciation
                          -------  -------  --------  ---------- ---------- -------  ------------
Investment income
 (loss):
 Investment income dis-
  tributions from un-
  derlying mutual fund
  (note 4)                $ 1,479    4,548    10,185     2,999        713     3,620        --
 Mortality and expense
  charges (note 3)           (471)    (209)     (530)     (377)       (27)   (1,252)      (392)
                          -------  -------  --------   -------    -------   -------    -------
   Investment income
    (loss)--net             1,008    4,339     9,655     2,622        686     2,368       (392)
                          -------  -------  --------   -------    -------   -------    -------
Realized and unrealized
 gains (losses) on in-
 vestments--net:
 Realized gain distri-
  butions from under-
  lying mutual fund
  (note 4)                 23,525      958       --      7,621        --      2,269      7,915
                          -------  -------  --------   -------    -------   -------    -------
 Realized gains on
  sales of investments:
   Proceeds from sales     34,433   17,105   102,881    32,223     14,569    79,368     82,966
   Cost of investments
    sold                  (32,367) (17,107) (102,881)  (30,792)   (14,150)  (64,334)   (86,999)
                          -------  -------  --------   -------    -------   -------    -------
                            2,066       (2)      --      1,431        419    15,034     (4,033)
                          -------  -------  --------   -------    -------   -------    -------
   Net realized gains on
    investments            25,591      956       --      9,052        419    17,303      3,882
                          -------  -------  --------   -------    -------   -------    -------
 Net change in
  unrealized apprecia-
  tion or depreciation
  of investments           29,302     (666)      --     17,168       (266)   97,951     16,348
                          -------  -------  --------   -------    -------   -------    -------
   Net gains on invest-
    ments                  54,893      290       --     26,220        153   115,254     20,230
                          -------  -------  --------   -------    -------   -------    -------
Net increase in net as-
 sets resulting from op-
 erations                 $55,901    4,629     9,655    28,842        839   117,622     19,838
                          =======  =======  ========   =======    =======   =======    =======


                See accompanying notes to financial statements.

                   Minnesota Life Variable Universal Life Account
                            Statements of Operations

                          Year Ended December 31, 1998

                                             Segregated Sub-Accounts
                          ---------------------------------------------------------------
                                                  Maturing   Maturing
                                                 Government Government            Small
                          International  Small      Bond       Bond     Value    Company
                              Stock     Company     2002     2010 (a)   Stock   Value (a)
                          ------------- -------  ---------- ---------- -------  ---------
Investment income
 (loss):
 Investment income
  distributions from
  underlying mutual
  fund (note 4)              $2,046        --         152       68         --        77
 Mortality and expense
  charges (note 3)             (211)      (307)       (54)      (3)       (144)     (11)
                             ------     ------    -------      ---     -------   ------
   Investment income
    (loss)--net               1,835       (307)        98       65        (144)      66
                             ------     ------    -------      ---     -------   ------
Realized and unrealized
 gains (losses) on in-
 vestments--net:
 Realized gain distri-
  butions from under-
  lying mutual fund
  (note 4)                    2,015        --          65        1         106      --
                             ------     ------    -------      ---     -------   ------
 Realized gains (loss-
  es) on sales of in-
  vestments:
   Proceeds from sales        9,873      8,013     24,529       44      36,105    1,465
   Cost of investments
    sold                     (9,353)    (7,461)   (21,604)     (43)    (36,216)  (1,451)
                             ------     ------    -------      ---     -------   ------
                                520        552      2,925        1        (111)      14
                             ------     ------    -------      ---     -------   ------
   Net realized gains
    (losses) on invest-
    ments                     2,535        552      2,990        2          (5)      14
                             ------     ------    -------      ---     -------   ------
 Net change in
  unrealized
  appreciation or
  depreciation of
  investments                (1,064)       561       (900)      90       3,143     (349)
                             ------     ------    -------      ---     -------   ------
   Net gains (losses) on
    investments               1,471      1,113      2,090       92       3,138     (335)
                             ------     ------    -------      ---     -------   ------
Net increase (decrease)
 in net assets resulting
 from operations             $3,306        806      2,188      157       2,994     (269)
                             ======     ======    =======      ===     =======   ======

------
(a) Period from January 22, 1998, commencement of operations, to December 31, 1998.


                See accompanying notes to financial statements.

 Minnesota Life Variable Universal Life Account
                            Statements of Operations

                          Year Ended December 31, 1998

                                        Segregated Sub-Accounts
                          -------------------------------------------------------
                                   Index-
                                     400
                           Global   Mid-    Micro-Cap  Contra-   High    Equity-
                          Bond (a) Cap (a)  Growth (a)  fund    Income    Income
                          -------- -------  ---------- -------  -------  --------
Investment income:
 Investment income
  distributions from
  underlying mutual
  fund (note 4)            $   54      159       --        753    2,086     3,232
 Mortality and expense
  charges (note 3)            (13)     (47)      --       (474)     (22)   (1,272)
                           ------  -------    ------   -------  -------  --------
   Investment income--
    net                        41      112       --        279    2,064     1,960
                           ------  -------    ------   -------  -------  --------
Realized and unrealized
 gains (losses) on in-
 vestments--net:
 Realized gain distri-
  butions from under-
  lying mutual fund
  (note 4)                      6      433       --      5,519    1,334    11,459
                           ------  -------    ------   -------  -------  --------
 Realized gains (loss-
  es) on sales of in-
  vestments:
   Proceeds from sales      6,712   11,681     1,236    20,232   15,635    95,808
   Cost of investments
    sold                   (6,107) (10,381)   (1,282)  (17,309) (17,727) (101,707)
                           ------  -------    ------   -------  -------  --------
                              605    1,300       (46)    2,923   (2,092)   (5,899)
                           ------  -------    ------   -------  -------  --------
   Net realized gains
    (losses) on invest-
    ments                     611    1,733       (46)    8,442     (758)    5,560
                           ------  -------    ------   -------  -------  --------
 Net change in
  unrealized
  appreciation or
  depreciation of
  investments                 --     2,014     1,774    30,833   (4,708)    5,810
                           ------  -------    ------   -------  -------  --------
   Net gains (losses) on
    investments               611    3,747     1,728    39,275   (5,466)   11,370
                           ------  -------    ------   -------  -------  --------
Net increase (decrease)
 in net assets resulting
 from operations           $  652    3,859     1,728    39,554   (3,402)   13,330
                           ======  =======    ======   =======  =======  ========

------
(a) Period from January 22, 1998, commencement of operations, to December 31, 1998.


                See accompanying notes to financial statements.

                   Minnesota Life Variable Universal Life Account
                            Statements of Operations

                         Period Ended December 31, 1997

                                                        Segregated Sub-Accounts
                         ---------------------------------------------------------------------------------------
                                                Money        Asset         Mortgage     Index       Capital
                         Growth (b) Bond (b)  Market (b) Allocation (b) Securities (b) 500 (a)  Appreciation (b)
                         ---------- --------  ---------- -------------- -------------- -------  ----------------
Investment income
 (loss):
 Investment income
  distributions from
  underlying mutual
  fund (note 4)           $   641     3,520      5,045        1,264          615         2,241            0
 Mortality and expense
  charges (note 3)           (217)     (105)      (249)        (122)         (24)         (541         (165)
                          -------   -------    -------      -------          ---       -------      -------
   Investment income
    (loss)--net               424     3,415      4,796        1,142          391         1,700         (165)
                          -------   -------    -------      -------          ---       -------      -------
Realized and unrealized
 gains (losses) on in-
 vestments--net:
 Realized gain distri-
  butions from under-
  lying mutual fund
  (note 4)                 16,569       --         --         2,622          --          2,831        9,729
                          -------   -------    -------      -------          ---       -------      -------
 Realized gains on
  sales of invest-
  ments:
   Proceeds from sales      3,027    20,607     52,114       28,259           90        37,041       63,193
   Cost of investments
    sold                   (3,104)  (21,699)   (52,114)     (28,030)         (90)      (32,428)     (71,362)
                          -------   -------    -------      -------          ---       -------      -------
                              (77)   (1,092)       --           229          --          4,613       (8,169)
                          -------   -------    -------      -------          ---       -------      -------
   Net realized gains
    (losses) on invest-
    ments                  16,492    (1,092)       --         2,851          --          7,444        1,560
                          -------   -------    -------      -------          ---       -------      -------
 Net change in
  unrealized
  appreciation or
  depreciation of
  investments               8,716     1,919        --         4,446          312        48,130       10,714
                          -------   -------    -------      -------          ---       -------      -------
   Net gains on invest-
    ments                  25,208       827        --         7,297          312        55,374       12,274
                          -------   -------    -------      -------          ---       -------      -------
Net increase in net
 assets resulting from
 operations               $25,632     4,242      4,796        8,439          903        57,274       12,109
                          =======   =======    =======      =======          ===       =======      =======

------
(a) For the period from January 24, 1997, commencement of operations, to December 31, 1997.
(b) For the period from January 29, 1997, commencement of operations, to December 31, 1997.


                See accompanying notes to financial statements.

 Minnesota Life Variable Universal Life Account
                            Statements of Operations

                         Period Ended December 31, 1997

                                                    Segregated Sub-Accounts
                         -----------------------------------------------------------------------------
                                                    Maturing
                                                   Government
                         International    Small       Bond      Value   Contra-     High     Equity-
                           Stock (b)   Company (a)  2002 (c)  Stock (a) fund (b) Income (b) Income (b)
                         ------------- ----------- ---------- --------- -------- ---------- ----------
Investment income
 (loss):
 Investment income
  distributions from
  underlying mutual
  fund (note 4)             $1,275            1      1,061        555       461     1,273      2,347
 Mortality and expense
  charges (note 3)            (118)        (194)       (40)       (58)     (149)      (54)      (274)
                            ------       ------      -----     ------    ------    ------    -------
   Investment income
    (loss)--net              1,157         (193)     1,021        497       312     1,219      2,073
                            ------       ------      -----     ------    ------    ------    -------
Realized and unrealized
 gains (losses) on in-
 vestments--net:
 Realized gain distri-
  butions from under-
  lying mutual fund
  (note 4)                     636          --         --       4,168     1,217       157     11,800
                            ------       ------      -----     ------    ------    ------    -------
 Realized gains (loss-
  es) on sales of in-
  vestments:
   Proceeds from sales       1,675        3,096        427      2,447     5,550     3,148     68,707
   Cost of investments
    sold                    (1,613)      (2,901)      (407)    (2,360)   (4,970)   (3,070)   (74,803)
                            ------       ------      -----     ------    ------    ------    -------
                                62          195         20         87       580        78     (6,096)
                            ------       ------      -----     ------    ------    ------    -------
   Net realized gains on
    investments                698          195         20      4,255     1,797       235      5,704
                            ------       ------      -----     ------    ------    ------    -------
 Net change in
  unrealized
  appreciation or
  depreciation of
  investments                2,528       10,003        900     (3,255)   14,023     2,038     19,176
                            ------       ------      -----     ------    ------    ------    -------
   Net gains on invest-
    ments                    3,226       10,198        920      1,000    15,820     2,273     24,880
                            ------       ------      -----     ------    ------    ------    -------
Net increase in net
 assets resulting from
 operations                 $4,383       10,005      1,941      1,497    16,132     3,492     26,953
                            ======       ======      =====     ======    ======    ======    =======

------
(a) For the period from January 24, 1997, commencement of operations, to December 31, 1997.
(b) For the period from January 29, 1997, commencement of operations, to December 31, 1997.
(c) For the period from April 2, 1997, commencement of operations, to December 31, 1997.


                See accompanying notes to financial statements.

                   Minnesota Life Variable Universal Life Account
                      Statements of Changes in Net Assets

                          Year Ended December 31, 1998

                                                Segregated Sub-Accounts
                          ------------------------------------------------------------------------
                                              Money      Asset     Mortgage   Index     Capital
                           Growth    Bond     Market   Allocation Securities   500    Appreciation
                          --------  -------  --------  ---------- ---------- -------  ------------
Operations:
  Investment income
    (loss)--net           $  1,008    4,339     9,655     2,622        686     2,368       (392)
  Net realized gains on
    investments             25,591      956       --      9,052        419    17,303      3,882
  Net change in
   unrealized
   appreciation or
   depreciation of
   investments              29,302     (666)      --     17,168       (266)   97,951     16,348
                          --------  -------  --------   -------    -------   -------    -------
Net increase in net as-
 sets resulting from op-
 erations                   55,901    4,629     9,655    28,842        839   117,622     19,838
                          --------  -------  --------   -------    -------   -------    -------
Policy transactions
 (notes 3, 4 and 5):
  Policy purchase
    payments                86,380   43,931   274,087   108,084      4,607   268,165     95,285
  Policy withdrawals and
    charges                (33,962) (16,895) (102,351)  (31,846)   (14,542)  (78,116)   (82,574)
                          --------  -------  --------   -------    -------   -------    -------
Increase in net assets
 from policy transac-
 tions                      52,418   27,036   171,736    76,238     (9,935)  190,049     12,711
                          --------  -------  --------   -------    -------   -------    -------
Increase in net assets     108,319   31,665   181,391   105,080     (9,096)  307,671     32,549
Net assets at the begin-
 ning of year              121,597   52,839    99,898    61,306     11,883   300,984     93,376
                          --------  -------  --------   -------    -------   -------    -------
Net assets at the end of
 year                     $229,916   84,504   281,289   166,386      2,787   608,655    125,925
                          ========  =======  ========   =======    =======   =======    =======


                See accompanying notes to financial statements.

 Minnesota Life Variable Universal Life Account
                      Statements of Changes in Net Assets

                          Year Ended December 31, 1998

                                            Segregated Sub-Accounts
                         ---------------------------------------------------------------
                                                 Maturing   Maturing
                                                Government Government            Small
                         International  Small      Bond       Bond     Value    Company
                             Stock     Company     2002     2010 (a)   Stock   Value (a)
                         ------------- -------  ---------- ---------- -------  ---------
Operations:
 Investment income
  (loss)--net              $  1,835       (307)       98        65       (144)      66
 Net realized gains
  (losses) on invest-
  ments                       2,535        552     2,990         2        (5)       14
 Net change in
  unrealized
  appreciation or
  depreciation of
  investments                (1,064)       561      (900)       90      3,143     (349)
                           --------    -------   -------     -----    -------   ------
Net increase (decrease)
 in net assets result-
 ing from operations          3,306        806     2,188       157      2,994     (269)
                           --------    -------   -------     -----    -------   ------
Policy transactions
 (notes 3, 4 and 5):
 Policy purchase pay-
  ments                      59,942     55,208       514     1,481     49,847    7,615
 Policy withdrawals and
  charges                    (9,662)    (7,706)  (24,476)      (40)   (35,961)  (1,454)
                           --------    -------   -------     -----    -------   ------
Increase (decrease) in
 net assets from policy
 transactions                50,280     47,502   (23,962)    1,441     13,886    6,161
                           --------    -------   -------     -----    -------   ------
Increase (decrease) in
 net assets                  53,586     48,308   (21,774)    1,598     16,880    5,892
Net assets at the be-
 ginning of year             62,020     99,647    21,780       --      50,755      --
                           --------    -------   -------     -----    -------   ------
Net assets at the end
 of year                   $115,606    147,955         6     1,598     67,635    5,892
                           ========    =======   =======     =====    =======   ======

------
(a) Period from January 22, 1998, commencement of operations, to December 31, 1998.


                See accompanying notes to financial statements.

                   Minnesota Life Variable Universal Life Account
                      Statements of Changes in Net Assets

                          Year Ended December 31, 1998

                                        Segregated Sub-Accounts
                         ---------------------------------------------------------
                                   Index-400
                          Global     Mid-    Micro-Cap  Contra-   High    Equity-
                         Bond (a)   Cap (a)  Growth (a)  fund    Income    Income
                         --------  --------- ---------- -------  -------  --------
Operations:
 Investment income--net  $    41        112       --        279    2,064     1,960
 Net realized gains
  (losses) on invest-
  ments                      611      1,733       (46)    8,442     (758)    5,560
 Net change in
  unrealized
  appreciation or
  depreciation of
  investments                --       2,014     1,774    30,833   (4,708)    5,810
                         -------    -------    ------   -------  -------  --------
Net increase (decrease)
 in net assets result-
 ing from operations         652      3,859     1,728    39,554   (3,402)   13,330
                         -------    -------    ------   -------  -------  --------
Policy transactions
 (notes 3, 4 and 5):
 Policy purchase pay-
  ments                    6,278     32,349    24,021    64,191   24,541   154,931
 Policy withdrawals and
  charges                 (6,700)   (11,634)   (1,236)  (12,843) (14,987) (102,946)
                         -------    -------    ------   -------  -------  --------
Increase (decrease) in
 net assets from policy
 transactions               (422)    20,715    22,785    51,348    9,554    51,895
                         -------    -------    ------   -------  -------  --------
Increase in net assets       230     24,574    24,513    90,902    6,152    65,315
Net assets at the be-
 ginning of year             --         --        --     99,214   27,553   196,018
                         -------    -------    ------   -------  -------  --------
Net assets at the end
 of year                 $   230     24,574    24,513   190,116   33,705   261,133
                         =======    =======    ======   =======  =======  ========

------
(a) Period from January 22, 1998, commencement of operations, to December 31, 1998.


                See accompanying notes to financial statements.

 Minnesota Life Variable Universal Life Account
                      Statements of Changes in Net Assets

                         Period Ended December 31, 1997

                                                        Segregated Sub-Accounts
                         ---------------------------------------------------------------------------------------
                                                Money        Asset         Mortgage     Index       Capital
                         Growth (b) Bond (b)  Market (b) Allocation (b) Securities (b) 500 (a)  Appreciation (b)
                         ---------- --------  ---------- -------------- -------------- -------  ----------------
Operations:
 Investment income
  (loss)--net             $    424    3,415      4,796        1,142            591       1,700         (165)
 Net realized gains
  (losses) on invest-
  ments                     16,492   (1,092)       --         2,851            --        7,444        1,560
 Net change in
  unrealized apprecia-
  tion or depreciation
  of investments             8,716    1,919        --         4,446            312      48,130       10,714
                          --------  -------    -------      -------         ------     -------      -------
Net increase in net as-
 sets resulting from
 operations                 25,632    4,242      4,796        8,439            903      57,274       12,109
                          --------  -------    -------      -------         ------     -------      -------
Policy transactions
 (notes 3, 4 and 5):
 Policy purchase pay-
  ments                     98,775   69,099    146,967       81,004         11,046     280,210      144,295
 Policy withdrawals and
  charges                   (2,810) (20,502)   (51,865)     (28,137)           (66)    (36,500)     (63,028)
                          --------  -------    -------      -------         ------     -------      -------
Increase in net assets
 from policy transac-
 tions                      95,965   48,597     95,102       52,867         10,980     243,710       81,267
                          --------  -------    -------      -------         ------     -------      -------
Increase in net assets     121,597   52,839     99,898       61,306         11,883     300,984       93,376
Net assets at the be-
 ginning of period             --       --         --           --             --          --           --
                          --------  -------    -------      -------         ------     -------      -------
Net assets at the end
 of period                $121,597   52,839     99,898       61,306         11,883     300,984       93,376
                          ========  =======    =======      =======         ======     =======      =======

------
(a) For the period from January 24, 1997, commencement of operations, to December 31, 1997.
(b) For the period from January 29, 1997, commencement of operations, to December 31, 1997.


                See accompanying notes to financial statements.

                   Minnesota Life Variable Universal Life Account
                      Statements of Changes in Net Assets

                         Period Ended December 31, 1997

                                                    Segregated Sub-Accounts
                         -----------------------------------------------------------------------------
                                                    Maturing
                                                   Government
                         International    Small       Bond      Value   Contra-     High     Equity-
                           Stock (b)   Company (a)  2002 (c)  Stock (a) fund (b) Income (b) Income (b)
                         ------------- ----------- ---------- --------- -------- ---------- ----------
Operations:
 Investment income
  (loss)--net               $ 1,157        (193)      1,021       497       312     1,219      2,073
 Net realized gains on
  investments                   698         195          20     4,255     1,797       235      5,704
 Net change in
  unrealized apprecia-
  tion or depreciation
  of
  investments                 2,528      10,003         900    (3,255)   14,023     2,038     19,176
                            -------      ------      ------    ------    ------    ------    -------
Net increase in net as-
 sets resulting from
 operations                   4,383      10,005       1,941     1,497    16,132     3,492     26,953
                            -------      ------      ------    ------    ------    ------    -------
Policy transactions
 (notes 3, 4 and 5):
 Policy purchase pay-
  ments                      59,194      92,544      20,226    51,647    87,544    26,845    238,885
 Policy withdrawals and
  charges                    (1,557)     (2,902)       (387)   (2,389)   (4,462)   (2,784)   (69,820)
                            -------      ------      ------    ------    ------    ------    -------
Increase in net assets
 from policy transac-
 tions                       57,637      89,642      19,839    49,258    83,082    24,061    169,065
                            -------      ------      ------    ------    ------    ------    -------
Increase in net assets       62,020      99,647      21,780    50,755    99,214    27,553    196,018
Net assets at the be-
 ginning of period              --          --          --        --        --        --         --
                            -------      ------      ------    ------    ------    ------    -------
Net assets at the end
 of period                  $62,020      99,647      21,780    50,755    99,214    27,553    196,018
                            =======      ======      ======    ======    ======    ======    =======

------
(a) For the period from January 24, 1997, commencement of operations, to December 31, 1997.
(b) For the period from January 29, 1997, commencement of operations, to December 31, 1997.
(c) For the period from April 2, 1997, commencement of operations, to December 31, 1997.


                See accompanying notes to financial statements.

 Minnesota Life Variable Universal Life Account


Notes to Financial Statements
(1) Organization

  The Minnesota Life Variable Universal Life Account (the Account), formerly Minnesota Mutual Variable Universal Life Account, was established on August 8, 1994 as a segregated asset account of Minnesota Life Insurance Company (Minnesota Life), formerly The Minnesota Mutual Life Insurance Company, under Minnesota law and is registered as a unit investment trust under the Investment Company Act of 1940 (as amended). The Account commenced operations on March 8, 1995 however, no purchase payments were allocated to the segregated sub-accounts presented in these financial statements until 1997. The Account currently has twenty-one segregated sub-accounts to which policy owners may allocate their purchase payments. The Account charges a mortality and expense risk charge which varies based on the group-sponsored insurance program under which the policy is issued. The financial statements presented herein include only the segregated sub-accounts where the mortality and expense risk charge amounts to .25 percent on an annual basis.
  The assets of each segregated sub-account are held for the exclusive benefit of the group-sponsored variable universal life insurance policy owners and are not chargeable with liabilities arising out of the business conducted by any other account or by Minnesota Life. Variable universal life policy owners allocate their purchase payments to one or more of the twenty-one segregated sub-accounts. Such payments are then invested in shares of Advantus Series Fund, Inc., Fidelity Variable Insurance Products Fund II or Fidelity Variable Insurance Products Fund (the Underlying Funds). Each of the Underlying Funds is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company.
  Payments allocated to the Growth, Bond, Money Market, Asset Allocation, Mortgage Securities, Index 500, Capital Appreciation, International Stock, Small Company, Maturing Government Bond 2002, Maturing Government Bond 2006, Maturing Government Bond 2010, Value Stock, Small Company Value, Global Bond, Index 400 Mid-Cap, Macro-Cap Value, Micro-Cap Growth, Contrafund, High Income and Equity-Income segregated sub-accounts are invested in shares of the Growth, Bond, Money Market, Asset Allocation, Mortgage Securities, Index 500, Capital Appreciation, International Stock, Small Company, Maturing Government Bond 2002, Maturing Government Bond 2006, Maturing Government Bond 2010, Value Stock, Small Company Value, Global Bond, Index 400 Mid-Cap, Macro-Cap Value and Micro-Cap Growth Portfolios of the Advantus Series Fund, Inc., Contrafund Portfolio of the Fidelity Variable Insurance Products Fund II and High Income and Equity-Income Portfolios of the Fidelity Variable Insurance Products Fund, respectively. As of December 31, 1998, no policy purchase payments have been allocated to the Maturing Government Bond 2006 and Macro-Cap Value segregated sub-accounts.
  Ascend Financial Services, Inc. acts as the underwriter for the Account. Advantus Capital Management, Inc. acts as the investment adviser for the Advantus Series Fund, Inc. Ascend Financial Services, Inc. is a wholly-owned subsidiary of Advantus Capital Management, Inc. and Advantus Capital Management, Inc. is a wholly-owned subsidiary of Minnesota Life.

(2) Summary of Significant Accounting Policies

Use of Estimates
  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

                                 Minnesota Life Variable Universal Life Account

(2) Summary of Significant Accounting Policies (continued)

Investments in Underlying Funds
Investments in shares of the Underlying Funds are stated at market value which is the net asset value per share as determined daily by each of the Underlying Funds. Investment transactions are accounted for on the date the shares are purchased or sold. The cost of investments sold is determined on the average cost method. All dividend distributions received from the Underlying Funds are reinvested in additional shares of the Underlying Funds and are recorded by the sub-accounts on the ex-dividend date.

Federal Income Taxes
The Account is treated as part of Minnesota Life for federal income tax purposes. Under current interpretations of existing federal income tax law, no income taxes are payable on investment income or capital gain distributions received by the Account from the Underlying Funds.

(3) Mortality and Expense and Other Policy Charges

The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to .25 percent of the average daily net assets of the Account. This charge is an expense of the Account and is deducted daily from net assets of the Account.
  Policy purchase payments are reflected net of the following charges paid to Minnesota Life:

  A premium tax charge ranging in the amount of .75 to 3.50 percent is deducted from each premium payment. Premium taxes are paid to state and local governments. Total premium tax charges deducted from premium payments for the year ended December 31, 1998 and for the period from January 24, 1997, commencement of operations, to December 31, 1997 amounted to $13,119 and $7,439, respectively.

  A federal tax charge of up to .25 percent for group-sponsored policies and up to 1.25 percent for an individual policy is deducted from each premium payment. The federal tax charge is paid to offset additional corporate federal income taxes incurred by Minnesota Life under the Omnibus Budget Reconciliation Act of 1990. Total federal tax charges for the year ended December 31, 1998 and for the period from January 24, 1997, commencement of operations, to December 31, 1997 amounted to $1,640 and $931, respectively.

  In addition to deductions from premium payments, an administration charge, a partial surrender charge, a cost of insurance charge and a charge for additional benefits provided by rider, if any, are assessed from the actual cash value of each policy. These charges are paid by redeeming units of the Account held by the policy owner. The administration charge varies based upon the number of eligible members in a group-sponsored program and ranges from $1 to $4 per month. The partial surrender charge is to cover administrative costs incurred by Minnesota Life. The amount of the partial surrender charge is the lesser of $25 or 2 percent of the amount withdrawn.
  The cost of insurance charge varies with the amount of insurance, the insured's age, rate class of the insured and gender mix of the group-sponsored contract.

 Minnesota Life Variable Universal Life Account

(3) Mortality and Expense and Other Policy Charges (continued)

  The total of cash value charges for each segregated sub-account for the periods ended December 31, 1998 and 1997 are as follows:

                                1998  1997
                               ------ -----
Growth                          7,085 2,078
Bond                            2,156   614
Money Market                    2,792   864
Asset Allocation                5,964 3,121
Mortgage Securities               268    66
Index 500                      19,388 9,012
Capital Appreciation            4,813 1,713
International Stock             3,007   932
Small Company                   3,685 2,293
Maturing Government Bond 2002     367   387
Maturing Government Bond 2010      40   --
Value Stock                     4,673 1,744
Small Company Value               408   --
Global Bond                       246   --
Index 400 Mid-Cap               1,705   --
Micro-Cap Growth                1,054   --
Contrafund                      6,440 3,024
High Income                     1,358   590
Equity-Income                  10,365 5,217

(4) Investment Transactions

  The Account's purchases of Underlying Fund shares, including reinvestment of dividend distributions, were as follows during the periods ended December 31, 1998 and 1997:

                                 1998    1997
                                ------- -------
Growth Portfolio                111,384 115,985
Bond Portfolio                   49,437  72,619
Money Market Portfolio          284,272 152,012
Asset Allocation Portfolio      118,704  84,890
Mortgage Securities Portfolio     5,320  11,661
Index 500 Portfolio             274,054 285,282
Capital Appreciation Portfolio  103,200 154,024
International Stock Portfolio    64,002  61,105
Small Company Portfolio          55,208  92,545
Maturing Government Bond 2002       730  21,287
Maturing Government Bond 2010     1,551     --
Value Stock Portfolio            49,953  56,370
Small Company Value               7,693     --
Global Bond                       6,337     --
Index 400 Mid-Cap                32,940     --
Micro-Cap Growth                 24,021     --
Contrafund Portfolio             77,379  90,161
High Income Portfolio            30,879  28,586
Equity-Income Portfolio         161,214 251,645

                                 Minnesota Life Variable Universal Life Account

(5) Unit Activity from Policy Transactions

Transactions in units for each segregated sub-account for the periods ended December 31, 1998 and 1997 were as follows:

                                                  Segregated Sub-Accounts
                             ----------------------------------------------------------------------
                                                Money     Asset     Mortgage   Index     Capital
                             Growth    Bond    Market   Allocation Securities   500    Appreciation
                             -------  -------  -------  ---------- ---------- -------  ------------
Units outstanding at Decem-
 ber 31, 1996                    --       --       --        --         --        --         --
  Policy purchase payments    95,561   98,245  145,825    79,600     11,046   327,703    140,211
  Deductions for policy
   withdrawals and charges    (2,997) (49,950) (50,225)  (27,437)      (147)  (90,917)   (66,657)
                             -------  -------  -------   -------    -------   -------    -------
Units outstanding at Decem-
 ber 31, 1997                 92,564   48,295   95,600    52,163     10,899   236,786     73,554
  Policy purchase payments    59,637   39,490  257,171    87,742      4,053   192,364     69,526
  Deductions for policy
   withdrawals and charges   (22,015) (14,867) (95,709)  (25,076)   (12,547)  (53,396)   (67,002)
                             -------  -------  -------   -------    -------   -------    -------
Units outstanding at Decem-
 ber 31, 1998                130,186   72,918  257,062   114,829      2,405   375,754     76,078
                             =======  =======  =======   =======    =======   =======    =======

                                                Segregated Sub-Accounts
                             --------------------------------------------------------------
                                                      Maturing   Maturing            Small
                             International   Small   Government Government  Value   Company
                                 Stock      Company  Bond 2002  Bond 2010   Stock    Value
                             ------------- --------- ---------- ---------- -------  -------
Units outstanding at Decem-
 ber 31, 1996                       --          --        --         --        --       --
  Policy purchase payments       87,295     124,772    20,227               46,627
  Deductions for policy
   withdrawals and charges      (31,311)    (33,022)     (369)       --     (3,033)     --
                                -------     -------   -------    -------   -------  -------
Units outstanding at Decem-
 ber 31, 1997                    55,984      91,750    19,858        --     43,594      --
  Policy purchase payments       49,950      50,188       457      1,471    43,327    7,544
  Deductions for policy
   withdrawals and charges       (7,857)     (7,059)  (20,310)       (38)  (29,695)  (1,392)
                                -------     -------   -------    -------   -------  -------
Units outstanding at Decem-
 ber 31, 1998                    98,077     134,879         5      1,433    57,226    6,152
                                =======     =======   =======    =======   =======  =======

                                                Segregated Sub-Account
                             --------------------------------------------------------------
                                           Index 400 Micro-Cap   Contra-    High    Equity-
                              Global Bond   Mid-Cap    Growth      fund    Income   Income
                             ------------- --------- ---------- ---------- -------  -------
Units outstanding at Decem-
 ber 31, 1996                       --          --        --         --        --       --
  Policy purchase payments          --          --        --      86,803    26,593  228,062
  Deductions for policy
   withdrawals and charges          --          --        --      (4,909)   (2,861) (71,197)
                                -------     -------   -------    -------   -------  -------
Units outstanding at Decem-
 ber 31, 1997                       --          --        --      81,894    23,732  156,865
  Policy purchase payments        6,237      30,899    24,167     48,607    20,833  117,650
  Deductions for policy
   withdrawals and charges       (6,036)    (10,304)   (1,255)    (9,466)  (14,144) (86,288)
                                -------     -------   -------    -------   -------  -------
Units outstanding at Decem-
 ber 31, 1998                       201      20,595    22,912    121,035    30,421  188,227
                                =======     =======   =======    =======   =======  =======

 Minnesota Life Variable Universal Life Account

(6) Financial Highlights

  The following tables for each segregated sub-account show certain data for an accumulation unit outstanding during the periods indicated:

                                                       Growth         Bond
                                                   -------------- -------------
                                                   1998  1997 (b) 1998 1997 (b)
                                                   ----- -------- ---- --------
Unit value, beginning of period                    $1.31   1.00   1.10   1.00
                                                   -----   ----   ----   ----
Income from investment operations:
  Net investment income                             0.01   0.01   0.06   0.08
  Net gains or losses on securities (both realized
   and unrealized)                                  0.45   0.30    --    0.02
                                                   -----   ----   ----   ----
    Total from investment operations                0.46   0.31   0.06   0.10
                                                   -----   ----   ----   ----
Unit value, end of period                          $1.77   1.31   1.16   1.10
                                                   =====   ====   ====   ====
                                                       Money          Asset
                                                       Market      Allocation
                                                   -------------- -------------
                                                   1998  1997 (b) 1998 1997 (b)
                                                   ----- -------- ---- --------
Unit value, beginning of period                    $1.05   1.00   1.18   1.00
                                                   -----   ----   ----   ----
Income from investment operations:
  Net investment income                             0.04   0.05   0.03   0.02
  Net gains or losses on securities (both realized
   and unrealized)                                   --     --    0.24   0.16
                                                   -----   ----   ----   ----
    Total from investment operations                0.04   0.05   0.27   0.18
                                                   -----   ----   ----   ----
Unit value, end of period                          $1.09   1.05   1.45   1.18
                                                   =====   ====   ====   ====
                                                      Mortgage
                                                     Securities     Index 500
                                                   -------------- -------------
                                                   1998  1997 (b) 1998 1997(a)
                                                   ----- -------- ---- --------
Unit value, beginning of period                    $1.09   1.00   1.27   1.00
                                                   -----   ----   ----   ----
Income from investment operations:
  Net investment income                             0.07   0.06   0.01   0.01
  Net gains or losses on securities (both realized
   and unrealized)                                   --    0.03   0.34   0.26
                                                   -----   ----   ----   ----
    Total from investment operations                0.07   0.09   0.35   0.27
                                                   -----   ----   ----   ----
Unit value, end of period                          $1.16   1.09   1.62   1.27
                                                   =====   ====   ====   ====

-------
(a) Period from January 24, 1997, commencement of operations, to December 31, 1997.
(b) Period from January 29, 1997, commencement of operations, to December 31, 1997.

                                 Minnesota Life Variable Universal Life Account

(6) Financial Highlights (continued)

                                                    Capital       International
                                                 Appreciation         Stock
                                              ------------------- -------------
                                                 1998    1997 (b) 1998 1997 (b)
                                              ---------- -------- ---- --------
Unit value, beginning of period                 $1.27      1.00   1.11   1.00
                                                -----      ----   ----   ----
Income from investment operations:
  Net investment income                           --        --    0.02   0.03
  Net gains or losses on securities (both re-
   alized and unrealized)                        0.39      0.27   0.05   0.08
                                                -----      ----   ----   ----
    Total from investment operations             0.39      0.27   0.07   0.11
                                                -----      ----   ----   ----
Unit value, end of period                       $1.66      1.27   1.18   1.11
                                                =====      ====   ====   ====

                                                                    Maturing
                                                     Small         Government
                                                    Company         Bond 2002
                                              ------------------- -------------
                                                 1998    1997 (a) 1998 1997 (c)
                                              ---------- -------- ---- --------
Unit value, beginning of period                 $1.09      1.00   1.10   1.00
                                                -----      ----   ----   ----
Income from investment operations:
  Net investment income                           --        --     --    0.05
  Net gains or losses on securities (both re-
   alized and unrealized)                        0.01      0.09   0.10   0.05
                                                -----      ----   ----   ----
    Total from investment operations             0.01      0.09   0.10   0.10
                                                -----      ----   ----   ----
Unit value, end of period                       $1.10      1.09   1.20   1.10
                                                =====      ====   ====   ====

                                               Maturing
                                              Government
                                              Bond 2010            Value Stock
                                              ----------          -------------
                                               1998 (d)           1998 1997 (a)
                                              ----------          ---- --------
Unit value, beginning of period                 $1.00             1.16   1.00
                                                -----             ----   ----
Income from investment operations:
  Net investment income                          0.01              --    0.02
  Net gains or losses on securities (both re-
   alized and unrealized)                        0.11             0.02   0.14
                                                -----             ----   ----
    Total from investment operations             0.12             0.02   0.16
                                                -----             ----   ----
Unit value, end of period                       $1.12             1.18   1.16
                                                =====             ====   ====

-------
(a) Period from January 24, 1997, commencement of operations, to December 31, 1997.
(b) Period from January 29, 1997, commencement of operations, to December 31, 1997.
(c) Period from April 2, 1997, commencement of operations, to December 31,
    1997.
(d) Period from January 22, 1998, commencement of operations, to December 31, 1998.

 Minnesota Life Variable Universal Life Account

(6) Financial Highlights (continued)

                                           Small
                                          Company   Global  Index 400 Micro-Cap
                                           Value     Bond    Mid-Cap   Growth
                                          -------- -------- --------- ---------
                                          1998 (b) 1998 (b) 1998 (b)   1998(b)
                                          -------- -------- --------- ---------
Unit value, beginning of period            $1.00     1.00      1.00     1.00
                                           -----     ----     -----     ----
Income from investment operations:
  Net investment income                     0.01     0.01      0.01      --
  Net gains or losses on securities (both
   realized and unrealized)                (0.05)    0.13      0.18     0.07
                                           -----     ----     -----     ----
    Total from investment operations       (0.04)    0.14      0.19     0.07
                                           -----     ----     -----     ----
Unit value, end of period                  $0.96     1.14      1.19     1.07
                                           =====     ====     =====     ====

                                             Contrafund         High Income
                                          ----------------- -------------------
                                            1998   1997 (a)   1998    1997 (a)
                                          -------- -------- --------- ---------
Unit value, beginning of period            $1.21     1.00      1.16     1.00
                                           -----     ----     -----     ----
Income from investment operations:
  Net investment income                      --       --       0.06     0.06
  Net gains or losses on securities (both
   realized and unrealized)                 0.36     0.21     (0.11)    0.10
                                           -----     ----     -----     ----
    Total from investment operations        0.36     0.21     (0.05)    0.16
                                           -----     ----     -----     ----
Unit value, end of period                  $1.57     1.21      1.11     1.16
                                           =====     ====     =====     ====
                                            Equity-Income
                                          -----------------
                                            1998   1997 (a)
                                          -------- --------
Unit value, beginning of period            $1.25     1.00
                                           -----     ----
Income from investment operations:
  Net investment income                     0.01     0.02
  Net gains or losses on securities (both
   realized and unrealized)                 0.13     0.23
                                           -----     ----
    Total from investment operations        0.14     0.25
                                           -----     ----
Unit value, end of period                  $1.39     1.25
                                           =====     ====

-------
(a) Period from January 29, 1997, commencement of operations, to December 31, 1997.
(a) Period from January 22, 1998, commencement of operations, to December 31, 1998.

 Independent Auditors' Report
The Board of Directors
Minnesota Life Insurance Company

  We have audited the accompanying consolidated balance sheets of the Minnesota Life Insurance Company and subsidiaries as of December 31, 1998 and 1997, and the related consolidated statements of operations and comprehensive income, changes in stockholder's equity and cash flows for each of the years in the three-year period ended December 31, 1998. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.
  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
  In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of the Minnesota Life Insurance Company and subsidiaries as of December 31, 1998 and 1997, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1998, in conformity with generally accepted accounting principles.
  Our audits were made for the purpose of forming an opinion on the basic consolidated financial statements taken as a whole. The supplementary information included in the accompanying schedules is presented for purpose of additional analysis and is not a required part of the basic consolidated financial statements. Such information has been subjected to the auditing procedures applied in the audits of the basic consolidated financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic consolidated financial statements taken as a whole.

Minneapolis, Minnesota
February 8, 1999

                              Minnesota Life Insurance Company and Subsidiaries
Consolidated Balance Sheets

December 31, 1998 and 1997

                                     Assets

                                                        1998        1997
                                                     ----------- -----------
                                                         (In thousands)
Fixed maturity securities:
  Available-for-sale, at fair value (amortized cost
   $4,667,688 and $4,518,807)                        $ 4,914,012 $ 4,719,801
  Held-to-maturity, at amortized cost (fair value
   $1,161,784 and $1,158,227)                          1,086,548   1,088,312
Equity securities, at fair value (cost $579,546 and
 $537,441)                                               749,800     686,638
Mortgage loans, net                                      681,219     661,337
Real estate, net                                          38,530      39,964
Policy loans                                             226,409     213,488
Short-term investments                                   136,435     112,352
Other invested assets                                    261,625     216,838
                                                     ----------- -----------
  Total investments                                    8,094,578   7,738,730
Cash                                                     175,660      96,179
Finance receivables, net                                 163,411     211,794
Deferred policy acquisition costs                        564,382     576,030
Accrued investment income                                 86,974      83,439
Premiums receivable, net                                  62,609      68,030
Property and equipment, net                               67,448      58,123
Reinsurance recoverables                                 162,553     150,126
Other assets                                              61,183      52,852
Separate account assets                                6,994,752   5,366,810
                                                     ----------- -----------
    Total assets                                     $16,433,550 $14,402,113
                                                     =========== ===========

                      Liabilities and Stockholder's Equity

Liabilities:
  Policy and contract account balances               $ 4,242,802 $ 4,275,221
  Future policy and contract benefits                  1,744,245   1,687,529
  Pending policy and contract claims                      70,564      64,356
  Other policyholders' funds                             438,595     416,752
  Policyholders' dividends payable                        53,957      55,321
  Stockholder dividend payable                            24,700         --
  Unearned premiums and fees                             180,191     202,070
  Federal income tax liability:
    Current                                               53,039      45,300
    Deferred                                             173,907     166,057
  Other liabilities                                      514,468     334,305
  Notes payable                                          267,000     298,000
  Separate account liabilities                         6,947,806   5,320,517
                                                     ----------- -----------
    Total liabilities                                 14,711,274  12,865,428
                                                     ----------- -----------
Stockholder's equity:
  Common stock, $1 par value, 5,000,000 shares
   authorized, issued and outstanding                      5,000         --
  Retained earnings                                    1,513,661   1,380,012
  Accumulated other comprehensive income                 203,615     156,673
                                                     ----------- -----------
    Total stockholder's equity                         1,722,276   1,536,685
                                                     ----------- -----------
      Total liabilities and stockholder's equity     $16,433,550 $14,402,113
                                                     =========== ===========

          See accompanying notes to consolidated financial statements.

 Minnesota Life Insurance Company and Subsidiaries

Consolidated Statements of Operations and Comprehensive Income

Years ended December 31, 1998, 1997, and 1996

                            Statements of Operations

                                             1998        1997        1996
                                          ----------  ----------  ----------
                                                   (In thousands)
Revenues:
  Premiums                                $  577,693  $  615,253  $  612,359
  Policy and contract fees                   300,361     272,037     245,966
  Net investment income                      531,081     553,773     530,987
  Net realized investment gains              114,652     114,367      55,574
  Finance charge income                       35,880      43,650      46,932
  Other income                                73,498      71,707      51,630
                                          ----------  ----------  ----------
    Total revenues                         1,633,165   1,670,787   1,543,448
                                          ----------  ----------  ----------
Benefits and expenses:
  Policyholders' benefits                    519,926     515,873     541,520
  Interest credited to policies and con-
   tracts                                    290,870     298,033     288,967
  General operating expenses                 360,916     369,961     302,618
  Commissions                                110,211     114,404     103,370
  Administrative and sponsorship fees         80,183      81,750      79,360
  Dividends to policyholders                  25,159      26,776      24,804
  Interest on notes payable                   22,360      24,192      22,798
  Increase in deferred policy acquisition
   costs                                     (18,042)    (26,878)    (19,284)
                                          ----------  ----------  ----------
    Total benefits and expenses            1,391,583   1,404,111   1,344,153
                                          ----------  ----------  ----------
      Income from operations before taxes    241,582     266,676     199,295
  Federal income tax expense (benefit):
    Current                                   93,584      84,612      68,033
    Deferred                                 (15,351)     (7,832)        744
                                          ----------  ----------  ----------
      Total federal income tax expense        78,233      76,780      68,777
                                          ----------  ----------  ----------
        Net income                        $  163,349  $  189,896  $  130,518
                                          ==========  ==========  ==========
Other comprehensive income, after tax:
  Foreign currency translation adjust-
   ments                                  $     (947) $      947  $      --
  Unrealized gains (losses) on securities     47,889      47,414     (44,940)
                                          ----------  ----------  ----------
  Other comprehensive income, net of tax      46,942      48,361     (44,940)
                                          ----------  ----------  ----------
    Comprehensive income                  $  210,291  $  238,257  $   85,578
                                          ==========  ==========  ==========

          See accompanying notes to consolidated financial statements.

                              Minnesota Life Insurance Company and Subsidiaries
Consolidated Statements of Changes in Stockholder's Equity

Years ended December 31, 1998, 1997, and 1996

                                             1998        1997       1996
                                          ----------  ---------- ----------
                                                   (In thousands)
Common stock:
  Issued during the year                  $    5,000  $      --  $      --
                                          ----------  ---------- ----------
    Total common stock                    $    5,000  $      --  $      --
                                          ==========  ========== ==========
Retained earnings:
  Beginning balance                       $1,380,012  $1,190,116 $1,059,598
  Net income                                 163,349     189,896    130,518
  Retained earnings transfer for common
   stock issued                               (5,000)        --         --
  Dividends to stockholder                   (24,700)        --         --
                                          ----------  ---------- ----------
    Total retained earnings               $1,513,661  $1,380,012 $1,190,116
                                          ==========  ========== ==========
Accumulated other comprehensive income:
  Beginning balance                       $  156,673  $  108,312 $  153,252
  Change in unrealized appreciation (de-
   preciation) of investments                 47,889      47,414    (44,940)
  Change in unrealized gain on foreign
   currency translation                         (947)        947        --
                                          ----------  ---------- ----------
    Total accumulated other comprehensive
     income                               $  203,615  $  156,673 $  108,312
                                          ==========  ========== ==========
      Total stockholder's equity          $1,722,276  $1,536,685 $1,298,428
                                          ==========  ========== ==========

          See accompanying notes to consolidated financial statements.

 Minnesota Life Insurance Company and Subsidiaries
Consolidated Statements of Cash Flows

Years ended December 31, 1998, 1997, and 1996

                                            1998         1997         1996
                                         -----------  -----------  -----------
                                                   (In thousands)
Cash Flows from Operating Activities
Net income                               $   163,349  $   189,896  $   130,518
Adjustments to reconcile net income to
 net cash provided by operating activi-
 ties:
  Interest credited to annuity and in-
   surance contracts                         265,841      276,719      275,968
  Fees deducted from policy and con-
   tract balances                           (212,901)    (214,803)    (206,780)
  Change in future policy benefits            56,716       76,358       84,389
  Change in other policyholders' lia-
   bilities                                  (20,802)       7,597       16,099
  Change in deferred policy acquisition
   costs                                     (18,042)     (26,878)     (19,284)
  Change in premiums due and other re-
   ceivables                                   5,421       (9,280)     (26,142)
  Change in federal income tax liabili-
   ties                                       15,589       36,049      (38,113)
  Net realized investment gains             (114,652)    (114,367)     (55,574)
  Other, net                                  32,380      (23,213)      56,045
                                         -----------  -----------  -----------
    Net cash provided by operating ac-
     tivities                                172,899      198,078      217,126
                                         -----------  -----------  -----------
Cash Flows from Investing Activities
Proceeds from sales of:
  Fixed maturity securities, available-
   for-sale                                1,835,726    1,099,114      877,682
  Equity securities                          523,617      601,936      352,901
  Mortgage loans                                 --           --        15,567
  Real estate                                  7,800        9,279       11,678
  Other invested assets                       21,682       26,877       12,280
Proceeds from maturities and repayments
 of:
  Fixed maturity securities, available-
   for-sale                                  414,726      403,829      329,550
  Fixed maturity securities, held-to-
   maturity                                  148,848      139,394      114,222
  Mortgage loans                             126,066      109,246       94,703
Purchases of:
  Fixed maturity securities, available-
   for-sale                               (2,384,720)  (1,498,048)  (1,228,048)
  Fixed maturity securities, held-to-
   maturity                                  (99,530)     (82,835)     (60,612)
  Equity securities                         (516,907)    (585,349)    (446,599)
  Mortgage loans                            (141,008)    (157,247)    (108,691)
  Real estate                                 (5,612)      (3,908)      (3,786)
  Other invested assets                      (75,682)     (55,988)     (29,271)
Finance receivable originations or pur-
 chases                                      (77,141)    (115,248)    (175,876)
Finance receivable principal payments        109,277      133,762      142,723
Other, net                                   141,768      (88,626)     (40,062)
                                         -----------  -----------  -----------
    Net cash provided by (used for) in-
     vesting activities                       28,910      (63,812)    (141,639)
                                         -----------  -----------  -----------
Cash Flows from Financing Activities
Deposits credited to annuity and insur-
 ance contracts                              952,622      928,696      657,405
Withdrawals from annuity and insurance
 contracts                                (1,053,844)  (1,013,588)    (702,681)
Proceeds from issuance of debt                40,000          --        60,000
Payments on debt                             (31,000)     (21,000)     (21,000)
Other, net                                    (6,023)      (3,355)      (6,898)
                                         -----------  -----------  -----------
    Net cash used for financing activi-
     ties                                    (98,245)    (109,247)     (13,174)
                                         -----------  -----------  -----------
Net increase in cash and short-term in-
 vestments                                   103,564       25,019       62,313
Cash and short-term investments, begin-
 ning of year                                208,531      183,512      121,199
                                         -----------  -----------  -----------
Cash and short-term investments, end of
 year                                    $   312,095  $   208,531  $   183,512
                                         ===========  ===========  ===========

          See accompanying notes to consolidated financial statements.

                              Minnesota Life Insurance Company and Subsidiaries


Notes to Consolidated Financial Statements
(1) Nature of Operations

Conversion to a Mutual Holding Company Structure
Consent was given from the Minnesota Department of Commerce (Department of Commerce) allowing The Minnesota Mutual Life Insurance Company to implement a conversion to a mutual holding company. The Minnesota Mutual Life Insurance Company enacted this privilege effective October 1, 1998. The conversion created Minnesota Mutual Companies, Inc., a mutual holding company, Securian Holding Company and Securian Financial Group, Inc., which are intermediate stock holding companies. The Minnesota Mutual Life Insurance Company was converted into a stock life insurance company and renamed Minnesota Life Insurance Company. Minnesota Mutual Companies, Inc. will at all times, in accordance with the conversion plan and as required by the Mutual Insurance Holding Company Act, directly or indirectly control Minnesota Life Insurance Company through the ownership of at least a majority of the voting power of the voting shares of the capital stock of Minnesota Life Insurance Company. Annuity contract and life insurance policyholders of Minnesota Life Insurance Company have certain membership interests consisting primarily of the right to vote on certain matters involving Minnesota Mutual Companies, Inc. and the right to receive distributions of surplus in the event of demutualization, dissolution or liquidation of Minnesota Mutual Companies, Inc.

Description of Business
Minnesota Life Insurance Company, both directly and through its subsidiaries (collectively, the Company), provides a diversified array of insurance and financial products and services designed principally to protect and enhance the long-term financial well-being of individuals and families.
  The Company's strategy is to be successful in carefully selected niche markets, primarily in the United States, while focusing on the retention of existing business and the maintenance of profitability. To achieve this objective, the Company has divided its businesses into five strategic business units which focus on various markets: Individual Insurance, Financial Services, Group Insurance, Pension and Asset Management. Revenues in 1998 for these business units were $862,240,000, $273,511,000, $258,928,000, $102,061,000 and
$20,723,000, respectively. Additional revenues of $115,702,000 were reported by the Company's subsidiaries.
  The Company serves over six million people through more than 4,000 associates located at its St. Paul, Minnesota headquarters and in 75 general agencies and 45 regional offices throughout the United States.

(2) Summary of Significant Accounting Policies

Basis of Presentation
The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles (GAAP), which vary in certain respects from accounting practices prescribed or permitted by state insurance regulatory authorities. The consolidated financial statements include the accounts of the Minnesota Life Insurance Company and its subsidiaries. All material intercompany transactions and balances have been eliminated.
  The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect reported assets and liabilities, including reporting or disclosure of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses during the reporting period. Future events, including changes in mortality, morbidity, interest rates and asset valuations, could cause actual results to differ from the estimates used in the financial statements.

Insurance Revenues and Expenses
Premiums on traditional life products, which include individual whole life and term insurance and immediate annuities, are credited to revenue when due. For accident and health and group life products, premiums are credited to revenue over the contract period as earned. Benefits and expenses are recognized in relation to premiums over the contract period via a provision for future policy benefits and the amortization of deferred policy acquisition costs.

 Minnesota Life Insurance Company and Subsidiaries

(2) Summary of Significant Accounting Policies (continued)

  Nontraditional life products include individual adjustable and variable life insurance and group universal and variable life insurance. Revenue from nontraditional life products and deferred annuities is comprised of policy and contract fees charged for the cost of insurance, policy administration and surrenders. Expenses include the portion of claims not covered by and interest credited to the related policy and contract account balances. Policy acquisition costs are amortized relative to estimated gross profits or margins.

Deferred Policy Acquisition Costs
The costs of acquiring new and renewal business, which vary with and are primarily related to the production of new and renewal business, are generally deferred to the extent recoverable from future premiums or expected gross profits. Deferrable costs include commissions, underwriting expenses and certain other selling and issue costs.
  For traditional life, accident and health and group life products, deferred policy acquisition costs are amortized over the premium paying period in proportion to the ratio of annual premium revenues to ultimate anticipated premium revenues. The ultimate premium revenues are estimated based upon the same assumptions used to calculate the future policy benefits.
  For nontraditional life products and deferred annuities, deferred policy acquisition costs are amortized over the estimated lives of the contracts in relation to the present value of estimated gross profits from surrender charges and investment, mortality and expense margins.
  Deferred policy acquisition costs amortized were $148,098,000, $128,176,000 and $125,978,000 for the years ended December 31, 1998, 1997 and 1996, respectively.

Finance Charge Income and Receivables
Finance charge income represents fees and interest charged on consumer loans. The Company uses the interest (actuarial) method of accounting for finance charges and interest on finance receivables. Accrual of finance charges and interest on the smaller balance homogeneous finance receivables is suspended when a loan is contractually delinquent for more than 60 days and is subsequently recognized when received. Accrual is resumed when the loan is contractually less than 60 days past due. Finance charges and interest is suspended when a loan is considered by management to be impaired. Loan impairment is measured based on the present value of expected future cash flows discounted at the loan's effective interest rate, or as a practical expedient, at the observable market price of the loan or the fair value of the collateral if the loan is collateral dependent. When a loan is identified as impaired, interest previously accrued in the current year is reversed. Interest payments received on impaired loans are generally applied to principal unless the remaining principal balance has been determined to be fully collectible. An allowance for uncollectible amounts is maintained by direct charges to operations at an amount which management believes, based upon historical losses and economic conditions, is adequate to absorb probable losses on existing receivables that may become uncollectible. The reported receivables are net of this allowance.

Valuation of Investments
Fixed maturity securities (bonds) which the Company has the positive intent and ability to hold to maturity are classified as held-to-maturity and are carried at amortized cost, net of write-downs for other than temporary declines in value. Premiums and discounts are amortized or accreted over the estimated lives of the securities based on the interest yield method. Fixed maturity securities, which may be sold prior to maturity, are classified as available-for-sale and are carried at fair value.
  Equity securities (common stocks and preferred stocks) are carried at fair value. Equity securities also include initial contributions to affiliated registered investment funds that are managed by a subsidiary of the Company. These contributions are carried at the market value of the underlying net assets of the funds.
  Mortgage loans are carried at amortized cost less an allowance for uncollectible amounts. Premiums and discounts are amortized or accreted over the terms of the mortgage loans based on the interest yield method. A

                              Minnesota Life Insurance Company and Subsidiaries

(2) Summary of Significant Accounting Policies (continued)

mortgage loan is considered impaired if it is probable that contractual amounts due will not be collected. Impaired mortgage loans are valued at the fair value of the underlying collateral. Interest income on impaired mortgage loans is recorded on an accrual basis. However, when the likelihood of collection is doubtful, interest income is recognized when received.
  Fair values of fixed maturity securities and equity securities are based on quoted market prices, where available. If quoted market prices are not available, fair values are estimated using values obtained from independent pricing services which specialize in matrix pricing and modeling techniques for estimating fair values. Fair values of mortgage loans are based upon discounted cash flows, quoted market prices and matrix pricing.
  Venture capital limited partnerships are carried at cost, net of write-downs for other than temporary declines in value and allowances for temporary declines in value. Cash distributions are recorded as a return of capital and/or income as appropriate. In-kind distributions are recorded as a return of capital for the cost basis of the stock received.
  Real estate is carried at cost less accumulated depreciation and an allowance for estimated losses. Accumulated depreciation on real estate at December 31, 1998 and 1997, was $6,713,000 and $6,269,000, respectively.
  Policy loans are carried at the unpaid principal balance.

Derivative Financial Instruments
The Company entered into equity swaps in 1996 as part of an overall risk management strategy. The swaps were used to hedge exposure to market risk on $400,000,000 of the Company's common stock portfolio. The swaps were based upon certain stock indices. If, at the time of settlement for a particular swap, the designated stock index had fallen below a specified level, the counterparty would pay the Company an amount based upon the decline in the index and the stock portfolio value protected by the swap. If, at the time of settlement, the designated stock index had risen, the Company would pay the counterparty an amount based upon the increase in the index and 25% of the stock portfolio value protected by the swap. The equity swaps were settled with the counterparties in August 1997. The swaps were carried at fair value, which were based upon dealer quotes. Changes in fair value were recorded directly in stockholder's equity. Upon settlement of the swaps, gains or losses were recognized in income, and the Company realized a loss of approximately $31,000,000 in 1997, upon settlement of these equity swaps.
  The Company began investing in international bonds denominated in foreign currencies in 1997. Unrealized gains or losses are recorded on foreign denominated securities due to the fluctuation in foreign currency exchange rates and/or related payables and receivables and interest on foreign securities. The Company uses forward foreign exchange currency contracts as part of its risk management strategy for international investments. The forward foreign exchange currency contracts are used to reduce market risks from changes in foreign exchange rates. These forward foreign exchange currency contracts are agreements to purchase a specified amount of one currency in exchange for a specified amount of another currency at a future point in time at a foreign exchange currency rate agreed upon on the contract open date. No cash is exchanged at the outset of the contract and no payments are made by either party until the contract close date. On the contract close date the contracted amount of the purchased currency is received from the counterparty and the contracted amount of the sold currency is sent to the counterparty. Realized and unrealized gains and losses on these forward foreign exchange contracts are recorded in income as incurred. In addition, these contracts are generally short-term in nature and there is no material exposure to the Company at December 31, 1998. Notional amounts for the years ended December 31, 1998 and 1997, were $115,194,000 and $80,997,000, respectively.

 Minnesota Life Insurance Company and Subsidiaries

(2) Summary of Significant Accounting Policies (continued)

Capital Gains and Losses
Realized and unrealized capital gains and losses are determined on the specific identification method. Write-downs of held-to-maturity securities and the provision for credit losses on mortgage loans and real estate are recorded as realized losses.
  Changes in the fair value of fixed maturity securities available-for-sale and equity securities are recorded as a separate component of stockholder's equity, net of taxes and related adjustments to deferred policy acquisition costs and unearned policy and contract fees.

Property and Equipment
Property and equipment are carried at cost, net of accumulated depreciation of $101,692,000 and $90,926,000 at December 31, 1998 and 1997, respectively.
Buildings are depreciated over 40 years and equipment is generally depreciated over 5 to 10 years. Depreciation expenses for the years ended December 31, 1998, 1997 and 1996, were $10,765,000, $8,965,000 and $6,454,000, respectively.

Separate Accounts
Separate account assets and liabilities represent segregated funds administered and invested by the Company for the exclusive benefit of pension, variable annuity and variable life insurance policyholders and contractholders. Assets consist principally of marketable securities and both assets and liabilities are reported at fair value, based upon the market value of the investments held in the segregated funds. The Company receives administrative and investment advisory fees for services rendered on behalf of these accounts.
  The Company periodically invests money in its separate accounts. The market value of such investments, included with separate account assets, amounted to $46,945,000 and $46,293,000 at December 31, 1998 and 1997, respectively.

Policyholders' Liabilities
Policy and contract account balances represent the net accumulation of funds associated with nontraditional life products and deferred annuities. Additions to the account balances include premiums, deposits and interest credited by the Company. Decreases in the account balances include surrenders, withdrawals, benefit payments, and charges assessed for the cost of insurance, policy administration and surrenders.
  Future policy and contract benefits are comprised of reserves for traditional life, group life, and accident and health products. The reserves were calculated using the net level premium method based upon assumptions regarding investment yield, mortality, morbidity, and withdrawal rates determined at the date of issue, commensurate with the Company's experience. Provision has been made in certain cases for adverse deviations from these assumptions.
  Other policyholders' funds are comprised of dividend accumulations, premium deposit funds and supplementary contracts without life contingencies.

Participating Business
Dividends on participating policies and other discretionary payments are declared by the Board of Directors based upon actuarial determinations, which take into consideration current mortality, interest earnings, expense factors and federal income taxes. Dividends are recognized as expenses consistent with the recognition of premiums.

Income Taxes
Current income taxes are charged to operations based upon amounts estimated to be payable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized for the future tax consequences attributable to the differences between financial statement carrying amounts and income tax bases of assets and liabilities.

                              Minnesota Life Insurance Company and Subsidiaries

(2) Summary of Significant Account Policies (continued)

Reinsurance Recoverables
Insurance liabilities are reported before the effects of ceded reinsurance. Reinsurance recoverables represent amounts due from reinsurers for paid and unpaid benefits, expense reimbursements, prepaid premiums and future policy benefits.

Reclassifications
Certain 1997 and 1996 consolidated financial statement balances have been reclassified to conform to the 1998 presentation.

(3) Investments

  Net investment income for the years ended December 31 was as follows:

                                                  1998      1997      1996
                                                --------  --------  --------
                                                      (In thousands)
Fixed maturity securities                       $445,220  $457,391  $433,985
Equity securities                                 12,183    16,182    14,275
Mortgage loans                                    54,785    55,929    63,865
Real estate                                         (236)     (407)     (475)
Policy loans                                      15,502    15,231    13,828
Short-term investments                             6,147     6,995     6,535
Other invested assets                              3,826     3,871     4,901
                                                --------  --------  --------
  Gross investment income                        537,427   555,192   536,914
Investment expenses                               (6,346)   (1,419)   (5,927)
                                                --------  --------  --------
    Total                                       $531,081  $553,773  $530,987
                                                ========  ========  ========

  Net realized investment gains (losses) for the years ended December 31 were as follows:

                                                  1998      1997      1996
                                                --------  --------  --------
                                                      (In thousands)
Fixed maturity securities                       $ 43,244  $  3,711  $ (6,536)
Equity securities                                 47,526    92,765    57,770
Mortgage loans                                     3,399     2,011      (721)
Real estate                                        7,809     1,598     7,088
Other invested assets                             12,674    14,282    (2,027)
                                                --------  --------  --------
    Total                                       $114,652  $114,367  $ 55,574
                                                ========  ========  ========

  Gross realized gains (losses) on the sales of fixed maturity securities and equity securities for the years ended December 31 were as follows:

                                                  1998      1997      1996
                                                --------  --------  --------
                                                      (In thousands)
Fixed maturity securities, available-for-sale:
  Gross realized gains                          $ 56,428  $ 18,804  $ 19,750
  Gross realized losses                          (13,184)  (15,093)  (26,286)
Equity securities:
  Gross realized gains                           107,342   120,437    79,982
  Gross realized losses                          (59,816)  (27,672)  (22,212)

 Minnesota Life Insurance Company and Subsidiaries

(3)Investments (continued)


  Net unrealized gains (losses) included in stockholder's equity at December 31 were as follows:

                                                   1998       1997
                                                 ---------  ---------
                                                   (In thousands)
Gross unrealized gains                           $ 487,479  $ 472,671
Gross unrealized losses                            (73,440)  (118,863)
Adjustment to deferred acquisition costs          (119,542)  (100,299)
Adjustment to unearned policy and contract fees     15,912    (13,087)
Deferred federal income taxes                     (106,794)   (83,749)
                                                 ---------  ---------
  Net unrealized gains                           $ 203,615  $ 156,673
                                                 =========  =========

                              Minnesota Life Insurance Company and Subsidiaries

(3)Investments (continued)

  The amortized cost and fair value of investments in marketable securities by type of investment were as follows:

                                               Gross Unrealized
                                               -----------------
                                    Amortized                       Fair
                                       Cost     Gains    Losses    Value
                                    ---------- -------- -------- ----------
                                                (In thousands)
December 31, 1998
Available-for-sale:
  United States government and
   government agencies and
   authorities                      $  195,650 $ 17,389 $    201 $  212,838
  Foreign governments                      784      --       311        473
  Corporate securities               2,357,861  204,277   30,648  2,531,490
  International bond securities        188,448   22,636    1,298    209,786
  Mortgage-backed securities         1,924,945   52,580   18,100  1,959,425
                                    ---------- -------- -------- ----------
    Total fixed maturities           4,667,688  296,882   50,558  4,914,012
  Equity securities-unaffiliated       463,777  157,585   15,057    606,305
  Equity securities-affiliated
   mutual funds                        115,769   27,726      --     143,495
                                    ---------- -------- -------- ----------
    Total equity securities            579,546  185,311   15,057    749,800
                                    ---------- -------- -------- ----------
      Total available-for-sale       5,247,234  482,193   65,615  5,663,812
Held-to maturity:
  Corporate securities                 894,064   67,496      235    961,325
  Mortgage-backed securities           192,484    9,030    1,055    200,459
                                    ---------- -------- -------- ----------
    Total held-to-maturity           1,086,548   76,526    1,290  1,161,784
                                    ---------- -------- -------- ----------
      Total                         $6,333,782 $558,719 $ 66,905 $6,825,596
                                    ========== ======== ======== ==========
                                               Gross Unrealized
                                               -----------------
                                    Amortized                       Fair
                                       Cost     Gains    Losses    Value
                                    ---------- -------- -------- ----------
                                                (In thousands)
December 31, 1997
Available-for-sale:
  United States government and
   government agencies and authori-
   ties                             $  239,613 $ 18,627 $    --  $  258,240
  Foreign governments                    1,044      --        29      1,015
  Corporate securities               2,273,474  216,056   70,484  2,419,046
  International bond securities        150,157    2,565   23,530    129,192
  Mortgage-backed securities         1,854,519   66,934    9,145  1,912,308
                                    ---------- -------- -------- ----------
    Total fixed maturities           4,518,807  304,182  103,188  4,719,801
  Equity securities-unaffiliated       421,672  134,558   14,575    541,655
  Equity securities-affiliated mu-
   tual funds                          115,769   29,214      --     144,983
                                    ---------- -------- -------- ----------
    Total equity securities            537,441  163,772   14,575    686,638
                                    ---------- -------- -------- ----------
      Total available-for-sale       5,056,248  467,954  117,763  5,406,439
Held-to maturity:
  Corporate securities                 893,407   59,850      752    952,505
  Mortgage-backed securities           194,905   10,817      --     205,722
                                    ---------- -------- -------- ----------
    Total held-to-maturity           1,088,312   70,667      752  1,158,227
                                    ---------- -------- -------- ----------
      Total                         $6,144,560 $538,621 $118,515 $6,564,666
                                    ========== ======== ======== ==========

 Minnesota Life Insurance Company and Subsidiaries

(3) Investments (continued)

  The amortized cost and estimated fair value of fixed maturity securities at December 31, 1998, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                   Available-for-Sale     Held-to-Maturity
                                  --------------------- ---------------------
                                  Amortized     Fair    Amortized     Fair
                                     Cost      Value       Cost      Value
                                  ---------- ---------- ---------- ----------
                                                (In thousands)
Due in one year or less           $   38,375 $   35,299 $   11,109 $   11,346
Due after one year through five
 years                               529,019    616,064    128,658    133,657
Due after five years through ten
 years                             1,251,763  1,316,512    373,294    403,159
Due after ten years                  923,586    986,712    381,003    413,163
                                  ---------- ---------- ---------- ----------
                                   2,742,743  2,954,587    894,064    961,325
Mortgage-backed securities         1,924,945  1,959,425    192,484    200,459
                                  ---------- ---------- ---------- ----------
  Total                           $4,667,688 $4,914,012 $1,086,548 $1,161,784
                                  ========== ========== ========== ==========

  At December 31, 1998 and 1997, fixed maturity securities and short-term investments with a carrying value of $6,361,000 and $8,000,000, respectively, were on deposit with various regulatory authorities as required by law.
  Allowances for credit losses on investments are reflected on the consolidated balance sheets as a reduction of the related assets and were as follows:

                         1998    1997
                        ------- -------
                        (In thousands)
Mortgage loans          $ 1,500 $ 1,500
Investment real estate      841   2,248
                        ------- -------
  Total                 $ 2,341 $ 3,748
                        ======= =======

  At December 31, 1998, the recorded investment in mortgage loans that were considered to be impaired was $8,798 before allowance for credit losses. These impaired loans, due to adequate fair market value of underlying collateral, do not have an allowance for credit losses.
  At December 31, 1997, the recorded investment in mortgage loans that were considered to be impaired was $18,400 before allowance for credit losses. These impaired loans, due to adequate fair market value of underlying collateral, do not have an allowance for credit losses.
  A general allowance for credit losses was established for potential impairments in the remainder of the mortgage loan portfolio. The general allowance was $1,500,000 at December 31, 1998 and 1997.

  Changes in the allowance for credit losses on mortgage loans were as follows:

                               1998   1997    1996
                              ------ ------  ------
                                 (In thousands)
Balance at beginning of year  $1,500 $1,895  $1,711
Provision for credit losses      --     --      381
Charge-offs                      --    (395)   (197)
                              ------ ------  ------
  Balance at end of year      $1,500 $1,500  $1,895
                              ====== ======  ======

                              Minnesota Life Insurance Company and Subsidiaries

(3) Investments (continued)

  Below is a summary of interest income on impaired mortgage loans.

                                                         1998  1997   1996
                                                         ---- ------ ------
                                                           (In thousands)
Average impaired mortgage loans                          $14  $3,268 $9,375
Interest income on impaired mortgage loans--contractual   18     556  1,796
Interest income on impaired mortgage loans--collected     17     554  1,742

(4) Notes Receivable

In connection with the Company's planned construction of an additional home office facility in St. Paul, Minnesota, the Company entered into a loan contingency agreement with the Housing and Redevelopment Authority of the City of St. Paul, Minnesota (HRA) in November 1997. A maximum of $15 million in funds is available under this loan for condemnation and demolition of the Company's proposed building site. The note bears interest at a rate of 8.625%, with principal payments commencing February 2004 and a maturity date of August 2025. Interest payments are accrued and are payable February and August of each year commencing February 2001. All principal and interest payments are due only to the extent of available tax increments. As of December 31, 1998, HRA has drawn $9,669,128 on this loan contingency agreement and accrued interest of $673,435.

(5) Net Finance Receivables

Finance receivables as of December 31 were as follows:

                                       1998      1997
                                     --------  --------
                                      (In thousands)
Direct installment loans             $147,425  $183,424
Retail installment notes               12,209    20,373
Retail revolving credit                17,170    25,426
Accrued interest                        2,683     3,116
                                     --------  --------
 Gross receivables                    179,487   232,339
Allowance for uncollectible amounts   (16,076)  (20,545)
                                     --------  --------
  Finance receivables, net           $163,411  $211,794
                                     ========  ========

  Direct installment loans at December 31, 1998, consisted of $81,066,000 of discount basis loans (net of unearned finance charges) and $66,359,000 of interest-bearing loans. Direct installment loans at December 31, 1997, consisted of $83,836,000 of discount basis loans (net of unearned finance charges) and $99,588,000 of interest-bearing loans. Direct installment loans generally have a maximum term of 84 months. Retail installment notes are principally discount basis, arise from the sale of household appliances, furniture, and sundry services, and generally have a maximum term of 48 months. Direct installment loans included approximately $44,000,000 and $65,000,000 of real estate secured loans at December 31, 1998 and 1997, respectively. Revolving credit loans included approximately $16,000,000 and $24,000,000 of real estate secured loans at December 31, 1998 and 1997, respectively. Experience has shown that a substantial portion of finance receivables will be renewed, converted or paid in full prior to maturity.
  Principal cash collections of direct installment loans amounted to $75,011,000, $90,940,000 and $92,438,000 and the percentage of these cash collections to the average net balances were 47%, 47% and 48% for the years ended December 31, 1998, 1997 and 1996, respectively.

 Minnesota Life Insurance Company and Subsidiaries

(5) Net Finance Receivables (continued)

  Changes in the allowance for uncollectible amounts for the years ended December 31 were as follows:

                               1998     1997     1996
                              -------  -------  -------
                                  (In thousands)
Balance at beginning of year  $20,545  $ 7,497  $ 6,377
Provision for credit losses    10,712   28,206   10,086
Charge-offs                   (18,440) (17,869) (11,036)
Recoveries                      3,259    2,711    2,070
                              -------  -------  -------
  Balance at end of year      $16,076  $20,545  $ 7,497
                              =======  =======  =======

  At December 31, 1998, the recorded investment in certain direct installment loans and direct revolving credit loans were considered to be impaired. The balances of such loans at December 31, 1998 and the related allowance for credit losses were as follows:

                                     Installment Revolving
                                        Loans     Credit    Total
                                     ----------- --------- -------
                                            (In thousands)
Balances at December 31, 1998          $7,546     11,190   $18,736
Related allowance for credit losses    $3,033      5,486   $ 8,519

  All loans deemed to be impaired are placed on a non-accrual status. No accrued or unpaid interest was recognized on impaired loans during 1998. The average quarterly balances of impaired loans during the year ended December 31, 1998 and 1997, was $6,354,000 and $7,397,000, respectively, for installment basis loans and $12,471,000 and $12,793,000, respectively for revolving credit direct loans.
  There were no material commitments to lend additional funds to customers whose loans were classified as non-accrual at December 31, 1998.

(6) Income Taxes

Income tax expense varies from the amount computed by applying the federal income tax rate of 35% to income from operations before taxes. The significant components of this difference were as follows:

                                                  1998     1997     1996
                                                 -------  -------  -------
                                                     (In thousands)
Computed tax expense                             $84,553  $93,337  $69,753
Difference between computed and actual tax ex-
 pense:
  Dividends received deduction                    (1,730)  (5,573)  (2,534)
  Special tax on mutual life insurance companies  (3,455)   3,341    2,760
  Sale of subsidiary                                 --    (4,408)     --
  Foundation gain                                    --    (4,042)  (1,260)
  Tax credits                                     (4,416)  (3,600)  (3,475)
  Expense adjustments and other                    3,281   (2,275)   3,533
                                                 -------  -------  -------
    Total tax expense                            $78,233  $76,780  $68,777
                                                 =======  =======  =======

                              Minnesota Life Insurance Company and Subsidiaries

(6) Income Taxes (continued)

  The tax effects of temporary differences that give rise to the Company's net deferred federal tax liability were as follows:

                                                        1998     1997
                                                      -------- --------
                                                       (In thousands)
Deferred tax assets:
  Policyholders' liabilities                          $ 16,999 $ 14,374
  Pension and post retirement benefits                  27,003   23,434
  Tax deferred policy acquisition costs                 82,940   73,134
  Net realized capital losses                            8,221    9,609
  Other                                                 18,487   20,524
                                                      -------- --------
    Gross deferred tax assets                          153,650  141,075
                                                      -------- --------
Deferred tax liabilities:
  Deferred policy acquisition costs                    155,655  152,337
  Real estate and property and equipment depreciation   10,275   11,165
  Basis difference on investments                       10,798   11,061
  Net unrealized capital gains                         143,354  122,876
  Other                                                  7,475    9,693
                                                      -------- --------
    Gross deferred tax liabilities                     327,557  307,132
                                                      -------- --------
      Net deferred tax liability                      $173,907 $166,057
                                                      ======== ========

  A valuation allowance for deferred tax assets was not considered necessary as of December 31, 1998 and 1997, because the Company believes that it is more likely than not that the deferred tax assets will be realized through future reversals of existing taxable temporary differences and future taxable income.
  Income taxes paid for the years ended December 31, 1998, 1997 and 1996, were $91,259,000, $71,108,000 and $79,026,000, respectively.
  The Company's tax returns for 1997, 1996 and 1995 are under examination by the Internal Revenue Service. The Company believes additional taxes, if any, assessed as a result of these examinations, will not have a material effect on its financial position.

 Minnesota Life Insurance Company and Subsidiaries

(7) Liability for Unpaid Accident and Health Claims, Reserve for Losses, and Claim and Loss Adjustment Expenses

Activity in the liability for unpaid accident and health claims, reserve for losses and claim and loss adjustment expenses is summarized as follows:

                                                     1998     1997     1996
                                                   -------- -------- --------
                                                         (In thousands)
Balance at January 1                               $409,249 $416,910 $377,302
  Less: reinsurance recoverable                     104,741  102,161   80,333
                                                   -------- -------- --------
Net balance at January 1                            304,508  314,749  296,969
                                                   -------- -------- --------
Incurred related to:
  Current year                                       92,793  121,153  134,727
  Prior years                                        14,644    7,809    4,821
                                                   -------- -------- --------
Total incurred                                      107,437  128,962  139,548
                                                   -------- -------- --------
Paid related to:
  Current year                                       27,660   51,275   51,695
  Prior years                                        58,124   57,475   70,073
                                                   -------- -------- --------
Total paid                                           85,784  108,750  121,768
                                                   -------- -------- --------
Decrease in liabilities due to sale of subsidiary       --    30,453      --
                                                   -------- -------- --------
Net balance at December 31                          326,161  304,508  314,749
  Plus: reinsurance recoverable                     108,918  104,741  102,161
                                                   -------- -------- --------
Balance at December 31                             $435,079 $409,249 $416,910
                                                   ======== ======== ========

  The liability for unpaid accident and health claims, reserve for losses and claim and loss adjustment expenses is included in future policy and contract benefits and pending policy and contract claims on the consolidated balance sheets.
  As a result of changes in estimates of claims incurred in prior years, the accident and health claims, reserve for losses and claim and loss adjustment expenses incurred increased by $14,644,000, $7,809,000 and $4,821,000 in 1998,
1997 and 1996, respectively. These amounts are the result of normal reserve development inherent in the uncertainty of establishing the liability for unpaid accident and health claims, reserve for losses and claim and loss adjustment expenses.

(8) Employee Benefit Plans

Pension Plans and Post Retirement Plans Other than Pensions
The Company has noncontributory defined benefit retirement plans covering substantially all employees and certain agents. Benefits are based upon years of participation and the employee's average monthly compensation or the agent's adjusted annual compensation. Plan assets are comprised of mostly stocks and bonds, which are held in the general and separate accounts of the Company and administered under group annuity contracts issued by the Company. The Company's funding policy is to contribute annually the minimum amount required by applicable regulations. The Company also has an unfunded noncontributory defined benefit retirement plan, which provides certain employees with benefits in excess of limits for qualified retirement plans.
  The Company also has unfunded post retirement plans that provide certain health care and life insurance benefits to substantially all retired employees and agents. Eligibility is determined by age at retirement and years of service after age 30. Health care premiums are shared with retirees, and other cost-sharing features include deductibles and co-payments.

                              Minnesota Life Insurance Company and Subsidiaries

(8) Employee Benefit Plans (continued)

  The change in the benefit obligation and plan assets for the Company's plans as of December 31 was calculated as follows:

                                      Pension Benefits     Other Benefits
                                      ------------------  ------------------
                                        1998      1997      1998      1997
                                      --------  --------  --------  --------
                                                (In thousands)
Change in benefit obligation:
  Benefit obligation at beginning of
   year                               $151,509  $134,959  $ 24,467  $ 24,836
  Service cost                           8,402     6,847     1,375     1,047
  Interest cost                         10,436     9,956     1,713     1,872
  Amendments                                 6       --        --        (99)
  Actuarial gain                        16,298     3,816     4,542    (1,930)
  Benefits paid                         (5,212)   (4,069)     (861)   (1,259)
                                      --------  --------  --------  --------
    Benefit obligation at end of year $181,439  $151,509  $ 31,236  $ 24,467
                                      ========  ========  ========  ========
Change in plan assets:
  Fair value of plan assets at the
   beginning of the year              $133,505  $118,963  $    --   $    --
  Actual return on plan assets          13,068    13,670       --        --
  Employer contribution                  5,349     4,940       861     1,259
  Benefits paid                         (5,212)   (4,069)     (861)   (1,259)
                                      --------  --------  --------  --------
    Fair value of plan assets at the
     end of year                      $146,710  $133,504  $    --   $    --
                                      ========  ========  ========  ========
  Funded status                       $(34,729) $(18,005) $(31,236) $(24,467)
  Unrecognized net actuarial loss
   (gain)                               12,283    (1,735)   (6,251)  (11,353)
  Unrecognized prior service cost
   (benefit)                             5,293     5,865    (2,986)   (3,499)
                                      --------  --------  --------  --------
    Net amount recognized             $(17,153) $(13,875) $(40,473) $(39,319)
                                      ========  ========  ========  ========
Amounts recognized in the balance
 sheet statement consist of:
  Accrued benefit cost                $(23,242) $(18,059) $(40,473) $(39,319)
  Intangible asset                       6,089     4,184       --        --
                                      --------  --------  --------  --------
    Net amount recognized             $(17,153) $(13,875) $(40,473) $(39,319)
                                      ========  ========  ========  ========

                                                  Pension      Other
                                                 Benefits    Benefits
                                                ----------- -----------
                                                1998  1997  1998  1997
                                                ----- ----- ----- -----
Weighted average assumptions as of December 31
  Discount rate                                 7.00% 7.48% 7.00% 7.50%
  Expected return on plan assets                8.27% 8.32%   --    --
  Rate of compensation increase                 5.32% 5.29%   --    --

 Minnesota Life Insurance Company and Subsidiaries

(8) Employee Benefit Plans (continued)

  For measurement purposes, an 8 percent annual rate of increase in the per capita cost of covered health care benefits was assumed for 1999. The rate was assumed to decrease gradually to 5.5 percent for 2003 and remain at that level thereafter.

                                Pension Benefits          Other Benefits
                              -----------------------  ----------------------
                               1998     1997    1996    1998    1997    1996
                              -------  ------  ------  ------  ------  ------
                                            (In thousands)
Components of net periodic
 benefit cost
  Service cost                $ 8,402  $6,847  $6,315  $1,375  $1,047  $1,041
  Interest cost                10,436   9,956   8,852   1,713   1,872   2,074
  Expected return on plan as-
   sets                       (10,978) (9,859) (8,751)    --      --      --
  Amortization of prior serv-
   ice cost (benefits)            578     578     578    (513)   (510)   (501)
  Recognized net actuarial
   loss (gain)                    190      77      10    (559)   (480)   (177)
                              -------  ------  ------  ------  ------  ------
    Net periodic benefit cost $ 8,628  $7,599  $7,004  $2,016  $1,929  $2,437
                              =======  ======  ======  ======  ======  ======

  The projected benefit obligation, accumulated benefit obligation, and fair vale of plan assets for the pension plan with accumulated benefit obligations in excess of plan assets were $39,470,000, $31,546,000 and $17,334,000 as of
December 31, 1998, respectively, and $32,622,000, $24,894,000 and $16,703,000 respectively, as of December 31, 1997.
  The assumptions presented herein are based on pertinent information available to management as of December 31, 1998 and 1997. Actual results could differ from those estimates and assumptions. For example, increasing the assumed health care cost trend rates by one percentage point in each year would increase the post retirement benefit obligation as of December 31, 1998 by $5,875,000 and the estimated eligibility cost and interest cost components of net periodic benefit costs for 1998 by $788,000. Decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the post retirement benefit obligation as of December 31, 1998 by $4,618,000 and the estimated eligibility cost and interest cost components of net periodic post retirement benefit costs for 1998 by $598,000.

Profit Sharing Plans
The Company also has profit sharing plans covering substantially all employees and agents. The Company's contribution rate to the employee plan is determined annually by the directors of the Company and is applied to each participant's prior year earnings. The Company's contribution to the agent plan is made as a certain percentage, based upon years of service, applied to each agent's total annual compensation. The Company recognized contributions to the plans during 1998, 1997 and 1996 of $8,395,000, $7,173,000 and $6,092,000, respectively.
Participants may elect to receive a portion of their contributions in cash.

(9) Sale of Subsidiary

On October 1, 1997, the Company sold Minnesota Fire and Casualty Company (MFC), a wholly owned subsidiary, to Harleysville Group, Inc. The Company received net cash proceeds of approximately $33.5 million from the sale, and realized a gain of approximately $14.5 million. HomePlus Insurance Company (HomePlus), a previously wholly owned subsidiary of MFC, was excluded from the sale of assets. In accordance with the agreement, prior to September 30, 1997, MFC made a distribution of private placement bonds to the Company with an amortized cost of approximately $4.3 million and transferred all issued and outstanding shares of HomePlus to the Company. The carrying value of the transferred shares was approximately $5.8 million. Under an administrative services agreement with MFC, the Company has retained MFC to provide financial and other services for HomePlus.

                              Minnesota Life Insurance Company and Subsidiaries

(10) Reinsurance

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies. To the extent that a reinsurer is unable to meet its obligation under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed to be uncollectible.
  Reinsurance is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.
  The effect of reinsurance on premiums for the years ended December 31 was as follows:

                       1998      1997      1996
                     --------  --------  --------
                           (In thousands)
Direct premiums      $553,408  $595,686  $615,098
Reinsurance assumed    91,548    78,097    64,489
Reinsurance ceded     (67,263)  (58,530)  (67,228)
                     --------  --------  --------
  Net premiums       $577,693  $615,253  $612,359
                     ========  ========  ========

  Reinsurance recoveries on ceded reinsurance contracts were $54,174,000, $58,072,000 and $72,330,000 during 1998, 1997 and 1996, respectively.

(11) Fair Value of Financial Instruments

The estimated fair value of the Company's financial instruments has been determined using available market information as of December 31, 1998 and 1997. Although management is not aware of any factors that would significantly affect the estimated fair value, such amounts have not been comprehensively revalued since those dates. Therefore, estimates of fair value subsequent to the valuation dates may differ significantly from the amounts presented herein. Considerable judgement is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.
  Please refer to Note 2 for additional fair value disclosures concerning fixed maturity securities, equity securities, mortgages and derivatives. The carrying amounts for policy loans, cash, short-term investments and finance receivables approximate the assets' fair values.
  The interest rates on the finance receivables outstanding as of December 31, 1998 and 1997, are consistent with the rates at which loans would currently be made to borrowers of similar credit quality and for the same maturity; as such, the carrying value of the finance receivables outstanding as of December 31, 1998 and 1997, approximate the fair value for those respective dates.
  The fair values of deferred annuities, annuity certain contracts and other fund deposits, which have guaranteed interest rates and surrender charges are estimated to be the amount payable on demand as of December 31, 1998 and 1997 as those investment contracts have no defined maturity and are similar to a deposit liability. The amount payable on demand equates to the account balance less applicable surrender charges. Contracts without guaranteed interest rates and surrender charges have fair values equal to their accumulation values plus applicable market value adjustments. The fair values of guaranteed investment contracts and supplementary contracts without life contingencies are calculated using discounted cash flows, based on interest rates currently offered for similar products with maturities consistent with those remaining for the contracts being valued.
  Rates currently available to the Company for debt with similar terms and remaining maturities are used to estimate the fair value of notes payable.

 Minnesota Life Insurance Company and Subsidiaries

(11) Fair Value of Financial Instruments (continued)

  The carrying amounts and fair values of the Company's financial instruments, which were classified as assets as of December 31 were as follows:

                                        1998                  1997
                                --------------------- ---------------------
                                 Carrying     Fair     Carrying     Fair
                                  Amount     Value      Amount     Value
                                ---------- ---------- ---------- ----------
                                              (In thousands)
Fixed maturity securities:
  Available-for-sale            $4,914,012 $4,914,012 $4,719,801 $4,719,801
  Held-to-maturity               1,086,548  1,161,784  1,088,312  1,158,227
Equity securities                  749,800    749,800    686,638    686,638
Mortgage loans:
  Commercial                       579,890    603,173    506,860    527,994
  Residential                      101,329    104,315    154,477    158,334
Policy loans                       226,409    226,409    213,488    213,488
Short-term investments             136,435    136,435    112,352    112,352
Cash                               175,660    175,660     96,179     96,179
Finance receivables, net           163,411    163,411    211,794    211,794
Venture capital                    160,958    164,332    115,856    122,742
Foreign currency exchange con-
 tract                               1,594      1,594      1,457      1,457
                                ---------- ---------- ---------- ----------
    Total financial assets      $8,296,046 $8,400,925 $7,907,214 $8,009,006
                                ========== ========== ========== ==========

  The carrying amounts and fair values of the Company's financial instruments, which were classified as liabilities as of December 31, were as follows:

                                         1998                  1997
                                 --------------------- ---------------------
                                  Carrying     Fair     Carrying     Fair
                                   Amount     Value      Amount     Value
                                 ---------- ---------- ---------- ----------
                                               (In thousands)
Deferred annuities               $2,085,408 $2,075,738 $2,131,806 $2,112,301
Annuity certain contracts            57,528     60,766     55,431     57,017
Other fund deposits                 722,321    731,122    754,960    753,905
Guaranteed investment contracts         862        862      8,188      8,187
Supplementary contracts without
 life contingencies                  44,696     44,251     46,700     45,223
Notes payable                       267,000    272,834    298,000    302,000
                                 ---------- ---------- ---------- ----------
  Total financial liabilities    $3,177,815 $3,185,573 $3,295,085 $3,278,633
                                 ========== ========== ========== ==========

(12) Notes Payable

In September 1995, the Company issued surplus notes with a face value of $125,000,000, at 8.25%, due in 2025. The surplus notes are subordinate to all current and future policyholders' interests, including claims, and indebtedness of the Company. All payments of interest and principal on the notes are subject to the approval of the Department of Commerce. The approved accrued interest was $3,008,000 as of December 31, 1998 and 1997. The issuance costs of $1,421,000 are deferred and amortized over 30 years on straight-line basis.

                              Minnesota Life Insurance Company and Subsidiaries

(12) Notes Payable (continued)

  Notes payable as of December 31 were as follows:

                                                            1998     1997
                                                          -------- --------
                                                           (In thousands)
Corporate-surplus notes, 8.25%, 2025                      $125,000 $125,000
Consumer finance subsidiary-senior, 6.53%-8.77%, through
 2003                                                      142,000  173,000
                                                          -------- --------
  Total notes payable                                     $267,000 $298,000
                                                          ======== ========

  At December 31, 1998, the aggregate minimum annual notes payable maturities for the next five years were as follows: 1999, $49,000,000; 2000, $33,000,000;
2001, $26,000,000; 2002, $22,000,000; 2003, $12,000,000; thereafter
$125,000,000.
  Long-term borrowing agreements involving the consumer finance subsidiary include provisions with respect to borrowing limitations, payment of cash dividends on or purchases of common stock, and maintenance of liquid net worth of $44,070,000. The consumer finance subsidiary was in compliance with all such provisions at December 31, 1998.
  Interest paid on debt for the years ended December 31, 1998, 1997 and 1996, was $25,008,000, $18,197,000 and $21,849,000, respectively.

(13) Other Comprehensive Income

Effective December 31, 1998, the Company adopted the provisions of SFAS No. 130, "Reporting Comprehensive Income." Comprehensive income is defined as any change in stockholder's equity originating from non-owner transactions. The Company had identified those changes as being comprised of net income, unrealized appreciation (depreciation) on securities, and unrealized foreign currency translation adjustments. The components of comprehensive income, other than net income are illustrated below:

                                                     1998     1997      1996
                                                    -------  -------  --------
                                                         (In thousands)
Other comprehensive income, before tax:
  Foreign currency translation adjustment           $   --   $ 1,457  $    --
    Less: reclassification adjustment for gains in-
     cluded in net income                            (1,457)     --        --
                                                    -------  -------  --------
                                                     (1,457)   1,457       --
  Unrealized gains (loss) on securities             162,214  171,654   (18,746)
    Less: reclassification adjustment for gains in-
     cluded in net income                           (90,770) (96,476)  (51,234)
                                                    -------  -------  --------
                                                     71,444   75,178   (69,980)
  Income tax expense related to items of other com-
   prehensive income                                (23,045) (28,274)   25,040
                                                    -------  -------  --------
  Other comprehensive income, net of tax            $46,942  $48,361  $(44,940)
                                                    =======  =======  ========

(14) Stock Dividends

On December 14, 1998, the Company declared and accrued a dividend to Securian Financial Group, Inc. in the amount of $24,700,000 to be paid in 1999.
  Dividend payments by Minnesota Life Insurance Company to its parent cannot exceed the greater of 10% of statutory capital and surplus as of the preceding year end or the statutory net gain from operations for the current calendar year, without prior approval from the Department of Commerce. Based on this limitation and 1997 statutory results, Minnesota Life Insurance Company could have paid $87,069,000 in dividends in 1998 without prior approval.

 Minnesota Life Insurance Company and Subsidiaries

(15) Year 2000 (Unaudited)

The Company's business units utilize products and systems in the normal course of business. Some of the Company's products and systems will have been replaced or modified in order to process dates including the year 2000 and beyond.
  The Company began preparing for the new millennium in the early 1980s by designing systems with the year 2000 in mind. The Company began a comprehensive Year 2000 project in 1995 to prepare all components of its business to function properly before, during and after the year 2000.
  The Company's goal is to have all computer systems and data prepared for the year 2000. While the Company has taken extensive steps to renovate, upgrade and replace applications, it is impossible to guarantee there will be no problems associated with the year 2000 date change. The Company is currently developing contingency and continuity plans to help minimize any impact of problems that do arise.

(16) Commitments and Contingencies

The Company is involved in various pending or threatened legal proceedings arising out of the normal course of business. In the opinion of management, the ultimate resolution of such litigation will not have a material adverse effect on operations or the financial position of the Company.
  In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies. To the extent that a reinsurer is unable to meet its obligations under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed uncollectible.
  The Company has issued certain participating group annuity and group life insurance contracts jointly with another life insurance company. The joint contract issuer has liabilities related to these contracts of $41,010,000 as of December 31, 1998. To the extent the joint contract issuer is unable to meet its obligation under the agreement, the Company remains liable.
  The Company has long-term commitments to fund venture capital and real estate investments totaling $165,191,000 as of December 31, 1998. The Company estimates that $60,000,000 of these commitments will be invested in 1999, with the remaining $105,191,000 invested over the next four years.
  As of December 31, 1998, the Company had committed to purchase bonds and mortgage loans totaling $198,907,000 but had not completed the purchase transactions.
  At December 31, 1998, the Company had guaranteed the payment of $75,100,000 in policyholders' dividends and discretionary amounts payable in 1999. The Company has pledged bonds, valued at $76,596,000 to secure this guarantee.
  The Company is contingently liable under state regulatory requirements for possible assessments pertaining to future insolvencies and impairments of unaffiliated insurance companies. The Company records a liability for future guaranty fund assessments based upon known insolvencies, according to data received from the National Organization of Life and Health Insurance Guaranty Association. An asset is recorded for the amount of guaranty fund assessments paid, which can be recovered through future premium tax credits.

                              Minnesota Life Insurance Company and Subsidiaries

(17) Statutory Financial Data

The Company also prepares financial statements according to statutory accounting practices prescribed or permitted by the Department of Commerce for purposes of filing with the Department of Commerce, the National Association of Insurance Commissioners and states in which the Company is licensed to do business. Statutory accounting practices focus primarily on solvency and surplus adequacy. The significant differences that exist between statutory and GAAP accounting, and their effects are illustrated below:

                                                       Year ended December
                                                      ----------------------
                                                         1998        1997
                                                      ----------  ----------
                                                         (In thousands)
Statutory capital and surplus                         $  947,885  $  870,688
Adjustments:
  Deferred policy acquisition costs                      564,382     576,030
  Net unrealized investment gains                        281,226     213,026
  Statutory asset valuation reserve                      239,455     242,100
  Statutory interest maintenance reserve                  49,915      24,169
  Premiums and fees deferred or receivable               (73,312)    (74,025)
  Change in reserve basis                                117,806     101,415
  Separate accounts                                      (56,816)    (51,172)
  Unearned policy and contract fees                     (134,373)   (126,477)
  Surplus notes                                         (125,000)   (125,000)
  Net deferred income taxes                             (173,907)   (166,057)
  Non-admitted assets                                     36,764      32,611
  Policyholders' dividends                                60,648      60,036
  Other                                                  (12,397)    (40,659)
                                                      ----------  ----------
Stockholder's equity as reported in the accompanying
 consolidated financial statements                    $1,722,276  $1,536,685
                                                      ==========  ==========

                                                As of December 31
                                            ----------------------------
                                              1998      1997      1996
                                            --------  --------  --------
                                                  (In thousands)
Statutory net income                        $104,609  $167,078  $115,797
Adjustments:
  Deferred policy acquisition costs           18,042    26,878    19,284
  Statutory interest maintenance reserve      25,746      (538)   (8,192)
  Premiums and fees deferred or receivable       708     2,175     1,587
  Change in reserve basis                      3,011     9,699    20,114
  Separate accounts                           (5,644)   (6,272)   (6,304)
  Unearned policy and contract fees           (7,896)  (12,825)   (2,530)
  Net deferred income taxes                   15,351     7,832      (744)
  Policyholders' dividends                     1,194     2,708       502
  Other                                        8,228    (6,839)   (8,996)
                                            --------  --------  --------
Net income as reported in the accompanying
 consolidated financial statements          $163,349  $189,896  $130,518
                                            ========  ========  ========

 Minnesota Life Insurance Company and Subsidiaries

                                   Schedule I

       Summary of Investments--Other than Investments in Related Parties

                               December 31, 1998

                                                                   As Shown
                                                       Market   on the balance
Type of investment                         Cost(3)     Value       sheet(1)
------------------                        ---------- ---------- --------------
                                                     (In thousands)
Bonds:
  United States government and government
   agencies and authorities               $  195,650 $  212,838   $  212,838
  Foreign governments                            784        473          473
  Public utilities                           343,230    368,246      357,795
  Mortgage-backed securities               2,117,429  2,159,884    2,151,909
  All other corporate bonds                3,097,143  3,334,355    3,277,545
                                          ---------- ----------   ----------
      Total bonds                          5,754,236  6,075,796    6,000,560
                                          ---------- ----------   ----------
Equity securities:
  Common stocks:
    Public utilities                          14,403     18,472       18,472
    Banks, trusts and insurance companies     42,538     43,615       43,615
    Industrial, miscellaneous and all
     other                                   495,635    659,177      659,177
  Nonredeemable preferred stocks              26,970     28,536       28,536
                                          ---------- ----------   ----------
      Total equity securities                579,546    749,800      749,800
                                          ---------- ----------   ----------
Mortgage loans on real estate                681,219     XXXXXX      681,219
Real estate (2)                               38,530     XXXXXX       38,530
Policy loans                                 226,409     XXXXXX      226,409
Other long-term investments                  261,625     XXXXXX      261,625
Short-term investments                       136,435     XXXXXX      136,435
                                          ---------- ----------   ----------
      Total                                1,344,218        --     1,344,218
                                          ---------- ----------   ----------
Total investments                         $7,678,000 $6,825,596   $8,094,578
                                          ========== ==========   ==========

-------
(1) Amortized cost for bonds classified as held-to-maturity and fair value for common stocks and bonds classified as available-for-sale.
(2) The carrying value of real estate acquired in satisfaction of indebtedness is $-0-.
(3) Original cost for equity securities and original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts for bonds and other investments

                       See independent auditors' report.

            Minnesota Life Insurance Company and Subsidiaries
                                  Schedule III
                      Supplementary Insurance Information
                                 (In thousands)

                                    As of December 31                                     For the years ended December 31
                   --------------------------------------------------- -----------------------------------------------------------
                               Future policy                                                                Amortization
                    Deferred      benefits                Other policy                         Benefits,    of deferred
                     policy    losses, claims              claims and                Net     claims, losses    policy      Other
                   acquisition and settlement  Unearned     benefits    Premium   investment and settlement acquisition  operating
Segment               costs     expenses(1)   premiums(2)   payable    revenue(3)   income      expenses       costs     expenses
-------            ----------- -------------- ----------- ------------ ---------- ---------- -------------- ------------ ---------
                                                                         (In thousands)
1998:
 Life insurance     $421,057     $2,303,580    $146,042     $51,798     $615,856   $246,303     $502,767      $114,589   $342,080
 Accident and
 health insurance     74,606        496,839      33,568      18,342      167,544     35,822      105,336        12,261     93,876
 Annuity              68,719      3,186,148          25         424       93,992    247,970      225,004        21,248    136,527
 Property and li-
 ability insur-
 ance                    --             480         556         --           662        986        2,848           --       1,187
                    --------     ----------    --------     -------     --------   --------     --------      --------   --------
                    $564,382     $5,987,047    $180,191     $70,564     $878,054   $531,081     $835,955      $148,098   $573,670
                    ========     ==========    ========     =======     ========   ========     ========      ========   ========
1997:
 Life insurance     $434,012     $2,229,396    $166,704     $42,627     $576,468   $247,267     $476,747      $102,473   $345,938
 Accident and
 health insurance     70,593        466,109      34,250      17,153      205,869     40,343       87,424         9,451    101,960
 Annuity              71,425      3,266,965         --        4,576       64,637    261,768      242,738        16,252    129,263
 Property and li-
 ability insur-
 ance                    --             280       1,116         --        40,316      4,395       33,773           --      13,146
                    --------     ----------    --------     -------     --------   --------     --------      --------   --------
                    $576,030     $5,962,750    $202,070     $64,356     $887,290   $553,773     $840,682      $128,176   $590,307
                    ========     ==========    ========     =======     ========   ========     ========      ========   ========
1996:
 Life insurance     $456,461     $2,123,148    $149,152     $51,772     $568,874   $223,762     $478,228      $ 97,386   $290,525
 Accident and
 health insurance     62,407        437,118      33,770      18,774      160,097     34,202       96,743        14,017     87,222
 Annuity              70,649      3,360,614         --           31       79,245    267,473      243,387        14,575    111,366
 Property and li-
 ability insur-
 ance                    --          27,855      24,189         --        50,109      5,550       36,933           --      19,033
                    --------     ----------    --------     -------     --------   --------     --------      --------   --------
                    $589,517     $5,948,735    $207,111     $70,577     $858,325   $530,987     $855,291      $125,978   $508,146
                    ========     ==========    ========     =======     ========   ========     ========      ========   ========
                    Premiums
Segment            written(4)
-------            ----------
1998:
 Life insurance
 Accident and
 health insurance
 Annuity
 Property and li-
 ability insur-
 ance                   103
                   ----------
                    $   103
                   ==========
1997:
 Life insurance
 Accident and
 health insurance
 Annuity
 Property and li-
 ability insur-
 ance                43,376
                   ----------
                    $43,376
                   ==========
1996:
 Life insurance
 Accident and
 health insurance
 Annuity
 Property and li-
 ability insur-
 ance                50,515
                   ----------
                    $50,515
                   ==========

-----
(1) Includes policy and contract account balances
(2) Includes unearned policy and contract fees
(3) Includes policy and contract fees
(4) Applies only to property and liability insurance

                       See independent auditors' report.

 Minnesota Life Insurance Company and Subsidiaries
                                  Schedule IV

                                  Reinsurance

              For the years ended December 31, 1998, 1997 and 1996

                                                                          Percentage
                                      Ceded to     Assumed                of amount
                                        other    from other      Net      assumed to
                        Gross amount  companies   companies     amount       net
                        ------------ ----------- ----------- ------------ ----------
                                               (In thousands)
1998:
 Life insurance in
  force                 $158,229,143 $18,656,917 $28,559,482 $168,131,708     17.0%
                        ============ =========== =========== ============
 Premiums:
   Life insurance       $    338,909 $    30,532 $    71,198 $    379,575     18.8%
   Accident and health
    insurance                180,081      17,894       1,432      163,619      0.9%
   Annuity                    33,837          --          --       33,837       --
   Property and liabil-
    ity insurance                581      18,837      18,918          662   2857.7%
                        ------------ ----------- ----------- ------------
     Total premiums     $    553,408 $    67,263 $    91,548 $    577,693     15.8%
                        ============ =========== =========== ============
1997:
 Life insurance in
  force                 $122,120,394 $14,813,351 $25,566,734 $132,873,777     19.2%
                        ============ =========== =========== ============
 Premiums:
   Life insurance       $    340,984 $    30,547 $    63,815 $    374,252     17.1%
   Accident and health
    insurance                175,647      16,332       1,310      160,625      0.8%
   Annuity                    40,060          --          --       40,060       --
   Property and liabil-
    ity insurance             38,995      11,651      12,972       40,316     32.2%
                        ------------ ----------- ----------- ------------
     Total premiums     $    595,686 $    58,530 $    78,097 $    615,253     12.7%
                        ============ =========== =========== ============
1996:
 Life insurance in
  force                 $116,445,975 $15,164,764 $22,957,287 $124,238,498     18.5%
                        ============ =========== =========== ============
 Premiums:
   Life insurance       $    347,056 $    45,988 $    63,044 $    364,112     17.3%
   Accident and health
    insurance                174,219      15,511       1,389      160,097      0.9%
   Annuity                    38,041          --          --       38,041       --
   Property and liabil-
    ity insurance             55,782       5,729          56       50,109      0.1%
                        ------------ ----------- ----------- ------------
     Total premiums     $    615,098 $    67,228 $    64,489 $    612,359     10.5%
                        ============ =========== =========== ============

                       See independent auditors' report.

 Appendix I

Illustrations of Account Values and Death Benefits

  The following tables illustrate how the account value and death benefit of a policy change with the investment experience of the sub-accounts of the separate account. The tables show how the account values and death benefit of a policy issued to an insured of a given age and at a given premium would vary over time if the investment return on the assets held in each sub-account of the separate account were a uniform, gross, after-tax rate of 0 percent, 6 percent or 12 percent. In addition, the account values and death benefits would be different from those shown if the gross annual investment rates of return averaged 0 percent, 6 percent and 12 percent over a period of years, but fluctuated above and below those averages for individual policy years.
  The tables illustrate both a policy issued to an insured, age 45 and to an insured, age 55, in a group-sponsored program issued a group contract. This assumes a $4.00 monthly administration charge, a 3 percent sales load charge, a 2 percent premium tax charge, and a .25 percent federal tax charge. Cost of insurance charges used in the tables are either the guaranteed maximums or assumed levels as described in the following paragraph. If a particular policy has different administration, sales, tax, or cost of insurance charges, the account values and death benefits would vary from those shown in the tables. The illustrations of death benefits also vary between tables depending upon whether the level or variable type death benefits are illustrated.
  The account value column in the tables with the heading "Using Maximum Mortality Charges" shows the accumulated value of premiums paid reflecting deduction of the charges described above and monthly charges for the cost of insurance based on the guaranteed maximum rate when there has been simplified underwriting, which is 125 percent of the maximum allowed under the 1980 Commissioners Standard Ordinary ("CSO") Mortality Table. The account value column in the table with the heading "Using Current Mortality Charges" shows the accumulated value of premiums paid reflecting deduction of the charges described above and monthly charges for the cost of insurance at an assumed level which is substantially less than the guaranteed rate. Actual cost of insurance charges for a policy depend on a variety of factors as described in "Account Value Charges."
  The amounts shown for the hypothetical account value and death benefit as of each policy year reflect the fact that the net investment return on the assets held in the sub-accounts is lower than the gross, after-tax return. This is because expenses of the Fund and a daily mortality and expense risk charge assessed against the net assets of the Variable Universal Life Account are deducted from the gross return. The mortality and expense risk charge reflected in the illustrations is at an annual rate of .50 percent. The investment expenses illustrated represent an average of the investment advisory fee charged for all nineteen Portfolios of the Funds. The investment advisory fee for each Portfolio for the last fiscal year is shown under the heading "Fund Charges" in this prospectus. In addition to the deduction for the investment advisory fee, the illustrations also reflect a deduction for Portfolio costs and expenses for the last fiscal year, as illustrated under the heading "What charges are associated with the policy?--Fund Charges" in this prospectus. The illustration reflects certain fees and expenses that were waived or voluntarily absorbed, as detailed in the footnote to the expense table. We do not expect any changes to the voluntary absorption of expenses policy in the current year. Therefore, gross annual rates of return of 0 percent, 6 percent and 12 percent correspond to approximate net annual rates of return of -1.25 percent, 4.75 percent and 10.75 percent.
  The tables reflect the fact that no charges for federal, state or local income taxes are currently made against the Variable Universal Life Account. If such a charge is made in the future, it will take a higher gross rate of return to produce after-tax returns of 0 percent, 6 percent and 12 percent than it does now which produce the account values and death benefits illustrated. Additionally, the hypothetical values shown in the tables assume that the policy for which values are illustrated is not deemed an individual policy under OBRA, and therefore the values do not reflect the additional 1 percent of premium expense charge to cover Minnesota Life's increased federal tax expense in that situation.
  The tables illustrate the policy values that would result based upon the investment rates of return if the premiums are paid on a monthly basis, and if no policy loans have been made. The tables are also based on the assumptions that no partial surrenders have been made, that no transfer charges were incurred and that no optional riders have been requested. The policy values in the tables also may reflect an increase in the face amount of insurance to the minimum amount necessary to maintain the policy's qualification as life insurance under Section 7702 of the Code. Further, the tables may show a decrease in the face amount to a level that the account value immediately prior to the decrease plus the additional illustrated premiums with interest can provide.
  Upon request, we will provide a comparable illustration based on the proposed insured's age, the face amount of insurance, premium amount and frequency of payment, the group size and gender mix among other characteristics of the group and the insurance program.

                                                        Variable Universal Life
                             DEATH BENEFIT OPTION A
                                  ISSUE AGE 45
                       FACE AMOUNT OF INSURANCE--$100,000
                             ANNUAL PREMIUM--$1,800
                           (MONTHLY PREMIUM--$150)(1)

                        USING ASSUMED MORTALITY CHARGES*

                       -ASSUMING HYPOTHETICAL INVESTMENT RETURNS OF-
                      0% GROSS(2)      6% GROSS(2)      12% GROSS(2)
                      (-1.21% NET)     (4.79% NET)      (10.79% NET)
END OF
 POL    ATT ANNUAL  ACCOUNT  DEATH   ACCOUNT  DEATH   ACCOUNT   DEATH
  YR    AGE PREMIUM  VALUE  BENEFIT   VALUE  BENEFIT   VALUE   BENEFIT
------  --- ------- ------- -------- ------- -------- -------- --------
   1    46  $1,800  $ 1,457 $100,000 $ 1,505 $100,000 $  1,551 $100,000
   2    47   1,800    2,888  100,000   3,073  100,000    3,261  100,000
   3    48   1,800    4,282  100,000   4,695  100,000    5,135  100,000
   4    49   1,800    5,650  100,000   6,388  100,000    7,203  100,000
   5    50   1,800    7,005  100,000   8,166  100,000    9,501  100,000
   6    51   1,800    8,325  100,000  10,011  100,000   12,030  100,000
   7    52   1,800    9,599  100,000  11,917  100,000   14,805  100,000
   8    53   1,800   10,841  100,000  13,898  100,000   17,869  100,000
   9    54   1,800   12,029  100,000  15,940  100,000   21,233  100,000
  10    55   1,800   13,166  100,000  18,046  100,000   24,935  100,000
  15    60   1,800   17,805  100,000  29,439  100,000   49,890  100,000
  20    65   1,800   20,468  100,000  42,604  100,000   91,841  110,952
  25    70   1,800   20,774  100,000  58,479  100,000  161,789  186,057
  30    75   1,800   13,741  100,000  77,180  100,000  276,030  292,773

(1)A premium payment of $150 is assumed to be paid monthly at the beginning of each policy month.
(2)Assumes no policy loan has been made.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, and prevailing interest rates. The death benefits and account values for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representations can be made by Minnesota Life or the Fund that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

* This illustration uses assumed mortality charges for a group-sponsored program issued a group contract. Actual cost of insurance charges for a policy depend on a variety of factors as described in "Account Value Charges."

                             DEATH BENEFIT OPTION A
                                  ISSUE AGE 45
                       FACE AMOUNT OF INSURANCE--$100,000
                             ANNUAL PREMIUM--$1,800
                           (MONTHLY PREMIUM--$150)(1)

                        USING MAXIMUM MORTALITY CHARGES

                       -ASSUMING HYPOTHETICAL INVESTMENT RETURNS OF-
                      0% GROSS(2)      6% GROSS(2)      12% GROSS(2)
                      (-1.21% NET)     (4.79% NET)      (10.79% NET)
END OF
 POL    ATT ANNUAL  ACCOUNT  DEATH   ACCOUNT  DEATH   ACCOUNT   DEATH
  YR    AGE PREMIUM  VALUE  BENEFIT   VALUE  BENEFIT   VALUE   BENEFIT
------  --- ------- ------- -------- ------- -------- -------- --------
   1     46 $1,800  $1,060  $100,000 $ 1,094 $100,000 $  1,128 $100,000
   2     47  1,800   2,069   100,000   2,202  100,000    2,339  100,000
   3     48  1,800   3,026   100,000   3,324  100,000    3,640  100,000
   4     49  1,800   3,930   100,000   4,456  100,000    5,039  100,000
   5     50  1,800   4,776   100,000   5,598  100,000    6,546  100,000
   6     51  1,800   5,560   100,000   6,743  100,000    8,166  100,000
   7     52  1,800   6,275   100,000   7,886  100,000    9,908  100,000
   8     53  1,800   6,914   100,000   9,020  100,000   11,781  100,000
   9     54  1,800   7,469   100,000  10,137  100,000   13,793  100,000
  10     55  1,800   7,933   100,000  11,230  100,000   15,958  100,000
  15     60  1,800   8,721   100,000  16,162  100,000   29,803  100,000
  20     65  1,800   5,867   100,000  19,141  100,000   51,538  100,000
  25     70  1,800       0         0  17,066  100,000   89,256  102,644
  30     75  1,800       0         0   2,553  100,000  155,056  164,420

(1) A premium payment of $150 is assumed to be paid monthly at the beginning of each policy month.
(2) Assumes no policy loan has been made.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, and prevailing interest rates. The death benefits and account values for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representations can be made by Minnesota Life or the Fund that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                             DEATH BENEFIT OPTION B
                                  ISSUE AGE 45
                       FACE AMOUNT OF INSURANCE--$50,000
                             ANNUAL PREMIUM--$1,800
                           (MONTHLY PREMIUM--$150)(1)

                        USING ASSUMED MORTALITY CHARGES*

                      -ASSUMING HYPOTHETICAL INVESTMENT RETURNS OF-
                      0% GROSS(2)     6% GROSS(2)      12% GROSS(2)
                     (-1.21% NET)     (4.79% NET)      (10.79% NET)
END OF
 POL    ATT ANNUAL  ACCOUNT  DEATH  ACCOUNT  DEATH   ACCOUNT   DEATH
  YR    AGE PREMIUM  VALUE  BENEFIT  VALUE  BENEFIT   VALUE   BENEFIT
------  --- ------- ------- ------- ------- -------- -------- --------
   1    46  $1,800  $ 1,551 $51,551 $ 1,602 $ 51,602 $  1,651 $ 51,651
   2    47   1,800    3,078  53,078   3,274   53,274    3,474   53,474
   3    48   1,800    4,574  54,574   5,014   55,014    5,482   55,482
   4    49   1,800    6,046  56,046   6,831   56,831    7,699   57,699
   5    50   1,800    7,500  57,500   8,735   58,735   10,155   60,155
   6    51   1,800    8,925  58,925  10,719   60,719   12,864   62,864
   7    52   1,800   10,314  60,314  12,778   62,778   15,847   65,847
   8    53   1,800   11,675  61,675  14,924   64,924   19,138   69,138
   9    54   1,800   12,995  62,995  17,148   67,148   22,759   72,759
  10    55   1,800   14,276  64,276  19,455   69,455   26,746   76,746
  15    60   1,800   19,911  69,911  32,150   82,150   53,466  103,466
  20    65   1,800   24,089  74,089  46,891   96,891   96,564  146,564
  25    70   1,800   26,580  76,580  63,855  113,855  166,586  216,586
  30    75   1,800   24,633  74,633  80,442  130,442  277,992  327,992

(1) A premium payment of $150 is assumed to be paid monthly at the beginning of each policy month.
(2) Assumes no policy loan has been made.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, and prevailing interest rates. The death benefits and account values for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representations can be made by Minnesota Life or the Fund that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

 * This illustration uses assumed mortality charges for a group-sponsored program issued a group contract. Actual cost of insurance charges for a policy depend on a variety of factors as described in "Account Value Charges."

                             DEATH BENEFIT OPTION B
                                  ISSUE AGE 45
                       FACE AMOUNT OF INSURANCE--$50,000
                             ANNUAL PREMIUM--$1,800
                           (MONTHLY PREMIUM--$150)(1)

                        USING MAXIMUM MORTALITY CHARGES

                      -ASSUMING HYPOTHETICAL INVESTMENT RETURNS OF-
                      0% GROSS(2)     6% GROSS(2)     12% GROSS(2)
                     (-1.21% NET)     (4.79% NET)     (10.79% NET)
END OF
 POL    ATT ANNUAL  ACCOUNT  DEATH  ACCOUNT  DEATH  ACCOUNT   DEATH
  YR    AGE PREMIUM  VALUE  BENEFIT  VALUE  BENEFIT  VALUE   BENEFIT
------  --- ------- ------- ------- ------- ------- -------- --------
   1     46 $1,800  $ 1,334 $51,334 $ 1,377 $51,377 $  1,420 $ 51,420
   2     47  1,800    2,629  52,629   2,797  52,797    2,969   52,969
   3     48  1,800    3,886  53,886   4,261  54,261    4,661   54,661
   4     49  1,800    5,102  55,102   5,770  55,770    6,509   56,509
   5     50  1,800    6,276  56,276   7,322  57,322    8,526   58,526
   6     51  1,800    7,405  57,405   8,917  58,917   10,729   60,729
   7     52  1,800    8,486  58,486  10,553  60,553   13,133   63,133
   8     53  1,800    9,514  59,514  12,226  62,226   15,754   65,754
   9     54  1,800   10,486  60,486  13,934  63,934   18,610   68,610
  10     55  1,800   11,397  61,397  15,674  65,674   21,724   71,724
  15     60  1,800   14,973  64,973  24,791  74,791   42,098   92,098
  20     65  1,800   16,433  66,433  34,122  84,122   73,594  123,594
  25     70  1,800   14,655  64,655  42,278  92,278  121,979  171,979
  30     75  1,800    7,903  57,903  46,756  96,756  196,063  246,063

(1) A premium payment of $150 is assumed to be paid monthly at the beginning of each policy month.
(2) Assumes no policy loan has been made.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, and prevailing interest rates. The death benefits and account values for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representations can be made by Minnesota Life or the Fund that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                             DEATH BENEFIT OPTION A
                                  ISSUE AGE 55
                       FACE AMOUNT OF INSURANCE--$100,000
                             ANNUAL PREMIUM--$3,000
                           (MONTHLY PREMIUM--$250)(1)

                        USING ASSUMED MORTALITY CHARGES*

                       -ASSUMING HYPOTHETICAL INVESTMENT RETURNS OF-
                      0% GROSS(2)       6% GROSS(2)      12% GROSS(2)
                      (-1.21% NET)      (4.79% NET)      (10.79% NET)
END OF
 POL    ATT ANNUAL  ACCOUNT  DEATH   ACCOUNT   DEATH   ACCOUNT   DEATH
  YR    AGE PREMIUM  VALUE  BENEFIT   VALUE   BENEFIT   VALUE   BENEFIT
------  --- ------- ------- -------- -------- -------- -------- --------
   1    56  $3,000  $ 2,305 $100,000 $  2,380 $100,000 $  2,454 $100,000
   2    57   3,000    4,513  100,000    4,803  100,000    5,100  100,000
   3    58   3,000    6,638  100,000    7,287  100,000    7,977  100,000
   4    59   3,000    8,674  100,000    9,828  100,000   11,104  100,000
   5    60   3,000   10,624  100,000   12,432  100,000   14,516  100,000
   6    61   3,000   12,482  100,000   15,099  100,000   18,241  100,000
   7    62   3,000   14,251  100,000   17,835  100,000   22,324  100,000
   8    63   3,000   15,924  100,000   20,641  100,000   26,807  100,000
   9    64   3,000   17,516  100,000   23,538  100,000   31,755  100,000
  10    65   3,000   19,009  100,000   26,516  100,000   37,220  100,000
  15    70   3,000   25,050  100,000   43,084  100,000   75,436  100,000
  20    75   3,000   24,619  100,000   61,174  100,000  141,570  149,983
  25    80   3,000   10,570  100,000   82,648  100,000  250,670  263,204
  30    85   3,000        0        0  115,193  120,952  424,132  445,339

(1) A premium payment of $250 is assumed to be paid monthly at the beginning of each policy month.
(2) Assumes no policy loan has been made.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, and prevailing interest rates. The death benefits and account values for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representations can be made by Minnesota Life or the Fund that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

 * This illustration uses assumed mortality charges for a group-sponsored program issued a group contract. Actual cost of insurance charges for a policy depend on a variety of factors as described in "Account Value Charges."

                             DEATH BENEFIT OPTION A
                                  ISSUE AGE 55
                       FACE AMOUNT OF INSURANCE--$100,000
                             ANNUAL PREMIUM--$3,000
                           (MONTHLY PREMIUM--$250)(1)

                        USING MAXIMUM MORTALITY CHARGES

                       -ASSUMING HYPOTHETICAL INVESTMENT RETURNS OF-
                      0% GROSS(2)      6% GROSS(2)      12% GROSS(2)
                      (-1.21% NET)     (4.79% NET)      (10.79% NET)
END OF
 POL    ATT ANNUAL  ACCOUNT  DEATH   ACCOUNT  DEATH   ACCOUNT   DEATH
  YR    AGE PREMIUM  VALUE  BENEFIT   VALUE  BENEFIT   VALUE   BENEFIT
------  --- ------- ------- -------- ------- -------- -------- --------
   1     56 $3,000  $1,478  $100,000 $ 1,527 $100,000 $  1,574 $100,000
   2     57  3,000   2,851   100,000   3,036  100,000    3,226  100,000
   3     58  3,000   4,113   100,000   4,526  100,000    4,964  100,000
   4     59  3,000   5,265   100,000   5,992  100,000    6,798  100,000
   5     60  3,000   6,297   100,000   7,426  100,000    8,733  100,000
   6     61  3,000   7,195   100,000   8,814  100,000   10,771  100,000
   7     62  3,000   7,942   100,000  10,136  100,000   12,911  100,000
   8     63  3,000   8,516   100,000  11,371  100,000   15,153  100,000
   9     64  3,000   8,894   100,000  12,493  100,000   17,496  100,000
  10     65  3,000   9,052   100,000  13,476  100,000   19,942  100,000
  15     70  3,000   5,803   100,000  15,462  100,000   34,330  100,000
  20     75  3,000       0         0   7,265  100,000   54,717  100,000
  25     80  3,000       0         0       0        0   91,670  100,000
  30     85  3,000       0         0       0        0  165,190  173,449

(1) A premium payment of $250 is assumed to be paid monthly at the beginning of each policy month.
(2) Assumes no policy loan has been made.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, and prevailing interest rates. The death benefits and account values for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representations can be made by Minnesota Life or the Fund that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                             DEATH BENEFIT OPTION B
                                  ISSUE AGE 55
                       FACE AMOUNT OF INSURANCE--$50,000
                             ANNUAL PREMIUM--$3,000
                           (MONTHLY PREMIUM--$250)(1)

                        USING ASSUMED MORTALITY CHARGES*

                      -ASSUMING HYPOTHETICAL INVESTMENT RETURNS OF-
                      0% GROSS(2)     6% GROSS(2)      12% GROSS(2)
                     (-1.21% NET)     (4.79% NET)      (10.79% NET)
END OF
 POL    ATT ANNUAL  ACCOUNT  DEATH  ACCOUNT  DEATH   ACCOUNT   DEATH
  YR    AGE PREMIUM  VALUE  BENEFIT  VALUE  BENEFIT   VALUE   BENEFIT
------  --- ------- ------- ------- ------- -------- -------- --------
   1    56  $3,000  $ 2,538 $52,538 $ 2,620 $ 52,620 $  2,701 $ 52,701
   2    57   3,000    5,003  55,003   5,323   55,323    5,650   55,650
   3    58   3,000    7,403  57,403   8,118   58,118    8,878   58,878
   4    59   3,000    9,731  59,731  11,004   61,004   12,411   62,411
   5    60   3,000   11,990  61,990  13,985   63,985   16,280   66,280
   6    61   3,000   14,174  64,174  17,060   67,060   20,516   70,516
   7    62   3,000   16,284  66,284  20,233   70,233   25,158   75,158
   8    63   3,000   18,315  68,315  23,502   73,502   30,244   80,244
   9    64   3,000   20,273  70,273  26,879   76,879   35,828   85,828
  10    65   3,000   22,148  72,148  30,356   80,356   41,951   91,951
  15    70   3,000   30,267  80,267  49,379   99,379   82,885  132,885
  20    75   3,000   33,615  83,615  68,568  118,568  145,737  195,737
  25    80   3,000   29,185  79,185  84,021  134,021  240,463  290,463
  30    85   3,000   11,904  61,904  88,505  138,505  381,343  431,343

(1) A premium payment of $250 is assumed to be paid monthly at the beginning of each policy month.
(2) Assumes no policy loan has been made.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, and prevailing interest rates. The death benefits and account values for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representations can be made by Minnesota Life or the Fund that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

* This illustration uses assumed mortality charges for a group-sponsored program issued a group contract. Actual cost of insurance charges for a policy depend on a variety of factors as described in "Account Value Charges."

                             DEATH BENEFIT OPTION B
                                  ISSUE AGE 55
                       FACE AMOUNT OF INSURANCE--$50,000
                             ANNUAL PREMIUM--$3,000
                           (MONTHLY PREMIUM--$250)(1)

                        USING MAXIMUM MORTALITY CHARGES

                      -ASSUMING HYPOTHETICAL INVESTMENT RETURNS OF-
                      0% GROSS(2)     6% GROSS(2)     12% GROSS(2)
                     (-1.21% NET)     (4.79% NET)     (10.79% NET)
END OF
 POL    ATT ANNUAL  ACCOUNT  DEATH  ACCOUNT  DEATH  ACCOUNT   DEATH
  YR    AGE PREMIUM  VALUE  BENEFIT  VALUE  BENEFIT  VALUE   BENEFIT
------  --- ------- ------- ------- ------- ------- -------- --------
   1    56  $3,000  $ 2,092 $52,092 $ 2,161 $52,161 $  2,227 $ 52,227
   2    57   3,000    4,105  54,105   4,368  54,368    4,637   54,637
   3    58   3,000    6,037  56,037   6,623  56,623    7,247   57,247
   4    59   3,000    7,885  57,885   8,924  58,924   10,074   60,074
   5    60   3,000    9,645  59,645  11,268  61,268   13,136   63,136
   6    61   3,000   11,310  61,310  13,647  63,647   16,450   66,450
   7    62   3,000   12,871  62,871  16,054  66,054   20,033   70,033
   8    63   3,000   14,317  64,317  18,477  68,477   23,899   73,899
   9    64   3,000   15,635  65,635  20,902  70,902   28,065   78,065
  10    65   3,000   16,816  66,816  23,318  73,318   32,552   82,552
  15    70   3,000   20,412  70,412  34,907  84,907   60,772  110,772
  20    75   3,000   18,716  68,716  43,725  93,725  101,197  151,197
  25    80   3,000    8,612  58,612  45,043  95,043  157,352  207,352
  30    85   3,000        0       0  32,228  82,228  234,440  284,440

(1) A premium payment of $250 is assumed to be paid monthly at the beginning of each policy month.
(2) Assumes no policy loan has been made.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, and prevailing interest rates. The death benefits and account values for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representations can be made by Minnesota Life or the Fund that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                                                    Appendix II
Policy Loan Example

As an example of the effect of a policy loan upon the policy account value and the death benefit, assume a policy of an insured age 45 with the following characteristics: The Variable Universal Life Policy has an Option B death benefit with a level face amount of $50,000. Further, assume that 100 percent of net premiums are invested in the sub-accounts of the Variable Universal Life Account, that the gross investment rate in the Variable Universal Life Account was 12 percent each year and that Minnesota Life deducted assumed mortality charges. This situation is shown in Appendix I, "Illustrations of Account Values and Death Benefits."
  Now assume that the insured, who is also the owner of the policy, takes a policy loan in the amount of $5,000 at the end of the fourth policy year.
  When a policy loan is taken, the net cash value is reduced by the amount borrowed and any accrued interest subsequently charged. The amount borrowed continues to be a part of the account value, as the amount borrowed becomes part of the loan account value where it will accrue loan interest credits and will be held in our general account. Interest is charged on the policy loan at a policy loan interest rate of 8 percent per year. Interest is also credited to a policy when there is a policy loan. Interest credits on the policy loan are at a rate which is not less than the policy loan interest rate less 2 percent per year. Assume the interest credits in this example will be at 6 percent per year.
  The following table shows the effect on the end of fifth year account value and death benefit, if a policy loan of $5,000 is made at the end of the fourth year.

               End of Year                                      End of Year
              Account Value                                    Death Benefit
      With Loan           Without Loan                 With Loan                 Without Loan
      ---------           ------------                 ---------                 ------------
       $9,914               $10,155                     $59,914                    $60,155

  Note that the difference in the account values here represents the difference between the actual policy performance in the sub-accounts of the Variable Universal Life Account and the interest credited on the principal amount of the policy loan. If interest credited on a policy loan exceeds the policy performance, then a policy with a loan will have a greater value than a policy with no loan activity. Where policy performance exceeds the interest credited on a policy loan, the resulting policy value will be lower than it would have been if the loan were not made.
  Now consider an identical situation to that above except that the death benefit is under Option A with a face amount of insurance of $100,000. This situation is also shown in Appendix I, "Illustrations of Account Values and Death Benefits." The following table shows the effect on the same fifth year values if a policy loan of $5,000 is made at the end of the fourth year.

               End of Year                                      End of Year
              Account Value                                    Death Benefit
      With Loan           Without Loan                 With Loan                 Without Loan
      ---------           ------------                 ---------                 ------------
       $9,259                $9,501                    $100,000                    $100,000

  The account values above under the "With Loan" headings include the loan account value, that is, the amount of the loan plus accrued interest subsequently credited. If the insured were to surrender the policy at the end of the fifth year, he or she would receive only the net cash value in the sub-accounts of the Variable Universal Life Account. The net cash value equals the account value less the loan account value since there are no charges due.
  Similarly, if the insured were to die at the end of the fifth year we would pay out the death benefit listed under the "With Loan" heading less the loan account value.